UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

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BBH TRUST
On behalf of the following series:

BBH Select Series — Mid Cap Fund
BBH Partner Fund — International Equity
BBH Limited Duration Fund
BBH Income Fund
BBH Select Series — Large Cap Fund
BBH Intermediate Municipal Bond Fund
BBH U.S. Government Money Market Fund
(Exact name of registrant as specified in charter)

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140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
251 Little Falls Drive
Wilmington, DE 19808
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
BBH Select Series - Mid Cap Fund

Class I: BBMIX

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about BBH Select Series - Mid Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about BBH Select Series - Mid Cap Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$79	0.81%

How did the Fund perform last year? What affected the Fund's performance?

For the fiscal year ended October 31, 2025, the Fund decreased (5.19%), while the primary benchmark, the Russell Midcap Index, increased +10.79%.

Compared to the benchmark, relative underweights to real estate and the consumer discretionary and staples sectors, together with a healthy overweight to technology, provided a modest positive contribution. However, this was not enough to overcome the adverse impact to Fund performance from weak security selection, particularly within the technology and health care sectors, where portfolio companies were impacted by volatile tariff policy, cuts to academic and life science funding, and the threat of sectoral tariffs. The top individual detractors to Fund performance were Globant S.A., Bruker Corp, and AptarGroup Inc. The top individual contributors to Fund performance were Arista Networks Inc, Take-Two Interactive Software, and Guidewire Software Inc. For the year, benchmark performance was disproportionately driven by less profitable or unprofitable companies, which the Fund typically seeks to avoid given its investment criteria. The Fund will continue to focus on identifying high quality, profitable companies with current and growing free cash flows.

Total Return Based on $10,000 Investment

	BBH Select Series - Mid Cap Fund	Russell Midcap Index
05/2021	$10,000	$10,000
10/2021	$10,680	$10,751
10/2022	$8,850	$8,906
10/2023	$8,950	$8,816
10/2024	$12,243	$11,936
10/2025	$11,608	$13,224

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception May 24, 2021 to October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Key Fund Statistics

Total Net Assets	$517,733,011
# of Portfolio Holdings	27
Portfolio Turnover Rate	23%
Net Advisory Fees Paid	$3,830,531

Average Annual Total Returns (%)

Name	1 Year	Since Inception (May 24, 2021)
Class I	(5.19)%	3.42%
Russell Midcap Index	10.79%	6.50%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

Top Ten Holdings (% of Total Net Assets)

Guidewire Software, Inc.	6.3%
Arista Networks, Inc.	5.4%
CBRE Group, Inc. (Class A)	5.4%
Take-Two Interactive Software, Inc.	5.1%
GFL Environmental, Inc. (Canada)	4.8%
GXO Logistics, Inc.	4.7%
Watsco, Inc.	4.5%
LPL Financial Holdings, Inc.	4.2%
Advanced Drainage Systems, Inc.	4.1%
West Pharmaceutical Services, Inc.	4.1%

Sector Diversification (% of Investments)

Common Stock:
Communication Services	5.2%
Consumer Discretionary	4.7%
Consumer Staples	5.4%
Financials	13.9%
Health Care	7.3%
Industrials	30.4%
Information Technology	21.0%
Materials	6.6%
Real Estate	5.5%

Material Fund Changes

On November 17, 2025, the Fund was reorganized into an exchange-traded fund, BBH Series Mid Cap ETF (the "Acquiring ETF"), under a Plan of Reorganization previously approved by the Board of Trustees of BBH Trust. The reorganization was structured as a tax-free reorganization under the applicable sections of U.S. Internal Revenue Code. All outstanding shares of the Fund were exchanged for shares of equal value of the Acquiring ETF. The shares of the Acquiring ETF are listed under ticker BBHM. The Acquiring ETF has the same investment adviser, investment objective and principal investment strategies as the Fund. The reorganization did not require shareholder approval.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Partner Fund - International Equity

Class I: BBHLX

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about BBH Partner Fund - International Equity for the period of November 1, 2024 to October 31, 2025. You can find additional information about BBH Partner Fund - International Equity at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$70	0.63%

How did the Fund perform last year? What affected the Fund's performance?

For the fiscal year ended October 31, 2025, the Fund returned +23.66%, roughly keeping pace with its benchmark, the MSCI EAFE Index, which returned +23.03% for the period.

For the BBH International Equity Fund, an underweight to financials, combined with poor selection within the sector, was the largest drag on performance. However, an overweight to industrials and information technology, along with strong asset selection contributed positively to performance.

For the year, the benchmark delivered strong performance with every sector contributing positively. Financials were the largest driver of returns, supported by stable rates and resilient lending activity. Defense-related industrials also added positively to performance. Consumer staples and consumer discretionary, while lagging the top performing sectors, contributed to overall gains.

Total Return Based on $10,000 Investment

	BBH International Equity Fund	MSCI EAFE Index
10/2015	$10,000	$10,000
10/2016	$10,151	$9,677
10/2017	$12,030	$11,945
10/2018	$11,535	$11,127
10/2019	$13,486	$12,355
10/2020	$15,049	$11,507
10/2021	$18,417	$15,441
10/2022	$12,540	$11,889
10/2023	$13,196	$13,602
10/2024	$16,965	$16,725
10/2025	$20,980	$20,578

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Key Fund Statistics

  Total Net Assets$2,563,656,629
  # of Portfolio Holdings69
  Portfolio Turnover Rate62%
  Net Advisory Fees Paid$14,211,110

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	23.66%	6.87%	7.69%
MSCI EAFE Index	23.03%	12.33%	7.48%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

Top Ten Holdings

(% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6.3%
ASML Holding NV	3.4%
CRH, Plc.	3.3%
BAE Systems, Plc.	3.3%
Keyence Corp.	3.0%
Thales S.A.	2.9%
Advantest Corp.	2.8%
London Stock Exchange Group, Plc.	2.5%
Safran S.A.	2.5%
Samsung Electronics Co., Ltd.	2.4%

Country Diversification

(% of Investments)

Japan	19.2%
France	13.8%
United Kingdom	9.9%
Germany	8.6%
Netherlands	8.4%
Ireland	7.4%
Taiwan	6.7%
Canada	6.0%
South Korea	3.8%
Denmark	3.7%
Others	12.5%

Sector Diversification

(% of Investments)

Common Stock:
Communication Services	3.0%
Consumer Discretionary	7.6%
Consumer Staples	0.2%
Energy	1.5%
Financials	8.9%
Health Care	10.9%
Industrials	26.4%
Information Technology	32.8%
Materials	7.4%
Preferred Stock:
Consumer Discretionary	1.3%
Warrants:
Information Technology	0.0%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Limited Duration Fund

Class I: BBBIX

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$28	0.27%

How did the Fund perform last year? What affected the Fund's performance?

The BBH Limited Duration Fund Class I (“the Fund”) produced a return of +5.72% for the fiscal year ending October 31, 2025. Its benchmark, the Bloomberg US 1-3 Year Treasury Bond Index, returned +4.87% over the same period.

The Fund’s positive return was most impacted by the interest rate environment. The Federal Reserve (“Fed”) cut interest rates by a total of (1.00)% over the Fund’s fiscal year, and short- and intermediate-term interest rates declined to reflect the actual rate cuts and changes in expectations of future Fed interest rate decisions. The 2-Year Treasury interest rate declined (0.60)% to +3.57%, and the 5-Year Treasury interest rate declined (0.47)% to +3.69%. The Fund’s performance benefitted from its starting yield level and the subsequent decline in interest rates, although the decline in interest rates lowers the Fund’s forward-looking return. While the Fund’s interest rate risk profile and the interest rate environment drove the Fund’s returns, it detracted slightly from the Fund’s return relative to its benchmark, as the Fund had less exposure to interest rates (a lower duration) than its Index.

The Fund’s performance versus its benchmark was driven by a combination of its weighting to credit sectors, which are sectors that offer higher income potential versus U.S. Treasuries due to risks of default or adverse repayment, and its selection results within those sectors. Credit sectors performed strongly during the year, including segments of the corporate bond and loan markets, the asset-backed securities ("ABS") market, and the commercial mortgage-backed securities ("CMBS") market. The Fund experienced favorable selection results from its holdings of corporate bonds and loans of healthcare, media entertainment, electric utility, and life insurance companies, as well as positions in bonds of single asset, single borrower CMBS and data center ABS. The Fund, and not the benchmark, held positions in bonds of triple net lease ABS that detracted from performance.

Total Return Based on $10,000 Investment

	BBH Limited Duration Fund	Bloomberg US 1-3 Year Treasury Bond Index	Referenced BenchmarkFootnote Reference*
10/2015	$10,000	$10,000	$10,000
10/2016	$10,213	$10,091	$10,159
10/2017	$10,496	$10,116	$10,275
10/2018	$10,717	$10,134	$10,413
10/2019	$11,158	$10,602	$10,845
10/2020	$11,408	$10,947	$11,133
10/2021	$11,689	$10,918	$11,162
10/2022	$11,439	$10,388	$10,914
10/2023	$12,174	$10,689	$11,409
10/2024	$13,182	$11,307	$12,189
10/2025	$13,936	$11,858	$12,815
Footnote	Description
Footnote*	The Reference Benchmark is an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Key Fund Statistics

Total Net Assets	$10,160,542,184
# of Portfolio Holdings	483
Portfolio Turnover Rate	38%
Net Advisory Fees Paid	$23,334,063

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	5.72%	4.08%	3.37%
Bloomberg US 1-3 Year Treasury Bond Index	4.87%	1.61%	1.72%
Referenced Benchmark	5.13%	2.85%	2.51%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

Top Ten Holdings (% of Total Net Assets)*

Air Lease Corp., 2.875%, 1/15/2026	0.9%
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	0.7%
Truist Bank, 4.671%, 5/20/2027	0.7%
Ares Capital Corp., 3.875%, 1/15/2026	0.7%
Honeywell International, Inc. Term A1, 4.840%, 5/7/2027	0.7%
Royal Bank of Canada, 4.715%, 3/27/2028	0.6%
Edison International, 5.375%,	0.6%
Charter Communications Operating LLC Term B4, 5.985%, 12/7/2030	0.6%
General Motors Financial Co., Inc., 1.250%, 1/8/2026	0.6%
Mercedes-Benz Finance North America LLC, 4.650%, 4/1/2027	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Asset Backed Securities	22.6%
Commercial Mortgage Backed Securities	4.2%
Corporate Bonds	51.9%
Loan Participations and Assignments	6.9%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	1.0%
U.S. Treasury Bills	12.9%
U.S. Treasury Bonds and Notes	0.2%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Limited Duration Fund

Class N: BBBMX

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class N	$36	0.35%

How did the Fund perform last year? What affected the Fund's performance?

The BBH Limited Duration Fund Class N (“the Fund”) produced a return of +5.64% for the fiscal year ending October 31, 2025. Its benchmark, the Bloomberg US 1-3 Year Treasury Bond Index, returned +4.87% over the same period.

The Fund’s positive return was most impacted by the interest rate environment. The Federal Reserve (“Fed”) cut interest rates by a total of (1.00)% over the Fund’s fiscal year, and short- and intermediate-term interest rates declined to reflect the actual rate cuts and changes in expectations of future Fed interest rate decisions. The 2-Year Treasury interest rate declined (0.60)% to +3.57%, and the 5-Year Treasury interest rate declined (0.47)% to +3.69%. The Fund’s performance benefitted from its starting yield level and the subsequent decline in interest rates, although the decline in interest rates lowers the Fund’s forward-looking return. While the Fund’s interest rate risk profile and the interest rate environment drove the Fund’s returns, it detracted slightly from the Fund’s return relative to its benchmark, as the Fund had less exposure to interest rates (a lower duration) than its Index.

The Fund’s performance versus its benchmark was driven by a combination of its weighting to credit sectors, which are sectors that offer higher income potential versus U.S. Treasuries due to risks of default or adverse repayment, and its selection results within those sectors. Credit sectors performed strongly during the year, including segments of the corporate bond and loan markets, the asset-backed securities ("ABS") market, and the commercial mortgage-backed securities ("CMBS") market. The Fund experienced favorable selection results from its holdings of corporate bonds and loans of healthcare, media entertainment, electric utility, and life insurance companies, as well as positions in bonds of single asset, single borrower CMBS and data center ABS. The Fund, and not the benchmark, held positions in bonds of triple net lease ABS that detracted from performance.

Total Return Based on $10,000 Investment

	BBH Limited Duration Fund	Bloomberg US 1-3 Year Treasury Bond Index	Referenced BenchmarkFootnote Reference*
10/2015	$10,000	$10,000	$10,000
10/2016	$10,190	$10,091	$10,159
10/2017	$10,458	$10,116	$10,275
10/2018	$10,670	$10,134	$10,413
10/2019	$11,112	$10,602	$10,845
10/2020	$11,341	$10,947	$11,133
10/2021	$11,612	$10,918	$11,162
10/2022	$11,366	$10,388	$10,914
10/2023	$12,075	$10,689	$11,409
10/2024	$13,065	$11,307	$12,189
10/2025	$13,802	$11,858	$12,815
Footnote	Description
Footnote*	The Reference Benchmark is an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Key Fund Statistics

Total Net Assets	$10,160,542,184
# of Portfolio Holdings	483
Portfolio Turnover Rate	38%
Net Advisory Fees Paid	$23,334,063

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	5.64%	4.01%	3.27%
Bloomberg US 1-3 Year Treasury Bond Index	4.87%	1.61%	1.72%
Referenced Benchmark	5.13%	2.85%	2.51%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

Top Ten Holdings (% of Total Net Assets)*

Air Lease Corp., 2.875%, 1/15/2026	0.9%
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	0.7%
Truist Bank, 4.671%, 5/20/2027	0.7%
Ares Capital Corp., 3.875%, 1/15/2026	0.7%
Honeywell International, Inc. Term A1, 4.840%, 5/7/2027	0.7%
Royal Bank of Canada, 4.715%, 3/27/2028	0.6%
Edison International, 5.375%,	0.6%
Charter Communications Operating LLC Term B4, 5.985%, 12/7/2030	0.6%
General Motors Financial Co., Inc., 1.250%, 1/8/2026	0.6%
Mercedes-Benz Finance North America LLC, 4.650%, 4/1/2027	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Asset Backed Securities	22.6%
Commercial Mortgage Backed Securities	4.2%
Corporate Bonds	51.9%
Loan Participations and Assignments	6.9%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	1.0%
U.S. Treasury Bills	12.9%
U.S. Treasury Bonds and Notes	0.2%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Income Fund

Class I: BBNIX

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about BBH Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about BBH Income Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$46	0.44%

How did the Fund perform last year? What affected the Fund's performance?

The BBH Income Fund Class I (“the Fund”) produced a return of +7.04% for the fiscal year ending October 31, 2025. Its benchmark, the Bloomberg U.S. Aggregate Bond Index, returned +6.16% over the same period.

The Fund’s return was most impacted by the interest rate environment. The Federal Reserve (“Fed”) cut interest rates by a total of (1.00)% over the Fund’s fiscal year, and short- and intermediate-term interest rates declined to reflect the actual rate cuts and changes in expectations of future Fed interest rate decisions. The 2-Year Treasury interest rate declined (0.60)% to 3.57%, and the 5-Year Treasury interest rate declined (0.47)% to 3.69%. The Fund’s performance benefitted from its starting yield level and the subsequent decline in interest rates, although the decline in interest rates lowers the Fund’s forward-looking return. While the Fund’s interest rate risk profile and the interest rate environment drove the Fund’s returns, it had a negligible impact on the Fund’s return relative to its benchmark, as the Fund is managed to approximate the benchmark’s interest rate risk profile.

The Fund’s performance versus its benchmark was driven by asset selection within a variety of credit sectors, which are sectors that offer higher income potential versus U.S. Treasuries due to risks of default or adverse repayment. Those sectors performed strongly during the year. Other positive contributors were corporate bonds, corporate loans, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Fund experienced favorable selection results from its holdings of corporate bonds and loans of healthcare, electric utility, technology, and property and casualty insurance companies, as well as positions in bonds of business development companies and data center ABS. Positions in bonds and loans of chemicals companies detracted from relative performance.

Total Return Based on $10,000 Investment

	BBH Income Fund	Bloomberg US Aggregate Bond Index
06/2018	$10,000	$10,000
10/2018	$9,925	$9,917
10/2019	$11,091	$11,058
10/2020	$11,964	$11,743
10/2021	$12,519	$11,687
10/2022	$10,525	$9,854
10/2023	$10,851	$9,889
10/2024	$12,302	$10,932
10/2025	$13,168	$11,605

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception June 27, 2018 to October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Key Fund Statistics

Total Net Assets	$1,920,981,315
# of Portfolio Holdings	357
Portfolio Turnover Rate	42%
Net Advisory Fees Paid	$6,238,524

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (June 27, 2018)
Class I	7.04%	1.94%	3.82%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	2.05%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

Top Ten Holdings (% of Total Net Assets)*

HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/2034	0.6%
Ares Capital Corp., 2.150%, 7/15/2026	0.6%
Connect Finco S.a.r.l., 8.465%, 9/27/2029	0.6%
Zayo Issuer LLC 2025-2A, 5.953%, 6/20/2055	0.6%
Bank of America Corp., 4.375%,	0.6%
LendingTree, Inc. Term B, 8.465%, 8/21/2030	0.5%
PFS Financing Corp. 2024-F, 4.750%, 8/15/2029	0.5%
XPLR Infrastructure LP, 0.000%, 11/15/2025	0.5%
Oxford Finance Funding Trust LLC 2025-1A, 5.413%, 2/15/2035	0.5%
INTOWN Mortgage Trust 2025-STAY, 5.382%, 3/15/2042	0.5%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Asset Backed Securities	16.4%
Commercial Mortgage Backed Securities	6.9%
Corporate Bonds	37.0%
Loan Participations and Assignments	10.9%
Municipal Bonds	0.0%
Preferred Securities	1.7%
Residential Mortgage Backed Securities	0.0%
U.S. Treasury Bills	3.1%
U.S. Treasury Bonds and Notes	24.0%

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2 billion, 0.38% per annum on the next $1 billion and 0.35% per annum on amounts over $3 billion of the average daily net assets of the Fund.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Select Series - Large Cap Fund

Class I: BBLIX

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about BBH Select Series - Large Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about BBH Select Series - Large Cap Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$76	0.71%

How did the Fund perform last year? What affected the Fund's performance?

In the period, the Fund gained +13.58% over the fiscal year ended October 31, 2025, while the SPX gained +21.45%. The performance of the SPX was heavily influenced by the outsized stock price performance of a small number of large index constituent companies, four of which are in the Fund, and two separate rallies of low quality and higher beta companies that are a poor fit with the Funds investment criteria and ones the Fund seeks to avoid, both by the strategic design of its investment criteria and implementation, in an effort to produce durable returns over the long-term and fundamentally outperform during periods of economic or market stress. Notably, during the period February 13th through April 8th, 2025, which was a period of tariff and policy-related stress, the Fund outperformed SPX by 3.95%. The communication services sector was the largest Fund performance contributor, while weak stock selection in financials, health care, and the consumer discretionary sectors detracted from Fund returns.

During the fiscal year ended October 31, 2025, the fundamental financial results of the Fund were strong, continuing a period of strong economic value creation at levels and rates of growth that remain attractive relative to the Fund’s primary benchmark, the S&P 500 Index (the SPX). Stock price-driven returns of the Fund have continued to generally track its economic value creation and were at levels believed to be attractive and are meaningfully above those that are assumed in the valuation work supporting the underwriting of the portfolio companies comprising the Fund.

Total Return Based on $10,000 Investment

	BBH Select Series - Large Cap Fund	S&P 500 Index
09/2019	$10,000	$10,000
10/2019	$10,120	$10,221
10/2020	$10,304	$11,214
10/2021	$14,174	$16,026
10/2022	$11,491	$13,684
10/2023	$13,173	$15,072
10/2024	$16,967	$20,802
10/2025	$19,271	$25,265

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception September 9, 2019 to October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Key Fund Statistics

Total Net Assets	$520,819,276
# of Portfolio Holdings	35
Portfolio Turnover Rate	20%
Net Advisory Fees Paid	$3,165,042

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (September 9, 2019)
Class I	13.58%	13.34%	11.27%
S&P 500 Index	21.45%	17.64%	16.29%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

Top Ten Holdings (% of Total Net Assets)

Alphabet, Inc. (Class C)	7.8%
Microsoft Corp.	7.2%
KLA Corp.	6.6%
Mastercard, Inc. (Class A)	5.5%
Oracle Corp.	5.4%
Amazon.com, Inc.	5.0%
Berkshire Hathaway, Inc. (Class B)	4.2%
Apple, Inc.	3.7%
Waste Management, Inc.	3.3%
Booking Holdings, Inc.	3.3%

Sector Diversification (% of Investments)

Common Stock:
Communication Services	8.0%
Consumer Discretionary	11.4%
Consumer Staples	5.5%
Financials	17.8%
Health Care	11.4%
Industrials	7.0%
Information Technology	35.8%
Materials	3.1%

Material Fund Changes

On November 17, 2025, the Fund was reorganized into an exchange-traded fund, BBH Series Large Cap ETF (the "Acquiring ETF"), under a Plan of Reorganization previously approved by the Board of Trustees of BBH Trust. The reorganization was structured as a tax-free reorganization under the applicable sections of U.S. Internal Revenue Code. All outstanding shares of the Fund were exchanged for shares of equal value of the Acquiring ETF. The shares of the Acquiring ETF are listed under ticker BBHL. The Acquiring ETF has the same investment adviser, investment objective and principal investment strategies as the Fund. The reorganization did not require shareholder approval.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Intermediate Municipal Bond Fund

Class I: BBIIX

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$45	0.44%

How did the Fund perform last year? What affected the Fund's performance?

BBH Intermediate Municipal Bond Fund (the “Fund”) Class I produced a total return of +5.13% for the twelve-month period to October 31, 2025. Its benchmark, the Barclays Capital 1-15 Year Municipal Index, had a return of +4.83% over the same period. The municipal bond market experienced significant volatility due to a variety of factors, including tariffs, tax reform, and ongoing elevated political uncertainties.

The Fund outperformed its benchmark by +0.30%, which left it strongly-ranked relative to its peers. The Fund’s material holdings of state housing finance authorities, prepaid natural gas, and airports were large contributors to performance along with positions in zero-coupon bonds and floating rate notes.

In the period, intermediate and long-term tax-exempt interest rates moved in opposite directions, with 10-year maturity yields declining (0.30)% and 20-year maturity yields increasing +0.30%. The Federal Reserve (Fed) eased its policy rate at both its September and October Federal Open Market Committee meetings. Although measures of inflation remain moderately above the Fed’s long-term target of +2%, building concerns about the health of the labor market spurred the Fed to act.

The credit-sensitive portions of the municipal bond market performed in line with higher-rated securities. Despite the lack of return differentiation, rising risks are associated with lower-rated bonds, particularly in the healthcare and higher education sectors, which the Fund does not own. Unlike in the past several years, federal fiscal support for states is declining, resulting in further uncertainties. A core element of the Fund’s strategy is to focus on smaller areas of the municipal bond market and own securities that are structurally more complex. This has allowed the Fund to enhance the risk-adjusted return of the Fund. The Fund’s focus on high quality securities in these sectors to preserve Fund liquidity.

Total Return Based on $10,000 Investment

	BBH Intermediate Municipal Bond Fund	Bloomberg Municipal 1-15 Year Index
10/2015	$10,000	$10,000
10/2016	$10,480	$10,310
10/2017	$10,832	$10,510
10/2018	$10,820	$10,454
10/2019	$11,727	$11,302
10/2020	$12,216	$11,716
10/2021	$12,364	$11,924
10/2022	$11,160	$10,858
10/2023	$11,562	$11,126
10/2024	$12,640	$11,964
10/2025	$13,289	$12,542

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Key Fund Statistics

Total Net Assets	$1,985,461,984
# of Portfolio Holdings	435
Portfolio Turnover Rate*	187%
Net Advisory Fees Paid	$6,073,761

  *      37% excluding variable rate demand notes.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	5.13%	1.70%	2.88%
Bloomberg Municipal 1-15 Year Index	4.83%	1.37%	2.29%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

Top Ten Holdings (% of Total Net Assets)

University of North Carolina at Chapel Hill, Revenue Bonds, 3.891%, 12/1/2041	1.9%
California Community Choice Financing Authority, Revenue Bonds, 3.670%, 2/1/2052	1.3%
Illinois Finance Authority, Revenue Bonds, 3.600%, 11/3/2025	1.2%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.2%
State of Ohio, Revenue Bonds, 3.900%, 11/3/2025	1.2%
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000%, 1/1/2055	1.1%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.1%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 3.900%, 11/3/2025	1.0%
New York City Municipal Water Finance Authority, Revenue Bonds, 3.900%, 11/3/2025	1.0%

Breakdown by Security Type (% of Investments)

Asset Backed Securities	1.2%
Commercial Mortgage Backed Securities	0.9%
Municipal Bonds	97.9%

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2.5 billion and 0.35% per annum for amounts over $2.5 billion of the average daily net assets of the Fund.

Matthew Hyman, Managing Director of BBH, was appointed as a co-portfolio manager of the Fund in 2025.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Intermediate Municipal Bond Fund

Class N: BBINX

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class N	$67	0.65%

How did the Fund perform last year? What affected the Fund's performance?

BBH Intermediate Municipal Bond Fund (the “Fund”) Class N produced a total return of +5.00% for the twelve-month period to October 31, 2025. Its benchmark, the Barclays Capital 1-15 Year Municipal Index, had a return of +4.83% over the same period. The municipal bond market experienced significant volatility due to a variety of factors, including tariffs, tax reform, and ongoing elevated political uncertainties.

The Fund outperformed its benchmark by +0.17%, which left it strongly-ranked relative to its peers. The Fund’s material holdings of state housing finance authorities, prepaid natural gas, and airports were large contributors to performance along with positions in zero-coupon bonds and floating rate notes.

In the period, intermediate and long-term tax-exempt interest rates moved in opposite directions, with 10-year maturity yields declining (0.30)% and 20-year maturity yields increasing +0.30%. The Federal Reserve (Fed) eased its policy rate at both its September and October Federal Open Market Committee meetings. Although measures of inflation remain moderately above the Fed’s long-term target of +2%, building concerns about the health of the labor market spurred the Fed to act.

The credit-sensitive portions of the municipal bond market performed in line with higher-rated securities. Despite the lack of return differentiation, rising risks are associated with lower-rated bonds, particularly in the healthcare and higher education sectors, which the Fund does not own. Unlike in the past several years, federal fiscal support for states is declining, resulting in further uncertainties. A core element of the Fund’s strategy is to focus on smaller areas of the municipal bond market and own securities that are structurally more complex. This has allowed the Fund to enhance the risk-adjusted return of the Fund. The Fund’s focus on high quality securities in these sectors to preserve Fund liquidity.

Total Return Based on $10,000 Investment

	BBH Intermediate Municipal Bond Fund	Bloomberg Municipal 1-15 Year Index
10/2015	$10,000	$10,000
10/2016	$10,464	$10,310
10/2017	$10,799	$10,510
10/2018	$10,771	$10,454
10/2019	$11,656	$11,302
10/2020	$12,122	$11,716
10/2021	$12,244	$11,924
10/2022	$11,031	$10,858
10/2023	$11,405	$11,126
10/2024	$12,443	$11,964
10/2025	$13,066	$12,542

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2025. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Key Fund Statistics

Total Net Assets	$1,985,461,984
# of Portfolio Holdings	435
Portfolio Turnover Rate*	187%
Net Advisory Fees Paid	$6,073,761

  *      37% excluding variable rate demand notes.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	5.00%	1.51%	2.71%
Bloomberg Municipal 1-15 Year Index	4.83%	1.37%	2.29%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

Top Ten Holdings (% of Total Net Assets)

University of North Carolina at Chapel Hill, Revenue Bonds, 3.891%, 12/1/2041	1.9%
California Community Choice Financing Authority, Revenue Bonds, 3.670%, 2/1/2052	1.3%
Illinois Finance Authority, Revenue Bonds, 3.600%, 11/3/2025	1.2%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.2%
State of Ohio, Revenue Bonds, 3.900%, 11/3/2025	1.2%
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000%, 1/1/2055	1.1%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.1%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 3.900%, 11/3/2025	1.0%
New York City Municipal Water Finance Authority, Revenue Bonds, 3.900%, 11/3/2025	1.0%

Breakdown by Security Type (% of Investments)

Asset Backed Securities	1.2%
Commercial Mortgage Backed Securities	0.9%
Municipal Bonds	97.9%

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2.5 billion and 0.35% per annum for amounts over $2.5 billion of the average daily net assets of the Fund.

Matthew Hyman, Managing Director of BBH, was appointed as a co-portfolio manager of the Fund in 2025.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH U.S. Government Money Market Fund

Institutional Shares: BBSXX

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about BBH U.S. Government Money Market Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about BBH U.S. Government Money Market Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$22	0.22%

Key Fund Statistics

  Total Net Assets$7,881,108,019
  # of Portfolio Holdings35
  Net Advisory Fees Paid$16,044,549

Top Ten Holdings (% of Total Net Assets)

BNP Paribas, 4.050%, 11/3/2025Footnote Reference*	4.8%
Royal Bank of Canada, 4.000%, 11/3/2025Footnote Reference*	4.8%
National Australia Bank, Ltd., 4.000%, 11/3/2025Footnote Reference*	4.8%
Societe Generale, 4.120%, 11/3/2025Footnote Reference*	4.8%
U.S. Treasury Bill, 4.211%, 11/12/2025	4.4%
U.S. Treasury Bill, 4.037%, 12/11/2025	4.4%
U.S. Treasury Bill, 3.893%, 1/8/2026	4.1%
U.S. Treasury Bill, 4.137%, 11/6/2025	3.8%
U.S. Treasury Bill, 4.196%, 11/13/2025	3.8%
U.S. Treasury Bill, 4.124%, 11/20/2025	3.8%
Footnote	Description
Footnote*	Repurchase Agreement

Sector Diversification (% of Investments)

Repurchase Agreements	19.1%
U.S. Government Agency Obligations	1.6%
U.S. Treasury Bills	79.3%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

Item 2.       Code of Ethics.

As of the period ended October 31, 2025 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 575-1265.

Item 3.       Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that John M. Tesoro, Mark M. Collins, Joan A. Binstock and Karen Kochevar possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated John M. Tesoro, Mark M. Collins, Joan A. Binstock and Karen Kochevar as the Registrant’s audit committee financial experts. Messrs. Tesoro and Collins and Mses. Binstock and Kochevar are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

(a)       Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $414,400 for 2025, and $389,800 for 2024.

(b)       Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2025 and $0 for 2024.

(c)       Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $55,800 for 2025, and $60,600 for 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)       All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $77,200 for 2025, and $83,000 for 2024.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”) in addition to audit services, tax services and 17f-2 Services provided to other series of the Registrant.

(e)(1)  Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)        Not applicable.

(g)       The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $1,644,491 for 2025, and $1,790,444 for 2024.

(h)       The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.       Audit Committee of Listed Registrants.

Not Applicable.

Item 6.       Investments.

(a)       A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)       Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements October 31, 2025 BBH Select Series – Mid Cap Fund

BBH Select Series – Mid Cap Fund Report of Independent Registered Public Accounting Firm

To the Shareholders of BBH Select Series – Mid Cap Fund and the Board of Trustees of BBH Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Select Series – Mid Cap Fund (the “Fund”), one of the funds constituting BBH Trust, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and for the period from May 24, 2021 (commencement of operations) through October 31, 2021, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from May 24, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

© Brown Brothers Harriman	2

BBH Select Series – Mid Cap Fund Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2025

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

Financial Statements October 31, 2025 © Brown Brothers Harriman	3

BBH Select Series – Mid Cap Fund Portfolio Allocation October 31, 2025

Sector Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communication Services	$26,439,182	5.1%
Consumer Discretionary	24,170,844	4.7
Consumer Staples	27,440,976	5.3
Financials	70,667,943	13.6
Health Care	37,093,027	7.2
Industrials	154,595,732	29.9
Information Technology	107,097,144	20.7
Materials	33,699,374	6.5
Real Estate	27,899,720	5.3
Cash and Other Assets in Excess of Liabilities	8,629,069	1.7
Net Assets	$517,733,011	100.0%

All data as of October 31, 2025. The BBH Select Series – Mid Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Select Series – Mid Cap Fund Portfolio of Investments October 31, 2025 All investments in the United States, except as noted.
Shares		Value
	Common Stock (98.3%)
	Communication Services (5.1%)
103,129	Take-Two Interactive Software, Inc.[1]	$26,439,182
	Total Communication Services	26,439,182

	Consumer Discretionary (4.7%)
1,020,119	Mister Car Wash, Inc.[1]	5,702,465
251,510	Wyndham Hotels & Resorts, Inc.	18,468,379
	Total Consumer Discretionary	24,170,844

	Consumer Staples (5.3%)
138,064	BJ’s Wholesale Club Holdings, Inc.[1]	12,185,529
475,989	Darling Ingredients, Inc.[1]	15,255,447
	Total Consumer Staples	27,440,976

	Financials (13.6%)
221,811	Brown & Brown, Inc.	17,687,209
58,201	LPL Financial Holdings, Inc.	21,959,819
301,693	Shift4 Payments, Inc. (Class A)[1]	20,846,986
96,536	Tradeweb Markets, Inc. (Class A)	10,173,929
	Total Financials	70,667,943

	Health Care (7.2%)
93,343	ICON, Plc. ADR (Ireland)[1]	16,038,194
74,644	West Pharmaceutical Services, Inc.	21,054,833
	Total Health Care	37,093,027

	Industrials (29.9%)
150,609	Advanced Drainage Systems, Inc.	21,092,791
571,812	GFL Environmental, Inc. (Canada)	24,982,466
434,421	GXO Logistics, Inc.[1]	24,418,804
72,549	HEICO Corp. (Class A)	17,972,564
77,978	ITT, Inc.	14,431,389
218,508	UL Solutions, Inc. (Class A)	17,015,218

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	5

BBH Select Series – Mid Cap Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Shares		Value
	Common Stock (continued)
	Industrials (continued)
63,879	Watsco, Inc.	$23,508,111
513,765	WillScot Holdings Corp.	11,174,389
	Total Industrials	154,595,732

	Information Technology (20.7%)
177,082	Arista Networks, Inc.[1]	27,924,061
229,686	Entegris, Inc.	21,032,347
138,473	Guidewire Software, Inc.[1]	32,352,832
83,665	Keysight Technologies, Inc.[1]	15,307,348
38,925	Zebra Technologies Corp. (Class A)[1]	10,480,556
	Total Information Technology	107,097,144

	Materials (6.5%)
130,185	AptarGroup, Inc.	15,102,762
64,237	Vulcan Materials Co.	18,596,612
	Total Materials	33,699,374

	Real Estate (5.3%)
183,033	CBRE Group, Inc. (Class A)[1]	27,899,720
	Total Real Estate	27,899,720
	Total Common Stock (Cost $442,299,707)	509,103,942
Total Investments (Cost $442,299,707)[2]	98.3%	$509,103,942
Cash and Other Assets in Excess of Liabilities	1.7%	8,629,069
Net Assets	100.0%	$517,733,011

____________

1       Non-income producing security.

2    The aggregate cost for federal income tax purposes is $442,454,966, the aggregate gross unrealized appreciation is $95,978,083 and the aggregate gross unrealized depreciation is $29,329,107, resulting in net unrealized appreciation of $66,648,976.

Abbreviation:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Select Series – Mid Cap Fund Portfolio of Investments (continued) October 31, 2025

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	7

BBH Select Series – Mid Cap Fund Portfolio of Investments (continued) October 31, 2025 proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Select Series – Mid Cap Fund Portfolio of Investments (continued) October 31, 2025

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2025
Common Stock:
Communication Services	$26,439,182	$—	$—	$26,439,182
Consumer Discretionary	24,170,844	—	—	24,170,844
Consumer Staples	27,440,976	—	—	27,440,976
Financials	70,667,943	—	—	70,667,943
Health Care	37,093,027	—	—	37,093,027
Industrials	154,595,732	—	—	154,595,732
Information Technology	107,097,144	—	—	107,097,144
Materials	33,699,374	—	—	33,699,374
Real Estate	27,899,720	—	—	27,899,720
Total Investments, at value	$509,103,942	$—	$—	$509,103,942

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	9

BBH Select Series – Mid Cap Fund Statement of Assets and Liabilities October 31, 2025
Assets:
Investments in securities, at value (Cost $442,299,707)	$509,103,942
Cash	9,700,440
Receivables for:
Dividends	89,396
Shares sold	5,200
Total Assets	518,898,978

Liabilities:
Payables for:
Investment advisory and administrative fees	649,974
Shares redeemed	423,562
Professional fees	68,962
Custody and fund accounting fees	7,917
Transfer agent fees	3,442
Board of Trustees’ fees	3,442
Accrued expenses and other liabilities	8,668
Total Liabilities	1,165,967
Net Assets	$517,733,011

Net Assets Consist of:
Paid-in capital	$481,879,433
Retained earnings	35,853,578
Net Assets	$517,733,011

Net Asset Value and Offering Price per Share
Class I Shares
($517,733,011 ÷ 44,773,238 shares outstanding)	$11.56

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Select Series – Mid Cap Fund Statement of Operations For the year ended October 31, 2025
Net Investment Loss:
Income:
Dividends (net of foreign withholding taxes of $5,036)	$2,181,836
Interest income on cash balances	828,153
Total Income	3,009,989

Expenses:
Investment advisory and administrative fees	3,830,531
Board of Trustees’ fees	98,123
Professional fees	75,000
Transfer agent fees	43,055
Custody and fund accounting fees	33,882
Miscellaneous expenses	70,122
Total Expenses	4,150,713
Net Investment Loss	(1,140,724)

Net Realized and Unrealized Loss:
Net realized loss on investments in securities	(30,045,993)
Net change in unrealized appreciation/(depreciation) on investments in securities	1,454,889
Net Realized and Unrealized Loss	(28,591,104)
Net Decrease in Net Assets Resulting from Operations	$(29,731,828)

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	11

BBH Select Series – Mid Cap Fund Statements of Changes in Net Assets
	For the years ended October 31,
	2025	2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,140,724)	$(662,965)
Net realized gain/(loss) on investments in securities	(30,045,993)	4,393,750
Net change in unrealized appreciation/(depreciation) on investments in securities	1,454,889	71,388,199
Net increase/(decrease) in net assets resulting from operations	(29,731,828)	75,118,984

Dividends and distributions declared:
Class I	(1,516,497)	(190,598)

Share transactions:
Proceeds from sales of shares	157,303,478	297,708,176
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	45,957	4,516
Cost of shares redeemed	(83,629,667)	(37,762,480)
Net increase in net assets resulting from share transactions	73,719,768	259,950,212
Total increase in net assets	42,471,443	334,878,598

Net Assets:
Beginning of year	475,261,568	140,382,970
End of year	$517,733,011	$475,261,568

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Select Series – Mid Cap Fund Financial Highlights Selected per share data and ratios for a Class I share outstanding throughout each year/period.
	For the years ended October 31,				For the period from May 24, 2021 (commencement of operations) to October 31, 2021
	2025	2024	2023	2022
Net asset value, beginning of year/period	$12.23	$8.95	$8.85	$10.68	$10.00
Income from investment operations:
Net investment income/(loss)[1]	(0.03)	(0.03)	0.01	(0.04)	(0.02)
Net realized and unrealized gain/(loss)	(0.60)	3.32	0.09	(1.79)	0.70
Total income/(loss) from investment operations	(0.63)	3.29	0.10	(1.83)	0.68
Dividends and distributions to shareholders:
From net investment income	—	(0.01)	—	—	—
From net realized gains	(0.04)	—	—	—	—
Total dividends and distributions to shareholders	(0.04)	(0.01)	—	—	—
Net asset value, end of year/period	$11.56	$12.23	$8.95	$8.85	$10.68
Total return[2]	(5.19)%	36.79%	1.13%	(17.13)%	6.80%[3]

Ratios/Supplemental data:
Net assets, end of year/period (in millions)	$518	$475	$140	$12	$14
Ratio of expenses to average net assets before reductions	0.81%	0.84%	1.09%	2.29%	2.46%[4]
Fee waiver[5]	—%	—%	(0.19)%	(1.39)%	(1.56)%[4]
Ratio of expenses to average net assets after reductions	0.81%	0.84%	0.90%	0.90%	0.90%[4]
Ratio of net investment income/(loss) to average net assets	(0.22)%	(0.23)%	0.14%	(0.38)%	(0.40)%[4]
Portfolio turnover rate	23%	6%	7%	23%	3%[3]

____________

1       Calculated using average shares outstanding for the year/period.

2    Assumes the reinvestment of distributions.

3    Not annualized.

4    Annualized with the exception of audit fees, legal fees and registration fees.

5    The ratio of expenses to average net assets for the years ended October 31, 2025, 2024, 2023, 2022 and the period from May 24, 2021 to October 31, 2021, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.90%. The agreement is effective through March 1, 2026 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the years ended October 31, 2025, 2024, 2023, 2022 and the period from May 24, 2021 to October 31, 2021, the waived fees were $–, $–, $124,636, $179,874 and $135,159, respectively.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	13

BBH Select Series – Mid Cap Fund Notes to Financial Statements October 31, 2025

1.   Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of October 31, 2025, there were seven series of the Trust. The Fund commenced operations on May 24, 2021 and offers two share classes, Class I and Retail Class. As of October 31, 2025, Retail Class shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide investors with long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid cap publicly traded equity securities.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.   Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent

© Brown Brothers Harriman	14

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) October 31, 2025 pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.   Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Financial Statements October 31, 2025 © Brown Brothers Harriman	15

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) October 31, 2025

D.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since May 24, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date.

© Brown Brothers Harriman	16

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) October 31, 2025

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2025:	$—	$1,516,497	$1,516,497	$—	$1,516,497
2024:	190,598	—	190,598		190,598

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Late Year Ordinary Loss Deferral	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$—	$—	$(29,932,878)	$(155,259)	$(862,520)	$66,804,235	$35,853,578
2024:	—	1,514,856	—	(42,144)	(558,706)	65,349,346	66,263,352

The Fund had $29,932,878 net capital loss carryforwards as of October 31, 2025, of which $11,590,699 and $18,342,179, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.   Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect

Financial Statements October 31, 2025 © Brown Brothers Harriman	17

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) October 31, 2025 the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

G.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.75% per annum on the first $3 billion of the Fund’s average daily net assets and 0.70% per annum on the Fund’s average daily net assets over $3 billion. For the year ended October 31, 2025, the Fund incurred $3,830,531 under the Agreement.

B.  Expense Waivers and Reimbursements. Effective May 24, 2021 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.90%. The agreement will terminate on March 1, 2026, unless it is renewed by all parties to the

© Brown Brothers Harriman	18

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) October 31, 2025 agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the year ended October 31, 2025, Investment Adviser waived Investment Advisory and Administrative fees in the amount of $0 for Class I.

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the year ended October 31, 2025, the Fund incurred $33,882 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the year ended October 31, 2025. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this new agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. Prior to August 1, 2025, the Fund had an agreement with the Fund’s custodian, under which the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the year ended October 31, 2025 under the agreement with the Fund’s custodian and on the overnight deposits is $581,433 and $246,720, respectively. These amounts are included in “Interest income on cash balances” in the Statement of Operations.

D.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2025, the Fund incurred $98,123 in Independent Trustee compensation and expense reimbursements.

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

Financial Statements October 31, 2025 © Brown Brothers Harriman	19

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) October 31, 2025

4.  Investment Transactions. For the year ended October 31, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $193,093,307 and $114,728,456, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest at no par value. Transactions in Class I shares were as follows:

	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	13,232,259	$157,303,478	26,466,706	$297,708,176
Shares issued in connection with reinvestments of dividends	3,715	45,957	429	4,516
Shares redeemed	(7,310,018)	(83,629,667)	(3,305,620)	(37,762,480)
Net increase	5,925,956	$73,719,768	23,161,515	$259,950,212

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Mid cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes (mid cap company risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters

© Brown Brothers Harriman	20

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) October 31, 2025 into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk). Initial public offerings (“IPOs”) are new issues of equity securities, as such they have no trading history and there may be limited information about the companies for a very limited period. Additionally, the prices of securities sold in IPOs may be highly volatile (IPO risk). Preferred securities are subject to issuer-specific and market risks. Generally, issuers only pay dividends after the company makes required payments to holders of bonds and other debt, as such the value of preferred securities may react more strongly to market conditions than bonds and other debts (preferred securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund may invest in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (Large Cap Company Risk). Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a more limited management group than larger capitalized companies (Small Cap Company Risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Financial Statements October 31, 2025 © Brown Brothers Harriman	21

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) October 31, 2025

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. On November 17, 2025, the Fund was reorganized into an exchange-traded fund, BBH Series Mid Cap ETF (the “Acquiring ETF”), under a Plan of Reorganization previously approved by the Board of Trustees of BBH Trust. The reorganization was structured as a tax-free reorganization under the applicable sections of U.S. Internal Revenue Code. All outstanding shares of the Fund were exchanged for shares of equal value of the Acquiring ETF. The shares of the Acquiring ETF are listed under ticker BBHM. The Acquiring ETF has the same investment adviser, investment objective and principal investment strategies as the Fund. The reorganization did not require shareholder approval.

Management has evaluated events and transactions that have occurred since October 31, 2025 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

© Brown Brothers Harriman	22

BBH Select Series – Mid Cap Fund Conflicts of Interest October 31, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Financial Statements October 31, 2025 © Brown Brothers Harriman	23

BBH Select Series – Mid Cap Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

© Brown Brothers Harriman	24

BBH Select Series – Mid Cap Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision

Financial Statements October 31, 2025 © Brown Brothers Harriman	25

BBH Select Series – Mid Cap Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

© Brown Brothers Harriman	26

BBH Select Series – Mid Cap Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Financial Statements October 31, 2025 © Brown Brothers Harriman	27

BBH Select Series – Mid Cap Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

© Brown Brothers Harriman	28

BBH Select Series – Mid Cap Fund Additional Federal Tax Information October 31, 2025 (unaudited)

In January 2026, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2025. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

Financial Statements October 31, 2025 © Brown Brothers Harriman	29

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Annual Financial Statements October 31, 2025 BBH Partner Fund - International Equity

BBH Partner Fund - International Equity Report of Independent Registered Public Accounting Firm

To the Shareholders of BBH Partner Fund – International Equity and the Board of Trustees of BBH Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Partner Fund – International Equity (the “Fund”), one of the funds constituting BBH Trust, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts

© Brown Brothers Harriman	2

BBH Partner Fund - International Equity Report of Independent Registered Public Accounting Firm (continued)

and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2025

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

Financial Statements October 31, 2025 © Brown Brothers Harriman	3

BBH Partner Fund - International Equity Portfolio Allocation October 31, 2025

Country Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Australia	$2,371,286	0.1%
Canada	152,611,634	6.0
Denmark	93,188,197	3.6
France	347,657,455	13.6
Germany	183,470,006	7.2
India	69,013,816	2.7
Ireland	188,163,259	7.3
Japan	485,462,785	18.9
Jersey	31,017,730	1.2
Netherlands	211,561,762	8.3
Norway	34,390,565	1.3
South Korea	96,048,447	3.7
Spain	32,527,635	1.3
Sweden	33,476,345	1.3
Switzerland	87,408,673	3.4
Taiwan	168,483,711	6.6
United Kingdom	249,879,915	9.7
United States	25,133,972	1.0
Preferred Stock:
Germany	33,499,874	1.3
Warrants:
Canada	0	0.0
Cash and Other Assets in Excess of Liabilities	38,289,562	1.5
Net Assets	$2,563,656,629	100.0%

All data as of October 31, 2025. The BBH Partner Fund - International Equity’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Partner Fund - International Equity Portfolio Allocation (continued) October 31, 2025

Sector Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communication Services	$76,859,893	3.0%
Consumer Discretionary	191,535,861	7.5
Consumer Staples	5,340,328	0.2
Energy	38,052,132	1.5
Financials	224,633,797	8.8
Health Care	274,420,382	10.7
Industrials	665,835,456	26.0
Information Technology	827,863,685	32.3
Materials	187,325,659	7.3
Preferred Stock:
Consumer Discretionary	33,499,874	1.2
Warrants:
Information Technology	0	0.0
Cash and Other Assets in Excess of Liabilities	38,289,562	1.5
Net Assets	$2,563,656,629	100.0%

All data as of October 31, 2025. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	5

BBH Partner Fund - International Equity Portfolio of Investments October 31, 2025
Shares/ Units		Value
	Common Stock (97.2%)
	Australia (0.1%)
	Information Technology
52,546	WiseTech Global, Ltd.	$2,371,286
	Total Australia	2,371,286

	Canada (6.0%)
	Consumer Staples
104,971	Alimentation Couche-Tard, Inc.	5,340,328

	Financials
182,094	Brookfield Corp.	8,394,441

	Industrials
501,593	Canadian Pacific Kansas City, Ltd.	36,132,882

	Information Technology
12,836	Constellation Software, Inc.	33,815,361
155,653	Shopify, Inc. (Class A)[1]	27,061,831
		60,877,192
	Materials
223,900	Franco-Nevada Corp.	41,866,791
	Total Canada	152,611,634

	Denmark (3.6%)
	Health Care
147,099	Coloplast A/S (Class B)	13,321,807

	Industrials
185,658	DSV A/S	39,451,256
1,950,284	Vestas Wind Systems A/S	40,415,134
		79,866,390
	Total Denmark	93,188,197

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Partner Fund - International Equity Portfolio of Investments (continued) October 31, 2025
Shares/ Units		Value
	Common Stock (continued)
	France (13.6%)
	Consumer Discretionary
64,803	LVMH Moet Hennessy Louis Vuitton SE	$45,887,986

	Health Care
84,776	EssilorLuxottica S.A.	31,174,035
164,998	Sartorius Stedim Biotech	39,536,186
		70,710,221

	Industrials
319,411	Cie de Saint-Gobain S.A.	31,049,169
178,536	Safran S.A.	63,470,512
196,603	Schneider Electric SE	55,844,808
258,917	Thales S.A.	73,772,057
		224,136,546

	Information Technology
243,461	Dassault Systemes SE	6,922,702
	Total France	347,657,455

	Germany (7.2%)
	Consumer Discretionary
132,353	Adidas AG	25,041,181

	Financials
72,604	Deutsche Boerse AG	18,402,037

	Health Care
710,832	Siemens Healthineers AG2	39,873,350

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	7

BBH Partner Fund - International Equity Portfolio of Investments (continued) October 31, 2025
Shares/ Units		Value
	Common Stock (continued)
	Germany (continued)
	Industrials
15,353	Rheinmetall AG	$30,170,131
87,684	Siemens AG	24,850,855
		55,020,986

	Information Technology
174,405	SAP SE	45,132,452
	Total Germany	183,470,006

	India (2.7%)
	Financials
995,200	HDFC Bank, Ltd. ADR	36,046,144

	Information Technology
1,989,600	Infosys, Ltd. ADR	32,967,672
	Total India	69,013,816

	Ireland (7.3%)
	Health Care
184,794	ICON, Plc. ADR[1]	31,751,305

	Industrials
690,600	Ryanair Holdings, Plc. ADR	43,148,688

	Materials
702,459	CRH, Plc.	83,662,867
820,015	Smurfit WestRock, Plc.	29,600,399
		113,263,266
	Total Ireland	188,163,259

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Partner Fund - International Equity Portfolio of Investments (continued) October 31, 2025
Shares/ Units		Value
	Common Stock (continued)
	Japan (18.9%)
	Consumer Discretionary
580,167	Sony Group Corp.	$16,247,758
2,698,600	Suzuki Motor Corp.	40,306,764
		56,554,522

	Health Care
720,500	Eisai Co., Ltd.	21,447,380
281,963	Hoya Corp.	45,734,840
		67,182,220

	Industrials
1,092,135	Komatsu, Ltd.	36,496,910
656,300	Recruit Holdings Co., Ltd.	32,847,569
		69,344,479

	Information Technology
478,683	Advantest Corp.	71,654,946
205,408	Keyence Corp.	76,246,205
885,885	Nomura Research Institute, Ltd.	34,719,783
1,794,870	Obic Co., Ltd.	55,688,866
243,590	Tokyo Electron, Ltd.	54,071,764
		292,381,564
	Total Japan	485,462,785

	Jersey (1.2%)
	Industrials
665,618	Experian, Plc.	31,017,730
	Total Jersey	31,017,730

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	9

BBH Partner Fund - International Equity Portfolio of Investments (continued) October 31, 2025
Shares/ Units		Value
	Common Stock (continued)
	Netherlands (8.3%)
	Communication Services
1,650,150	Universal Music Group NV	$44,332,258

	Consumer Discretionary
341,111	Prosus NV1	23,595,506

	Financials
10,845	Adyen NV1,2	18,630,641

	Information Technology
81,994	ASML Holding NV	86,947,750
1,552,457	STMicroelectronics NV	38,055,607
		125,003,357
	Total Netherlands	211,561,762

	Norway (1.3%)
	Financials
1,344,095	DNB Bank ASA	34,390,565
	Total Norway	34,390,565

	South Korea (3.7%)
	Financials
440,555	KB Financial Group, Inc.	35,801,043

	Information Technology
802,486	Samsung Electronics Co., Ltd.	60,247,404
	Total South Korea	96,048,447

	Spain (1.3%)
	Communication Services
1,042,436	Cellnex Telecom S.A.[2]	32,527,635
	Total Spain	32,527,635

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Partner Fund - International Equity Portfolio of Investments (continued) October 31, 2025
Shares/ Units		Value
	Common Stock (continued)
	Sweden (1.3%)
	Information Technology
2,725,113	Hexagon AB (Class B)	$33,476,345
	Total Sweden	33,476,345

	Switzerland (3.4%)
	Consumer Discretionary
104,087	Cie Financiere Richemont S.A. (Class A)	20,622,823

	Health Care
463,477	Alcon AG	34,590,248

	Materials
30,498	Amrize, Ltd.[1]	1,572,212
204,452	Holcim AG1	18,184,309
63,442	Sika AG	12,439,081
		32,195,602
	Total Switzerland	87,408,673

	Taiwan (6.6%)
	Information Technology
155,414	MediaTek, Inc.	6,587,692
538,881	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	161,896,019
	Total Taiwan	168,483,711

	United Kingdom (9.7%)
	Consumer Discretionary
599,562	Compass Group, Plc.	19,833,843

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	11

BBH Partner Fund - International Equity Portfolio of Investments (continued) October 31, 2025
Shares/ Units		Value
	Common Stock (continued)
	United Kingdom (continued)
	Energy
1,018,093	Shell, Plc.	$38,052,132

	Financials
519,937	London Stock Exchange Group, Plc.	64,826,185

	Industrials
3,378,556	BAE Systems, Plc.	83,221,537
213,361	RELX, Plc.	9,434,524
6,209,486	Rentokil Initial, Plc.	34,511,694
		127,167,755
	Total United Kingdom	249,879,915

	United States (1.0%)
	Financials
16,713	S&P Global, Inc.	8,142,741

	Health Care
11,997	Mettler-Toledo International, Inc.[1]	16,991,231
	Total United States	25,133,972
	Total Common Stock (Cost $1,846,637,329)	2,491,867,193

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Partner Fund - International Equity Portfolio of Investments (continued) October 31, 2025
Shares/ Units		Value
	Preferred Stock (1.3%)
	Germany (1.3%)
	Consumer Discretionary
638,128	Dr Ing hc F Porsche AG (Class Preference)[2]	$33,499,874
	Total Germany	33,499,874
	Total Preferred Stock (Cost $46,903,534)	33,499,874

	Warrants (0.0%)
	Canada (0.0%)
18,143	Constellation Software, Inc., expires 03/31/2040[1,3]	0
	Total Canada	0
	Total Warrants (Cost $0)	0

Total Investments (Cost $1,893,540,863)[4]	98.5%	$2,525,367,067
Cash and Other Assets in Excess of Liabilities	1.5%	38,289,562
Net Assets	100.0%	$2,563,656,629

____________

1       Non-income producing security.

2    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at October 31, 2025 was $124,531,500 or 4.9% of net assets.

3    Security that used significant unobservable inputs to determine fair value, as determined by the Adviser.

4    The aggregate cost for federal income tax purposes is $1,909,687,425, the aggregate gross unrealized appreciation is $762,747,320 and the aggregate gross unrealized depreciation is $147,067,678, resulting in net unrealized appreciation of $615,679,642.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	13

BBH Partner Fund - International Equity Portfolio of Investments (continued) October 31, 2025

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Partner Fund - International Equity Portfolio of Investments (continued) October 31, 2025 relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees, which include applying international fair value factors provided by approved pricing vendors. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	15

BBH Partner Fund - International Equity Portfolio of Investments (continued) October 31, 2025

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2025
Common Stock:
Australia	$—	$2,371,286	$—	$2,371,286
Canada	152,611,634	—	—	152,611,634
Denmark	—	93,188,197	—	93,188,197
France	—	347,657,455	—	347,657,455
Germany	—	183,470,006	—	183,470,006
India	69,013,816	—	—	69,013,816
Ireland	158,562,860	29,600,399	—	188,163,259
Japan	—	485,462,785	—	485,462,785
Jersey	—	31,017,730	—	31,017,730
Netherlands	—	211,561,762	—	211,561,762
Norway	—	34,390,565	—	34,390,565
South Korea	—	96,048,447	—	96,048,447
Spain	—	32,527,635	—	32,527,635
Sweden	—	33,476,345	—	33,476,345
Switzerland	—	87,408,673	—	87,408,673
Taiwan	161,896,019	6,587,692	—	168,483,711
United Kingdom	—	249,879,915	—	249,879,915
United States	25,133,972	—	—	25,133,972
Preferred Stock:
Germany	—	33,499,874	—	33,499,874
Warrants:
Canada	—	—	0	0
Total Investments, at value	$567,218,301	$1,958,148,766	$0	$2,525,367,067
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

Bbh Partner Fund - International Equity Statement of Assets and Liabilities October 31, 2025
Assets:
Investments in securities, at value (Cost $1,893,540,863)	$2,525,367,067
Cash	24,835,190
Foreign currency at value (Cost $119,739)	119,600
Receivables for:
Investments sold	13,042,520
Dividends	6,876,734
Shares sold	600,300
Prepaid expenses	31
Total Assets	2,570,841,442

Liabilities:
Payables for:
Investments purchased	3,850,051
Investment advisory and administrative fees	2,519,611
Shares redeemed	590,937
Custody and fund accounting fees	111,036
Professional fees	97,114
Board of Trustees’ fees	3,906
Transfer agent fees	3,476
Accrued expenses and other liabilities	8,682
Total Liabilities	7,184,813
Net Assets	$2,563,656,629

Net Assets Consist of:
Paid-in capital	$1,904,516,752
Retained earnings	659,139,877
Net Assets	$2,563,656,629

Net Asset Value and Offering Price per Share
Class I Shares
($2,563,656,629 ÷ 123,691,385 shares outstanding)	$20.73

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	17

Bbh Partner Fund - International Equity Statement of Operations For the year ended October 31, 2025
Net Investment Income:
Income:
Dividends (net of foreign withholding taxes of $4,438,336)	$38,433,807
Interest income on cash balances	5,600,147
Other income	955
Total Income	44,034,909

Expenses:
Investment advisory and administrative fees	14,211,110
Custody and fund accounting fees	475,917
Board of Trustees’ fees	115,244
Professional fees	97,492
Transfer agent fees	43,506
Miscellaneous expenses	94,720
Total Expenses	15,037,989
Net Investment Income	28,996,920

Net Realized and Unrealized Gain:
Net realized gain on investments in securities	240,213,245
Net realized loss on foreign exchange translations	(145,302)
Net realized gain on investments in securities and foreign exchange translations	240,067,943
Net change in unrealized appreciation/(depreciation) on investments in securities	235,765,168
Net change in unrealized appreciation/(depreciation) on foreign currency translations	191,732
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	235,956,900
Net Realized and Unrealized Gain	476,024,843
Net Increase in Net Assets Resulting from Operations	$505,021,763

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

Bbh Partner Fund - International Equity Statements of Changes in Net Assets
	For the years ended October 31,
	2025	2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$28,996,920	$21,257,410
Net realized gain on investments in securities and foreign exchange translations	240,067,943	171,855,417
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	235,956,900	320,461,946
Net increase in net assets resulting from operations	505,021,763	513,574,773

Dividends and distributions declared:
Class I	(20,331,677)	(18,885,138)

Share transactions:
Proceeds from sales of shares	228,947,730	169,874,531
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	530,285	495,649
Cost of shares redeemed	(333,865,185)	(338,928,552)
Net decrease in net assets resulting from share transactions	(104,387,170)	(168,558,372)
Total increase in net assets	380,302,916	326,131,263

Net Assets:
Beginning of year	2,183,353,713	1,857,222,450
End of year	$2,563,656,629	$2,183,353,713

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	19

Bbh Partner Fund - International Equity Financial Highlights Selected per share data and ratios for a Class I share outstanding throughout each year.
	For the years ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.92	$13.28	$12.68	$21.10	$17.73
Income from investment operations:
Net investment income[1]	0.23	0.16	0.12	0.07	0.14
Net realized and unrealized gain/(loss)	3.74	3.62	0.55	(6.14)	3.79
Total income/(loss) from investment operations	3.97	3.78	0.67	(6.07)	3.93
Dividends and distributions to shareholders:
From net investment income	(0.16)	(0.14)	(0.07)	(0.13)	(0.04)
From net realized gains	—	—	—	(2.22)	(0.52)
Total dividends and distributions to shareholders	(0.16)	(0.14)	(0.07)	(2.35)	(0.56)
Net asset value, end of year	$20.73	$16.92	$13.28	$12.68	$21.10
Total return[2]	23.66%	28.56%	5.24%	(31.91)%	22.38%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$2,564	$2,183	$1,857	$2,050	$2,718
Ratio of expenses to average net assets	0.63%	0.63%	0.64%	0.68%	0.68%
Ratio of net investment income to average net assets	1.22%	0.99%	0.85%	0.45%	0.65%
Portfolio turnover rate	62%	54%	65%	52%	86%

____________

1       Calculated using average shares outstanding for the year.

2    Assumes the reinvestment of distributions.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	20

BBH Partner Fund - International Equity Notes to Financial Statements October 31, 2025

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of October 31, 2025, there were seven series of the Trust. The Fund commenced operations on June 6, 1997 and currently offers one class, Class I. The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation. Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed and emerging markets of the world, excluding the United States.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.   Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices

Financial Statements October 31, 2025 © Brown Brothers Harriman	21

BBH Partner Fund - International Equity Notes to Financial Statements (continued) October 31, 2025 provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.   Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

© Brown Brothers Harriman	22

BBH Partner Fund - International Equity Notes to Financial Statements (continued) October 31, 2025

D.  Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the year ended October 31, 2025, the Fund had no open contracts.

E.   Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year end, resulting from changes in the exchange rate.

F.   Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with

Financial Statements October 31, 2025 © Brown Brothers Harriman	23

BBH Partner Fund - International Equity Notes to Financial Statements (continued) October 31, 2025 the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid, under SEC Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

G.  Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities and as an expense in the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets

© Brown Brothers Harriman	24

BBH Partner Fund - International Equity Notes to Financial Statements (continued) October 31, 2025 and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $20,331,677 and $18,885,138 to Class I shareholders during the years ended October 31, 2025 and October 31, 2024, respectively.

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2025:	$20,331,677	$—	$20,331,677	$—	$20,331,677
2024:	18,885,138	—	18,885,138	—	18,885,138

Financial Statements October 31, 2025 © Brown Brothers Harriman	25

BBH Partner Fund - International Equity Notes to Financial Statements (continued) October 31, 2025

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$28,843,282	$14,595,889	$—	$(16,146,562)	$631,847,268	$659,139,877
2024:	20,323,342	—	(233,040,893)	(7,837,720)	395,890,368	175,335,097

The Fund did not have a net capital loss carryforward as of October 31, 2025.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.    Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment

© Brown Brothers Harriman	26

BBH Partner Fund - International Equity Notes to Financial Statements (continued) October 31, 2025 as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

J.   Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, the Investment Adviser provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.60% per annum on the first $3 billion of average daily net assets and 0.55% per annum on all average daily net assets over $3 billion. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s Sub-Advisers, currently Select Equity Group, L.P. (“Select Equity Group”) and Trinity Street Asset Management (together the “Sub-Advisers”). The Sub-Advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-Advisers and evaluates their performance results. The Investment Adviser pays each Sub-Adviser from its investment advisory and administrative fee an amount that in the aggregate equals the Fund’s investment advisory and administration fee based upon the percentage of net assets that each Sub-Adviser manages. For the year ended October 31, 2025, the Fund incurred $14,211,110 under the Agreement.

B.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the year ended October 31, 2025, the Fund incurred $475,917 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the

Financial Statements October 31, 2025 © Brown Brothers Harriman	27

BBH Partner Fund - International Equity Notes to Financial Statements (continued) October 31, 2025 custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2025 was $2,195. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this new agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. Prior to August 1, 2025, the Fund had an agreement with the Fund’s custodian, under which the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the year ended October 31, 2025 under the agreement with the Fund’s custodian and on the overnight deposits is $5,004,231 and $595,916, respectively. These amounts are included in “Interest income on cash balances” in the Statement of Operations.

C.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2025, the Fund incurred $115,244 in Independent Trustee compensation and expense reimbursements.

D.  Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the year ended October 31, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,432,530,875 and $1,398,124,908, respectively.

© Brown Brothers Harriman	28

BBH Partner Fund - International Equity Notes to Financial Statements (continued) October 31, 2025

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	12,518,552	$228,947,730	10,367,492	$169,874,531
Shares issued in connection with reinvestments of dividends	31,083	530,285	32,587	495,649
Shares redeemed	(17,884,170)	(333,865,185)	(21,234,686)	(338,928,552)
Net decrease	(5,334,535)	$(104,387,170)	(10,834,607)	$(168,558,372)

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub-Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses (limited portfolio holdings risk). There are certain risks associated with non-U.S. securities, including, but not limited to, recovery of tax withheld

Financial Statements October 31, 2025 © Brown Brothers Harriman	29

BBH Partner Fund - International Equity Notes to Financial Statements (continued) October 31, 2025 by foreign jurisdictions (Non-U.S. investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.   Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. Management has evaluated events and transactions that have occurred since October 31, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

© Brown Brothers Harriman	30

BBH Partner Fund - International Equity Conflicts of Interest October 31, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser,

Financial Statements October 31, 2025 © Brown Brothers Harriman	31

BBH Partner Fund - International Equity Conflicts of Interest (continued) October 31, 2025 (unaudited)

and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have

© Brown Brothers Harriman	32

BBH Partner Fund - International Equity Conflicts of Interest (continued) October 31, 2025 (unaudited)

conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings

Financial Statements October 31, 2025 © Brown Brothers Harriman	33

BBH Partner Fund - International Equity Conflicts of Interest (continued) October 31, 2025 (unaudited)

and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance.

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BBH Partner Fund - International Equity Conflicts of Interest (continued) October 31, 2025 (unaudited)

BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent

Financial Statements October 31, 2025 © Brown Brothers Harriman	35

BBH Partner Fund - International Equity Conflicts of Interest (continued) October 31, 2025 (unaudited)

BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

© Brown Brothers Harriman	36

BBH Partner Fund - International Equity Additional Federal Tax Information October 31, 2025 (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Fund designates up to a maximum of $20,331,677 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended October 31, 2025. In January 2026, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2025. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns. The amounts which represent income derived from sources within, and taxes paid to foreign counties or possessions of the United States are as follows:

Foreign Source Income	Foreign Taxes Paid
$41,636,357	$4,438,336

Financial Statements October 31, 2025 © Brown Brothers Harriman	37

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Annual Financial Statements October 31, 2025 BBH Limited Duration Fund

BBH Limited Duration Fund Report of Independent Registered Public Accounting Firm

To the Shareholders of BBH Limited Duration Fund and the Board of Trustees of BBH Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Limited Duration Fund (the “Fund”), one of the funds constituting BBH Trust, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts

© Brown Brothers Harriman	2

BBH Limited Duration Fund Report of Independent Registered Public Accounting Firm (continued)

and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2025

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

Financial Statements October 31, 2025 © Brown Brothers Harriman	3

BBH Limited Duration Fund Portfolio Allocation October 31, 2025

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$2,265,780,542	22.3%
Commercial Mortgage Backed Securities	426,632,435	4.2
Corporate Bonds	5,220,080,588	51.4
Loan Participations and Assignments	693,041,373	6.8
Municipal Bonds	31,222,778	0.3
Residential Mortgage Backed Securities	4,890,239	0.0
U.S. Government Agency Obligations	101,348,809	1.0
U.S. Treasury Bills	1,303,727,828	12.8
U.S. Treasury Bonds and Notes	24,035,719	0.3
Cash and Other Assets in Excess of Liabilities	89,781,873	0.9
Net Assets	$10,160,542,184	100.0%

All data as of October 31, 2025. The BBH Limited Duration Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Limited Duration Fund Portfolio of Investments October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (22.3%)
$15,160,000	AGL CLO 13, Ltd. 2021-13A (3-Month CME Term SOFR + 1.100%) (Cayman Islands)[1,2]	10/20/34	4.984%	$15,156,087
5,310,922	AIM Aviation Finance, Ltd. 2015-1A (China)[1]	02/15/40	6.213	5,098,591
7,555,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	7,627,914
2,626,605	Amur Equipment Finance Receivables XII LLC 2023-1A1	12/20/29	6.090	2,649,921
11,683,484	Amur Equipment Finance Receivables XIII LLC 2024-1A1	01/21/31	5.380	11,809,550
14,910,993	Amur Equipment Finance Receivables XIV LLC 2024-2A1	07/21/31	5.190	15,073,065
11,250,000	Amur Equipment Finance Receivables XV LLC 2025-1A1	09/22/31	4.700	11,348,191
3,511,491	ARI Fleet Lease Trust 2023-B1	07/15/32	6.050	3,538,951
11,330,000	ARI Fleet Lease Trust 2025-B1	03/15/34	4.590	11,384,162
11,422,622	AutoNation Finance Trust 2025-1A1	04/10/28	4.720	11,445,469
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	12,075,195
9,500,000	Avis Budget Rental Car Funding AESOP LLC 2023-7A1	08/21/28	5.900	9,738,232
8,764,320	Barings Equipment Finance LLC 2025-A1	10/13/28	4.640	8,804,380
31,200,125	BHG Owner Loan Trust Series 2025-1CON[1]	08/18/36	5.000	31,520,987
1,770,068	BHG Securitization Trust 2023-A1	04/17/36	5.550	1,772,257

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	5

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$3,033,685	BHG Securitization Trust 2023-B1	12/17/36	6.920%	$3,173,509
3,654,719	BHG Securitization Trust 2024-1CON[1]	04/17/35	5.810	3,726,714
23,038,910	BHG Securitization Trust 2025-2CON[1]	09/17/36	4.840	23,198,194
12,291,095	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	5.888	12,296,849
5,266,128	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	5,221,519
29,741,930	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	07/16/32	5.255	29,747,878
10,678,533	Capital Automotive REIT 2024-2A1	05/15/54	4.900	10,646,787
30,000,000	Carlyle Global Market Strategies CLO, Ltd. 2016-1A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	04/20/34	4.974	29,987,007
32,520,000	Carlyle US CLO, Ltd. 2019-2A (3-Month CME Term SOFR + 1.360%) (Cayman Islands)[1,2]	10/15/37	5.265	32,617,560
20,690,000	Carmax Auto Owner Trust 2025-2	07/17/28	4.590	20,737,175
21,040,000	Carmax Auto Owner Trust 2025-4	12/16/30	3.970	20,975,752
18,780,000	Carmax Select Receivables Trust 2025-B	03/15/29	4.190	18,757,997
9,703,498	CARS-DB7 LP 2023-1A1	09/15/53	5.750	9,767,223
3,175,828	CCG Receivables Trust 2023-2[1]	04/14/32	6.280	3,211,489

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$17,012,066	CCG Receivables Trust 2024-1[1]	03/15/32	4.990%	$17,143,897
20,650,000	CCG Receivables Trust 2025-1[1]	10/14/32	4.480	20,720,167
25,780,000	CCG Receivables Trust 2025-2[1]	08/15/34	4.140	25,763,501
22,757,770	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	19,466,018
4,452,044	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	4,476,760
3,829,081	Chesapeake Funding II LLC 2023-2A1	10/15/35	6.160	3,878,381
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,607,124
18,320,000	Credit Acceptance Auto Loan Trust 2024-2A1	06/15/34	5.950	18,617,891
17,680,000	Credit Acceptance Auto Loan Trust 2024-3A1	09/15/34	4.680	17,750,690
17,180,000	Credit Acceptance Auto Loan Trust 2025-1A1	03/15/35	5.020	17,354,827
5,033,864	Daimler Trucks Retail Trust 2023-1	03/15/27	5.900	5,060,902
11,100,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.700%)[1,2]	01/15/37	5.605	11,121,583
8,190,000	Dell Equipment Finance Trust 2025-1[1]	07/22/27	4.680	8,218,760
20,650,000	Drive Auto Receivables Trust 2025-2	09/15/32	4.140	20,607,853
1,697,661	ECAF I, Ltd. 2015-1A (Ireland)[1]	06/15/40	3.473	1,494,023
1,310,142	Elm Trust 2020-3A1	08/20/29	2.954	1,308,202
1,705,389	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	1,713,466
5,251,805	Enterprise Fleet Financing LLC 2023-3[1]	03/20/30	6.400	5,321,969
The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	7

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$18,000,000	Enterprise Fleet Financing LLC 2025-2[1]	02/22/28	4.510%	$18,062,005
9,600,000	Enterprise Fleet Financing LLC 2025-3[1]	04/20/28	4.500	9,632,938
13,000,000	Exeter Automobile Receivables Trust 2025-1A	08/15/28	4.670	13,018,688
10,230,000	Exeter Automobile Receivables Trust 2025-1A	08/15/29	4.910	10,286,934
13,560,000	Exeter Automobile Receivables Trust 2025-3A	07/16/29	4.780	13,642,911
10,033,288	FCI Funding LLC 2024-1A1	08/15/36	5.440	10,035,915
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	50,050,819
4,717,151	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	4,714,320
25,940,000	Ford Credit Floorplan Master Owner Trust A 2023-1[1]	05/15/28	4.920	26,031,187
30,550,000	Ford Credit Floorplan Master Owner Trust A 2024-3[1]	09/15/29	4.300	30,672,334
20,530,000	Ford Credit Floorplan Master Owner Trust A 2025-1	04/15/30	4.630	20,803,548
4,628,529	Foursight Capital Automobile Receivables Trust 2024-1[1]	01/16/29	5.490	4,643,649
12,666,100	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	12,067,183
13,249,169	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	12,654,816
8,683,648	GLS Auto Select Receivables Trust 2025-1A1	04/15/30	4.710	8,732,366
15,000,000	GLS Auto Select Receivables Trust 2025-3A1	10/15/30	4.460	15,059,118

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$8,849,054	GM Financial Consumer Automobile Receivables Trust 2025-2	02/16/28	4.400%	$8,862,898
10,900,000	GM Financial Revolving Receivables Trust 2023-2[1]	08/11/36	5.770	11,426,251
28,000,000	GMF Floorplan Owner Revolving Trust 2025-2A1	03/15/30	4.640	28,330,109
50,000,000	Goldentree Loan Management US CLO 6, Ltd. 2019-6A (3-Month CME Term SOFR + 0.970%) (Cayman Islands)[1,2]	04/20/35	4.854	49,941,870
38,993,340	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	38,163,765
20,210,000	Hertz Vehicle Financing III LLC 2025-1A1	09/25/29	4.910	20,389,449
24,730,000	Honda Auto Receivables Owner Trust 2025-2	01/18/28	4.300	24,750,439
9,275,000	Kubota Credit Owner Trust 2024-1A1	07/17/28	5.190	9,386,576
35,215,000	Lendmark Funding Trust 2025-1A1	09/20/34	4.940	35,587,057
38,520,000	Madison Park Funding LXIII, Ltd. 2023-63A (3-Month CME Term SOFR + 1.400%) (Cayman Islands)[1,2]	07/21/38	5.270	38,719,961
50,000,000	Madison Park Funding XLIX, Ltd. 2021-49A (3-Month CME Term SOFR + 1.050%) (Cayman Islands)[1,2]	10/19/34	4.934	49,964,375
14,700,000	Mariner Finance Issuance Trust 2025-AA1	05/20/38	4.980	14,821,998
16,140,000	Mariner Finance Issuance Trust 2025-BA1	11/22/38	4.590	16,157,439

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	9

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$32,121,236	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050%	$31,535,159
11,780,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.670%)[1,2]	08/20/37	5.984	11,799,648
21,720,000	Monroe Capital MML CLO XV LLC 2023-1A (3-Month CME Term SOFR + 1.270%)[1,2]	09/23/35	5.130	21,720,000
10,242,000	Navistar Financial Dealer Note Master Owner Trust 2024-1[1]	04/25/29	5.590	10,304,416
52,000,000	Neuberger Berman Loan Advisers CLO 38, Ltd. 2020-38A (3-Month CME Term SOFR + 0.960%) (Cayman Islands)[1,2]	10/20/36	4.844	51,950,839
13,580,000	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.230%) (Cayman Islands)[1,2]	10/16/37	5.330	13,579,935
24,520,000	NextGear Floorplan Master Owner Trust 2024-1A1	03/15/29	5.120	24,832,297
27,500,000	NextGear Floorplan Master Owner Trust 2024-2A1	09/15/29	4.420	27,657,196
33,840,000	NextGear Floorplan Master Owner Trust 2025-2A1	10/15/30	4.230	33,807,652
4,461,743	Nissan Auto Receivables Owner Trust 2023-B	03/15/28	5.930	4,494,372
3,696,689	NMEF Funding LLC 2023-A1	06/17/30	6.570	3,719,045
9,685,131	NMEF Funding LLC 2025-A1	07/15/32	4.720	9,692,869

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$22,593,319	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	05/20/32	5.565%	$22,597,106
33,880,000	Octagon 57, Ltd. 2021-1A (3-Month CME Term SOFR + 1.070%) (Cayman Islands)[1,2]	10/15/34	4.962	33,863,060
48,100,000	Octagon Investment Partners 41, Ltd. 2019-2A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	10/15/33	4.995	48,075,897
32,100,000	OnDeck Asset Securitization IV LLC 2025-1A1	04/19/32	5.080	32,179,499
14,337,000	OnDeck Asset Securitization Trust IV LLC 2023-1A1	08/19/30	7.000	14,503,126
19,615,000	OnDeck Asset Securitization Trust IV LLC 2024-1A1	06/17/31	6.270	19,716,765
13,920,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	13,951,181
25,010,000	Onemain Financial Issuance Trust 2025-1A1	07/14/38	4.820	25,246,310
5,237,983	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	5,266,726
16,380,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	5.840	16,714,108
7,720,743	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	7,713,441
23,053,789	Oportun Issuance Trust 2021-C1	10/08/31	2.180	22,615,287
1,748,941	Oportun Issuance Trust 2024-2[1]	02/09/32	5.860	1,750,117
33,240,000	Oportun Issuance Trust 2025-B1	05/09/33	4.880	33,281,061

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	11

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$48,380,000	Oportun Issuance Trust 2025-C1	07/08/33	4.490%	$48,305,601
31,980,000	Oportun Issuance Trust 2025-D1	02/08/33	4.530	31,930,108
14,059,443	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	13,607,572
13,240,000	Oxford Finance Funding Trust LLC 2025-1A1	02/15/35	5.413	13,240,000
9,810,000	PFS Financing Corp. 2023-A1	03/15/28	5.800	9,865,223
14,090,000	PFS Financing Corp. 2025-A (30-Day SOFR + 0.650%)[1,2]	01/15/29	4.884	14,114,928
12,690,000	PFS Financing Corp. 2025-B1	02/15/30	4.850	12,864,390
23,860,000	PFS Financing Corp. 2025-D1	05/15/30	4.470	24,036,094
31,020,000	Purchasing Power Funding LLC 2024-A1	08/15/28	5.890	31,132,047
30,830,000	Regional Management Issuance Trust 2025-1[1]	04/17/34	4.990	30,999,204
1,648,717	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	1,646,601
21,950,000	Republic Finance Issuance Trust 2024-B1	11/20/37	5.420	22,327,869
36,780,000	Republic Finance Issuance Trust 2025-A1	11/20/34	4.590	36,625,347
23,320,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	23,327,987
26,350,000	Santander Drive Auto Receivables Trust 2025-2	08/15/29	4.670	26,487,587
6,199,690	Shenton Aircraft Investment I, Ltd. 2015-1A (Cayman Islands)[1]	10/15/42	4.750	6,004,896

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$24,210,000	Sotheby’s Artfi Master Trust 2024-1A1	12/22/31	6.430%	$24,338,221
12,345,000	T-Mobile US Trust 2024-1A1	09/20/29	5.050	12,437,628
14,240,000	Toyota Lease Owner Trust 2025-A1	02/22/28	4.750	14,363,660
12,920,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	12,986,596
17,610,000	Verizon Master Trust 2025-3	03/20/30	4.510	17,734,059
776,041	VFI ABS LLC 2023-1A1	03/26/29	7.270	779,256
7,040,000	Westlake Automobile Receivables Trust 2023-4A1	11/15/28	6.640	7,176,175
6,783,414	Wheels Fleet Lease Funding 1 LLC 2023-1A1	04/18/38	5.800	6,824,650
5,604,610	Wheels Fleet Lease Funding 1 LLC 2023-2A1	08/18/38	6.460	5,675,376
33,980,000	Wheels Fleet Lease Funding 1 LLC 2025-1A1	01/18/40	4.570	34,213,449
32,195,000	World Financial Network Credit Card Master Note Trust 2024-B	05/15/31	4.620	32,481,870
11,295,000	World Financial Network Credit Card Master Trust 2023-A	03/15/30	5.020	11,341,499
	Total Asset Backed Securities (Cost $2,261,750,051)			2,265,780,542
	Commercial Mortgage Backed Securities (4.2%)
31,250,000	Atrium Hotel Portfolio Trust 2025-ATRM (1-Month CME Term SOFR + 1.650%)[1,2]	08/15/42	5.682	31,317,194
21,943,796	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.678	20,791,966

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	13

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$9,149,260	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	5.724%	$9,152,119
18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	6.147	18,156,563
13,551,628	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	5.045	13,534,785
21,220,000	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.542%)[1,2]	11/15/41	5.575	21,220,000
21,806,450	BX Trust 2025-LUNR (1-Month CME Term SOFR + 1.500%)[1,2]	06/15/40	5.532	21,820,079
28,200,016	BX Trust 2025-ROIC (1-Month CME Term SOFR + 1.144%)[1,2]	03/15/30	5.176	28,138,328
3,234,753	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.264%) (Cayman Islands)[1,2]	02/15/38	5.296	3,222,848
10,310,181	BXMT, Ltd. 2021-FL4 (1-Month CME Term SOFR + 1.164%)[1,2]	05/15/38	5.196	10,219,663
22,436,322	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 3.014%)[1,2]	11/15/31	6.973	18,084,833
18,875,000	COMM Mortgage Trust 2025-SBX[1,2,3]	08/10/41	5.432	18,986,610
11,715,000	Commercial Mortgage Pass Through Certificate[1,3]	07/12/28	6.891	12,199,189

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$25,310,000	DBC Mortgage Trust 2025-DBC (1-Month CME Term SOFR + 1.350%)[1,2]	06/15/38	5.400%	$25,341,638
20,885,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.500%)[1,2]	03/15/34	5.532	20,924,159
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	5.327	22,833,000
4,157,111	MHC Commercial Mortgage Trust 2021-MHC (1-Month CME Term SOFR + 0.915%)[1,2]	04/15/38	4.947	4,155,812
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	5.437	16,050,025
14,870,000	ORL Trust 2024-GLKS (1-Month CME Term SOFR + 1.493%)[1,2]	12/15/39	5.525	14,883,941
29,100,000	SHRN Trust 2025-MF18 (1-Month CME Term SOFR + 1.200%)[1,2]	10/15/40	5.300	29,100,000
46,350,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 1.550%)[1,2]	02/15/39	5.582	46,349,731
20,000,000	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	6.821	20,149,952
	Total Commercial Mortgage Backed Securities (Cost $431,472,575)			426,632,435

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	15

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (51.4%)
	Aerospace/Defense (0.1%)
$11,105,000	BAE Systems, Plc. (United Kingdom)[1]	03/26/27	5.000%	$11,226,554
	Agriculture (0.3%)
2,420,000	Bunge, Ltd. Finance Corp.	05/14/31	2.750	2,223,096
27,600,000	Cargill, Inc.[1]	02/11/28	4.625	27,984,093
2,400,000	Cargill, Inc.[1]	11/10/31	2.125	2,121,496
2,000,000	Philip Morris International, Inc.	02/13/29	4.875	2,042,106
				34,370,791
	Airlines (0.1%)
7,055,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd. (Multinational)[1]	10/20/28	4.750	7,103,551
	Auto Manufacturers (7.6%)
55,000	American Honda Finance Corp.	10/22/27	4.450	55,375
21,515,000	BMW US Capital LLC[1]	08/13/26	4.650	21,600,888
27,240,000	BMW US Capital LLC[1]	03/19/27	4.650	27,464,553
20,480,000	BMW US Capital LLC[1]	08/11/27	4.150	20,524,734
73,945,000	Ford Motor Credit Co. LLC	11/13/25	3.375	73,915,457
43,049,000	Ford Motor Credit Co. LLC	11/05/26	5.125	43,193,421
10,370,000	General Motors Co.	04/15/28	5.350	10,619,896
60,645,000	General Motors Financial Co., Inc.	01/08/26	1.250	60,291,253
23,920,000	General Motors Financial Co., Inc.	04/06/26	5.400	24,025,656
2,000,000	General Motors Financial Co., Inc.	06/10/26	1.500	1,967,293
9,175,000	Hyundai Capital America[1]	11/03/25	6.250	9,175,000
11,055,000	Hyundai Capital America[1]	03/30/26	5.500	11,101,895
14,835,000	Hyundai Capital America[1]	06/24/26	5.450	14,940,674
13,795,000	Hyundai Capital America[1]	06/26/26	5.650	13,911,657

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$11,580,000	Hyundai Capital America[1]	01/08/27	5.250%	$11,700,441
18,920,000	Hyundai Capital America[1]	03/25/27	4.850	19,061,798
44,615,000	Hyundai Capital America[1]	06/23/27	4.875	45,021,927
2,100,000	Hyundai Capital America[1]	06/24/27	5.275	2,132,239
20,885,000	Hyundai Capital America[1]	11/01/27	4.875	21,116,483
25,455,000	Mercedes-Benz Finance North America LLC[1]	03/30/26	4.800	25,508,617
37,185,000	Mercedes-Benz Finance North America LLC[1]	07/31/26	4.875	37,408,585
31,410,000	Mercedes-Benz Finance North America LLC[1]	11/13/26	4.800	31,683,492
57,680,000	Mercedes-Benz Finance North America LLC[1]	04/01/27	4.650	58,140,773
2,245,000	Stellantis Finance US, Inc.[1]	01/29/27	1.711	2,168,476
17,090,000	Toyota Motor Credit Corp.	08/07/26	4.550	17,160,516
2,100,000	Toyota Motor Credit Corp.	03/22/27	3.050	2,076,568
32,165,000	Toyota Motor Credit Corp.	05/14/27	4.500	32,461,988
33,086,000	Toyota Motor Credit Corp.	11/10/27	5.450	34,029,258
17,830,000	Volkswagen Group of America Finance LLC[1]	08/14/26	4.900	17,884,367
46,749,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	46,303,583
18,870,000	Volkswagen Group of America Finance LLC[1]	03/25/27	4.950	19,017,642
20,600,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	20,765,652
				776,430,157
	Banks (11.8%)
17,000,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[2]	03/14/28	5.552	17,272,591
The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	17

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$30,000,000	Bank of America Corp. (SOFR + 1.340%)[2]	09/15/27	5.933%	$30,432,264
1,920,000	Bank of America Corp. (3-Month CME Term SOFR + 1.774%)[2]	04/24/28	3.705	1,907,654
30,255,000	Bank of New York Mellon (SOFR + 0.693%)[2]	04/20/27	4.587	30,317,299
1,925,000	Bank of New York Mellon Corp. (SOFR + 1.598%)[2]	10/25/29	6.317	2,046,697
19,870,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	20,216,539
9,500,000	Bank of New Zealand (New Zealand)[1]	01/30/29	5.076	9,782,947
23,440,000	BNP Paribas S.A. (SOFR + 1.450%) (France)[1,2]	05/09/29	4.792	23,646,556
16,915,000	Canadian Imperial Bank of Commerce (Canada)	10/02/26	5.926	17,212,436
19,725,000	Canadian Imperial Bank of Commerce (Canada)	04/28/28	5.001	20,157,996
45,775,000	Citibank NA	05/29/27	4.576	46,177,698
45,795,000	Citigroup, Inc. (SOFR + 1.143%)[2]	05/07/28	4.643	46,092,400
2,100,000	Citigroup, Inc. (SOFR + 1.887%)[2]	05/24/28	4.658	2,115,662
1,940,000	Citizens Bank NA (SOFR + 2.000%)[2]	08/09/28	4.575	1,952,171
27,352,000	Comerica, Inc. (SOFR + 2.155%)[2]	01/30/30	5.982	28,456,132
1,925,000	Fifth Third Bancorp (SOFR + 2.192%)[2]	10/27/28	6.361	2,001,251
1,925,000	Goldman Sachs Group, Inc. (SOFR + 1.114%)[2]	02/24/28	2.640	1,887,329
16,355,000	Goldman Sachs Group, Inc. (SOFR + 1.319%)[2]	04/23/28	4.937	16,531,570

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$5,780,000	HSBC Holdings, Plc. (SOFR + 3.030%) (United Kingdom)[2]	11/03/26	7.336%	$5,780,000
25,640,000	HSBC Holdings, Plc. (SOFR + 1.570%) (United Kingdom)[2]	08/14/27	5.887	25,961,847
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	18,482,916
1,915,000	Huntington National Bank (SOFR + 1.650%)[2]	05/17/28	4.552	1,924,365
2,110,000	JPMorgan Chase & Co. (SOFR + 1.190%)[2]	01/23/28	5.040	2,132,029
12,600,000	JPMorgan Chase & Co. (SOFR + 0.930%)[2]	07/22/28	4.979	12,781,443
20,675,000	KeyBank NA	11/15/27	5.850	21,279,111
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%) (United Kingdom)[2]	03/18/28	3.750	17,644,237
1,925,000	M&T Bank Corp. (SOFR + 2.800%)[2]	10/30/29	7.413	2,083,942
26,420,000	Morgan Stanley (SOFR + 1.380%)[2]	04/12/29	4.994	26,911,300
26,755,000	Morgan Stanley Bank NA (SOFR + 0.906%)[2]	01/12/29	5.016	27,213,036
33,755,000	NatWest Group, Plc. (SOFR + 1.300%) (United Kingdom)[2]	11/15/28	5.580	34,104,586
19,015,000	NatWest Markets, Plc. (United Kingdom)[1]	03/21/28	4.789	19,300,977
42,610,000	PNC Bank NA (SOFR + 0.504%)[2]	01/15/27	4.775	42,648,367
45,895,000	PNC Bank NA (SOFR + 0.630%)[2]	05/13/27	4.543	45,961,152

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	19

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$25,345,000	PNC Financial Services Group, Inc. (SOFR + 1.730%)[2]	10/20/27	6.615%	$25,916,056
2,200,000	PNC Financial Services Group, Inc. (SOFR + 1.850%)[2]	06/06/33	4.626	2,179,589
24,915,000	Royal Bank of Canada (Canada)	08/03/27	4.240	25,051,184
64,445,000	Royal Bank of Canada (SOFR + 0.810%) (Canada)[2]	03/27/28	4.715	65,035,751
2,000,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[2]	03/09/29	6.499	2,081,198
28,865,000	Santander Holdings USA, Inc. (SOFR + 1.610%)[2]	03/20/29	5.473	29,361,817
37,275,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	06/02/28	4.375	37,633,086
11,875,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	12,290,528
10,085,000	State Street Corp. (SOFR + 1.353%)[2]	11/04/26	5.751	10,085,408
47,860,000	State Street Corp.	02/28/28	4.536	48,488,109
2,125,000	State Street Corp. (SOFR + 1.018%)[2]	02/20/29	4.530	2,145,019
29,095,000	Svenska Handelsbanken AB (Sweden)[1]	06/15/28	5.500	30,085,012
72,735,000	Truist Bank (SOFR + 0.590%)[2]	05/20/27	4.671	72,888,169
1,925,000	Truist Financial Corp. (SOFR + 2.446%)[2]	10/30/29	7.161	2,080,657
53,570,000	UBS Group AG (1-Year CMT Index + 1.550%) (Switzerland)[1,2]	01/12/27	5.711	53,695,023
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	41,754,644

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	20

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$1,910,000	US Bancorp (SOFR + 2.020%)[2]	06/12/29	5.775%	$1,983,770
20,635,000	US Bank NA (SOFR + 0.910%)[2]	05/15/28	4.730	20,812,724
1,925,000	Wells Fargo & Co. (SOFR + 1.510%)[2]	03/24/28	3.526	1,908,837
32,115,000	Wells Fargo & Co. (SOFR + 1.370%)[2]	04/23/29	4.970	32,699,404
26,655,000	Westpac Banking Corp. (Australia)	11/18/27	5.457	27,468,432
30,895,000	Westpac New Zealand, Ltd. (New Zealand)[1]	02/15/28	4.902	31,424,305
				1,199,485,222
	Beverages (0.0%)
2,105,000	PepsiCo, Inc.	07/17/29	4.500	2,148,042
	Biotechnology (0.0%)
2,400,000	Bio-Rad Laboratories, Inc.	03/15/32	3.700	2,250,879
1,910,000	Illumina, Inc.	12/13/27	5.750	1,963,526
				4,214,405
	Building Materials (0.3%)
29,770,000	Amrize Finance US LLC[1]	04/07/27	4.600	29,957,202
	Commercial Services (0.1%)
12,154,000	Ashtead Capital, Inc.[1]	11/01/29	4.250	11,985,064
	Computers (0.1%)
2,000,000	Accenture Capital, Inc.	10/04/29	4.050	1,997,410
2,460,000	Apple, Inc.	08/05/28	1.400	2,309,417
2,140,000	International Business Machines Corp.	07/27/27	4.150	2,150,145
				6,456,972

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	21

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Cosmetics/Personal Care (0.2%)
$2,100,000	Kenvue, Inc.	03/22/30	5.000%	$2,154,280
19,550,000	Unilever Capital Corp.	08/12/27	4.250	19,691,788
				21,846,068
	Diversified Financial Services (3.3%)
36,248,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	01/30/26	1.750	36,020,210
94,226,000	Air Lease Corp.	01/15/26	2.875	93,894,384
38,724,000	American Express Co. (SOFR + 0.750%)[2]	04/23/27	5.645	38,981,913
2,175,000	American Express Co. (SOFR + 1.000%)[2]	02/16/28	5.098	2,202,040
27,030,000	American Express Co. (SOFR + 1.260%)[2]	04/25/29	4.731	27,440,981
33,535,000	Avolon Holdings Funding, Ltd. (Ireland)[1]	01/15/26	5.500	33,571,418
12,080,000	Capital One Financial Corp. (SOFR + 2.440%)[2]	10/29/27	7.149	12,408,932
18,620,000	Credit Acceptance Corp.[1]	12/15/28	9.250	19,527,018
25,095,000	Credit Opportunities Partners JV LLC	04/01/26	4.250	24,955,321
41,640,000	Equitable America Global Funding[1]	06/09/28	4.650	42,072,411
				331,074,628
	Electric (1.3%)
1,920,000	Atlantic City Electric Co.	03/15/31	2.300	1,737,215
1,905,000	Black Hills Corp.	06/15/30	2.500	1,754,586
1,910,000	Duke Energy Ohio, Inc.	06/01/30	2.125	1,748,246
26,418,254	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	25,325,750

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	22

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Electric (continued)
$61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375%	$61,077,862
2,000,000	Evergy Missouri West, Inc.[1]	12/15/27	5.150	2,034,836
1,930,000	Fells Point Funding Trust[1]	01/31/27	3.046	1,900,889
1,930,000	FirstEnergy Pennsylvania Electric Co.[1]	03/30/26	5.150	1,933,294
2,100,000	Florida Power & Light Co.	04/01/33	5.100	2,175,328
1,910,000	NRG Energy, Inc.[1]	12/02/25	2.000	1,903,871
2,130,000	Pacific Gas & Electric Co.	05/15/29	5.550	2,192,705
1,940,000	PacifiCorp	02/15/34	5.450	1,994,379
2,100,000	Public Service Co of Colorado	05/15/34	5.350	2,169,406
18,615,000	Public Service Enterprise Group, Inc.	10/15/28	5.875	19,487,532
2,100,000	Southern California Edison Co.	03/15/30	5.250	2,149,507
				129,585,406
	Electronics (0.0%)
2,200,000	Honeywell International, Inc.	03/01/27	1.100	2,117,426
	Energy-Alternate Sources (0.6%)
38,930,000	XPLR Infrastructure LP1,6	11/15/25	0.000	38,832,675
22,605,000	XPLR Infrastructure LP1	06/15/26	2.500	22,152,900
				60,985,575
	Food (1.1%)
15,535,000	General Mills, Inc.	10/17/28	5.500	16,101,259
12,590,000	Hormel Foods Corp.	03/30/27	4.800	12,726,397
46,820,000	Mars, Inc.[1]	03/01/27	4.450	47,122,495
2,120,000	Mars, Inc.[1]	03/01/32	5.000	2,178,564

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	23

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Food (continued)
$21,220,000	Nestle Capital Corp.[1]	03/12/29	4.650%	$21,674,035
1,090,000	Nestle Holdings, Inc.[1]	10/01/32	4.300	1,098,030
11,460,000	Sysco Corp.	01/17/29	5.750	11,991,905
				112,892,685
	Gas (0.0%)
1,940,000	Brooklyn Union Gas Co.[1]	08/05/27	4.632	1,954,757
1,925,000	Southern California Gas Co.	02/01/30	2.550	1,804,324
				3,759,081
	Healthcare-Products (0.3%)
2,230,000	Baxter International, Inc.	02/01/27	1.915	2,166,471
24,315,000	Medtronic Global Holdings SCA (Luxembourg)	03/30/28	4.250	24,439,330
				26,605,801
	Healthcare-Services (1.3%)
1,925,000	Adventist Health System	03/01/29	2.952	1,832,494
31,880,000	HCA, Inc.	02/15/26	5.875	31,917,862
2,125,000	Health Care Service Corp. A Mutual Legal Reserve Co.[1]	06/15/34	5.450	2,186,489
2,000,000	IQVIA, Inc.	05/15/28	5.700	2,059,906
12,919,000	Providence St Joseph Health Obligated Group	10/01/29	2.532	12,120,011
32,090,000	Roche Holdings, Inc.[1]	11/13/26	5.265	32,502,414
22,000,000	Roche Holdings, Inc.[1]	03/08/29	4.790	22,507,747
18,145,000	Roche Holdings, Inc.[1]	09/09/29	4.203	18,244,957
2,000,000	Roche Holdings, Inc.[1]	11/13/33	5.593	2,146,876
2,355,000	UnitedHealth Group, Inc.	05/15/26	1.150	2,319,467
				127,838,223

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	24

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (9.8%)
$26,415,000	American Coastal Insurance Corp.	12/15/27	7.250%	$26,216,888
22,375,000	American National Global Funding[1]	01/28/30	5.550	23,067,785
33,015,000	American National Global Funding[1]	06/03/30	5.250	33,639,942
49,817,000	Aon Global, Ltd. (United Kingdom)	12/15/25	3.875	49,791,807
35,075,000	Athene Global Funding[1]	02/23/26	5.684	35,210,493
25,000,000	Athene Global Funding[1]	07/09/27	5.349	25,404,306
22,035,000	Athene Global Funding (SOFR + 0.950%)[1,2]	03/06/28	5.136	22,063,646
47,995,000	Athene Global Funding[1]	01/09/29	5.583	49,394,170
2,120,000	Athene Global Funding[1]	01/07/30	5.380	2,175,747
1,925,000	Brighthouse Financial Global Funding[1]	04/09/27	5.550	1,953,810
1,910,000	CNO Global Funding[1]	06/04/27	5.875	1,957,911
30,350,000	Corebridge Global Funding[1]	06/24/26	5.350	30,574,632
2,130,000	Corebridge Global Funding[1]	08/20/27	4.650	2,150,507
26,910,000	Corebridge Global Funding[1]	09/19/28	5.900	28,132,473
1,900,000	Equitable Financial Life Global Funding[1]	11/19/27	4.875	1,928,432
15,280,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	15,620,489
1,925,000	F&G Global Funding[1]	06/30/26	1.750	1,891,595
34,080,000	F&G Global Funding[1]	06/10/27	5.875	34,900,995
17,735,000	F&G Global Funding[1]	09/08/28	4.650	17,792,348
1,925,000	GA Global Funding Trust[1]	01/06/27	2.250	1,881,332
17,225,000	GA Global Funding Trust[1]	01/08/29	5.500	17,765,022
41,635,000	Guardian Life Global Funding[1]	09/26/29	4.179	41,616,446
The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	25

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$24,485,000	Guardian Life Global Funding[1]	04/28/30	4.798%	$25,019,726
2,059,000	Jackson National Life Global Funding[1]	07/02/27	5.550	2,101,913
1,924,000	MassMutual Global Funding II1	04/09/27	5.100	1,952,279
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	43,747,970
23,485,000	Met Tower Global Funding[1]	04/12/29	5.250	24,325,370
2,090,000	Metropolitan Life Global Funding I1	01/08/29	4.850	2,134,151
54,060,000	Mutual of Omaha Cos Global Funding[1]	06/09/28	4.514	54,536,664
18,735,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	19,112,509
27,190,000	New York Life Global Funding[1]	04/25/28	4.400	27,468,998
2,185,000	New York Life Global Funding[1]	01/28/33	4.550	2,183,589
38,945,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	39,546,571
24,865,000	Northwestern Mutual Global Funding[1]	01/10/29	4.710	25,297,252
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	38,149,643
14,300,000	Pacific Life Global Funding II1	08/28/29	4.500	14,431,404
12,685,000	Pricoa Global Funding I1	08/27/27	4.400	12,770,638
12,560,000	Principal Life Global Funding II1	01/16/27	5.000	12,692,060
1,955,000	Principal Life Global Funding II1	06/28/28	5.500	2,017,913
1,925,000	Protective Life Global Funding[1]	04/14/26	5.209	1,934,200

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	26

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$36,560,000	Protective Life Global Funding[1]	09/13/27	4.335%	$36,771,515
23,265,000	Protective Life Global Funding[1]	06/05/30	4.803	23,620,823
16,160,000	RGA Global Funding[1]	11/21/28	6.000	16,959,356
2,280,000	RGA Global Funding[1]	01/18/29	2.700	2,166,258
17,755,000	RGA Global Funding[1]	05/24/29	5.448	18,410,433
27,515,000	SiriusPoint, Ltd. (Sweden)	04/05/29	7.000	29,028,990
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	4,158,458
11,950,000	Vitality Re XIII, Ltd. (Federated Hermes Money Market US Treasury Fund Index + 2.000%) (Cayman Islands)[1,2]	01/06/26	5.850	11,954,780
33,040,000	Western-Southern Global Funding[1]	07/16/28	4.500	33,253,383
				990,877,622
	Internet (0.3%)
70,000	Meta Platforms, Inc.	08/15/27	3.500	69,625
26,465,000	Meta Platforms, Inc.	11/15/30	4.200	26,437,463
				26,507,088
	Investment Companies (5.1%)
69,179,000	Ares Capital Corp.	01/15/26	3.875	69,110,435
11,880,000	Ares Capital Corp.	07/15/26	2.150	11,696,816
2,045,000	Ares Capital Corp.	01/15/27	7.000	2,100,308
16,000,000	BlackRock TCP Capital Corp.	05/30/29	6.950	16,248,501
2,200,000	Blackstone Private Credit Fund	03/15/27	3.250	2,158,608

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	27

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Investment Companies (continued)
$25,975,000	Blackstone Private Credit Fund	09/26/27	4.950%	$26,090,415
9,654,000	Blackstone Secured Lending Fund	01/15/26	3.625	9,637,596
37,115,000	Blue Owl Capital Corp.	07/15/26	3.400	36,778,867
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	17,751,877
44,264,000	Blue Owl Technology Finance Corp.[1]	12/15/25	4.750	44,245,487
48,895,000	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	48,634,800
30,835,000	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance[1]	09/17/30	5.950	29,878,805
26,475,000	Franklin BSP Capital Corp.	03/30/26	3.250	26,263,009
33,538,000	Golub Capital BDC, Inc.	08/24/26	2.500	32,945,912
41,130,000	HA Sustainable Infrastructure Capital, Inc.	01/15/31	6.150	41,979,877
48,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	48,059,925
33,980,000	Main Street Capital Corp.	07/14/26	3.000	33,583,641
4,270,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	4,249,666
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	16,901,201
				518,315,746
	Leisure Time (0.0%)
1,940,000	Harley-Davidson Financial Services, Inc.[1]	03/10/28	6.500	2,025,414

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	28

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Machinery-Constraction & Mining (0.1%)
$9,240,000	Caterpillar Financial Services Corp.	10/16/26	4.450%	$9,289,936
2,040,000	Komatsu Finance America, Inc.[1]	10/06/27	5.499	2,089,555
				11,379,491
	Machinery-Diversified (1.9%)
24,855,000	AGCO Corp.	03/21/27	5.450	25,198,133
56,525,000	CNH Industrial Capital LLC	01/15/26	1.875	56,229,915
10,920,000	CNH Industrial Capital LLC	01/12/29	5.500	11,300,639
27,185,000	CNH Industrial Capital LLC	04/20/29	5.100	27,815,386
27,370,000	John Deere Capital Corp.	07/15/27	4.200	27,531,295
44,670,000	John Deere Capital Corp. (SOFR + 0.500%)[2]	03/06/28	4.703	44,726,768
1,935,000	John Deere Capital Corp.	03/07/31	4.900	1,995,357
				194,797,493
	Oil & Gas (0.1%)
2,165,000	Chevron USA, Inc.	04/15/30	4.687	2,217,254
2,200,000	Continental Resources, Inc.[1]	11/15/26	2.268	2,144,692
10,072,000	Woodside Finance, Ltd. (Australia)[1]	09/15/26	3.700	10,016,662
				14,378,608
	Packaging & Containers (0.4%)
37,691,000	Amcor Flexibles North America, Inc.	03/17/28	4.800	38,155,464
	Pharmaceuticals (2.7%)
55,622,000	CVS Health Corp.	02/20/26	5.000	55,705,556
46,200,000	Eli Lilly & Co.	08/14/27	4.150	46,505,687
48,105,000	Eli Lilly & Co.	02/12/28	4.550	48,859,094

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	29

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Pharmaceuticals (continued)
$38,225,000	Johnson & Johnson	03/01/27	4.500%	$38,608,373
2,000,000	Johnson & Johnson	06/01/31	4.900	2,087,916
33,465,000	Merck & Co., Inc.	09/15/30	4.150	33,547,283
2,400,000	Merck & Co., Inc.	12/10/31	2.150	2,127,843
44,811,000	PRA Health Sciences, Inc.[1]	07/15/26	2.875	44,260,855
				271,702,607
	Pipelines (0.1%)
2,045,000	Columbia Pipelines Operating Co. LLC[1]	08/15/30	5.927	2,163,554
1,915,000	MPLX LP	03/01/26	1.750	1,898,882
2,100,000	ONEOK, Inc.	11/01/26	5.550	2,125,212
2,000,000	Targa Resources Corp.	07/01/27	5.200	2,030,479
				8,218,127
	Real Estate Investment Trusts (1.3%)
9,290,000	American Tower Trust #1[1]	03/15/53	5.490	9,454,850
7,570,000	Arbor Realty SR, Inc.[1]	07/15/30	7.875	7,703,004
10,000,000	Arbor Realty Trust, Inc.	04/30/26	5.000	9,890,760
19,450,000	Arbor Realty Trust, Inc.[1]	09/01/26	4.500	19,077,534
1,920,000	Boston Properties LP	10/01/26	2.750	1,894,187
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	24,380,918
14,480,000	Realty Income Corp.	01/13/26	5.050	14,482,416
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	29,997,413
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2 (Australia)[1]	01/28/26	3.625	19,177,436
				136,058,518

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	30

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Retail (0.3%)
$2,190,000	7-Eleven, Inc.[1]	02/10/26	0.950%	$2,169,460
22,320,000	Home Depot, Inc.	06/25/26	5.150	22,489,569
2,110,000	Starbucks Corp.	02/08/27	4.850	2,127,727
2,340,000	Walmart, Inc.	09/22/28	1.500	2,199,086
				28,985,842
	Semiconductors (0.2%)
16,565,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250	17,825,133
1,975,000	Foundry JV Holdco LLC[1]	01/25/30	5.900	2,075,667
				19,900,800
	Software (0.3%)
2,000,000	Concentrix Corp.	08/02/28	6.600	2,083,413
22,362,000	Synopsys, Inc.	04/01/27	4.550	22,515,728
2,235,000	VMware LLC	08/15/26	1.400	2,188,898
				26,788,039
	Trucking & Leasing (0.3%)
31,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp.[1]	05/01/28	5.550	31,906,876
	Total Corporate Bonds (Cost $5,175,103,837)			5,220,080,588
	Loan Participations and Assignments (6.8%)
37,213,112	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 2.250%) (Cayman Islands)[2]	04/20/28	6.134	37,242,882
21,040,495	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	9.652	14,745,810
20,313,063	Allspring Buyer LLC (3-Month CME Term SOFR + 2.750%)[2]	11/01/30	6.813	20,343,532

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	31

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$43,827,852	Asplundh Tree Expert LLC (1-Month CME Term SOFR + 1.750%)[2]	09/07/27	5.815%	$43,830,043
23,027,684	Axalta Coating Systems U.S. Holdings, Inc. Term B7 (3-Month CME Term SOFR + 1.750%)[2]	12/20/29	5.752	23,049,791
9,733,786	BCP Renaissance Parent LLC Term B6 (3-Month CME Term SOFR + 2.500%)[2]	10/31/28	6.502	9,765,421
8,762,465	Buckeye Partners LP Term B7 (1-Month CME Term SOFR + 1.750%)[2]	11/22/32	5.718	8,762,027
60,821,051	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[2]	12/07/30	5.985	60,684,204
31,723,010	DaVita, Inc. Term A1 (1-Month CME Term SOFR + 1.750%)[2]	04/28/28	5.815	31,673,522
9,863,250	Delos Aircraft DAC (3-Month CME Term SOFR + 1.750%) (Ireland)[2]	10/31/27	5.752	9,898,462
20,360,237	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[2]	04/03/28	9.215	20,434,145
19,252,326	Elanco Animal Health, Inc. (3-Month CME Term SOFR + 1.750%)[2]	08/01/27	5.984	19,237,501
2,500,000	Elanco Animal Health, Inc. Term B (3-Month CME Term SOFR + 1.750%)[2]	10/28/32	5.734	2,500,000
2,579,851	Healthpeak OP LLC Term A1 (1-Month CME Term SOFR + 0.840%)[2]	08/20/27	4.805	2,547,603

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	32

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$2,579,851	Healthpeak OP LLC Term A2 (1-Month CME Term SOFR + 0.840%)[2]	02/22/27	4.805%	$2,547,603
5,448,842	Healthpeak OP LLC Term A3 (SOFR + 0.850%)[2]	03/01/29	5.010	5,353,487
68,750,000	Honeywell International, Inc. Term A1 (1-Month CME Term SOFR + 0.875%)[2]	05/07/27	4.840	68,750,000
13,858,421	Iqvia, Inc. Term A2 (3-Month CME Term SOFR + 1.250%)[2]	06/16/27	5.549	13,849,829
17,909,774	Iqvia, Inc. Term B5 (3-Month CME Term SOFR + 1.750%)[2]	01/02/31	5.752	17,954,549
30,347,290	Iridium Communications, Inc. Term B4 (1-Month CME Term SOFR + 2.250%)[2]	09/20/30	6.215	28,404,153
22,929,275	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME Term SOFR + 2.250%)[2]	05/05/28	6.215	22,973,758
13,989,407	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[2]	06/01/28	9.965	14,164,275
9,266,937	Lumen Technologies, Inc. Term B1 (1-Month CME Term SOFR + 2.350%)[2]	04/16/29	6.429	9,207,165
9,266,937	Lumen Technologies, Inc. Term B2 (1-Month CME Term SOFR + 2.350%)[2]	04/15/30	6.429	9,209,111
22,180,950	Midcontinent Communications (3-Month CME Term SOFR + 2.500%)[2]	08/16/31	6.502	22,142,133
3,812,052	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 3.750%)[2]	12/31/30	7.590	3,803,323
The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	33

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$31,599,488	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.600%)[2]	12/31/30	8.702%	$29,815,381
7,979,747	NRG Energy, Inc. (3-Month CME Term SOFR + 1.750%)[2]	04/16/31	5.593	7,994,909
42,750,000	Relam Amsterdam Holdings BV Term A (1-Month CME Term SOFR + 1.250%) (Netherlands)[2,4]	07/10/28	5.318	42,536,250
39,327,469	SBA Senior Finance II LLC (1-Month CME Term SOFR + 1.750%)[2]	01/25/31	5.720	39,403,371
9,284,243	Setanta Aircraft Leasing DAC (3-Month CME Term SOFR + 1.750%) (Ireland)[2]	11/05/28	5.752	9,315,624
23,995,000	Stonepeak Nile Parent LLC (3-Month CME Term SOFR + 2.250%)[2]	04/09/32	6.162	23,959,967
16,878,248	UGI Energy Services LLC (1-Month CME Term SOFR + 2.500%)[2]	02/22/30	6.465	16,941,542
	Total Loan Participations and Assignments (Cost $694,702,186)			693,041,373
	Municipal Bonds (0.3%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.061	31,222,778
	Total Municipal Bonds (Cost $31,000,000)			31,222,778

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	34

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Residential Mortgage Backed Securities (0.0%)
$5,101,231	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750%	$4,890,239
	Total Residential Mortgage Backed Securities (Cost $5,066,895)			4,890,239
	U.S. Government Agency Obligations (1.0%)
57,000,000	Fannie Mae Discount Notes[7]	11/03/25	3.691	56,988,315
40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	40,466,004
10,398	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.795%)[2]	04/01/36	6.795	10,572
10,963	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month RFUCCT + 1.740%)[2]	12/01/36	6.365	11,327
9,045	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.745%)[2]	01/01/37	6.620	9,242
1,738,676	Federal National Mortgage Association (FNMA)	07/01/35	5.000	1,763,883
107,201	Federal National Mortgage Association (FNMA)	11/01/35	5.500	111,565
14,342	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.964%)[2]	07/01/36	6.714	14,880
23,133	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.718%)[2]	09/01/36	6.438	23,691

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	35

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Government Agency Obligations (continued)
$17,951	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.720%)[2]	01/01/37	6.636%	$18,427
103,135	Federal National Mortgage Association (FNMA)	08/01/37	5.500	107,377
1,207,567	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,241,673
546,600	Federal National Mortgage Association (FNMA)	06/01/40	6.500	579,877
1,970	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	5.375	1,976
	Total U.S. Government Agency Obligations (Cost $101,396,489)			101,348,809
	U.S. Treasury Bills (12.8%)
104,255,000	U.S. Treasury Bill[7,8]	11/04/25	4.022	104,220,244
100,000,000	U.S. Treasury Bill[7]	11/13/25	3.999	99,867,333
100,000,000	U.S. Treasury Bill[7]	11/25/25	3.981	99,736,000
117,765,000	U.S. Treasury Bill[7,8]	11/28/25	3.881	117,423,287
100,000,000	U.S. Treasury Bill[7]	12/02/25	3.918	99,664,081
100,000,000	U.S. Treasury Bill[7]	12/11/25	3.966	99,563,511
82,395,000	U.S. Treasury Bill[7,8]	12/23/25	3.902	81,933,269
100,000,000	U.S. Treasury Bill[7]	12/30/25	3.875	99,390,179
100,000,000	U.S. Treasury Bill[7]	01/06/26	3.877	99,323,356
100,000,000	U.S. Treasury Bill[7]	01/15/26	3.838	99,236,055
100,000,000	U.S. Treasury Bill[7]	02/05/26	3.786	99,020,442
100,000,000	U.S. Treasury Bill[7]	03/12/26	3.800	98,660,012
7,500,000	U.S. Treasury Bill[7,9]	04/09/26	3.766	7,378,576
100,000,000	U.S. Treasury Bill[7]	04/16/26	3.737	98,311,483
	Total U.S. Treasury Bills (Cost $1,303,617,804)			1,303,727,828

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	36

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bonds and Notes (0.3%)
$23,550,000	U.S. Treasury Note	06/30/29	4.250%	$24,035,719
	Total U.S. Treasury Bonds and Notes (Cost $23,811,703)			24,035,719
Total Investments (Cost $10,027,921,540)			99.1%	$10,070,760,311
Cash and Other Assets in Excess of Liabilities			0.9%	89,781,873
Net Assets			100.0%	$10,160,542,184

____________

1       Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at October 31, 2025 was $4,796,862,923 or 47.2% of net assets.

2    Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2025 coupon or interest rate.

3    This variable rate security is based on a predetermined schedule and the rate at October 31, 2025, also represents the reference rate at October 31, 2025.

4    Security that used significant unobservable inputs to determine fair value, as determined by the Adviser.

5    Security is perpetual in nature and has no stated maturity date.

6    Security issued with zero coupon. Income is recognized through accretion of discount.

7    Coupon represents a yield to maturity.

8    Coupon represents a weighted average yield.

9    All or a portion of this security is held at the broker as collateral for open futures contracts.

Abbreviations:

CME – Chicago Mercantile Exchange.

CMT – Constant Maturity Treasury.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

RFUCCT – Refinitiv USD IBOR Consumer Cash Fallbacks Term.

SOFR – Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	37

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025

Financial Futures Contracts

The following futures contracts were open at October 31, 2025:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	700	December 2025	$145,895,313	$145,769,531	$125,782
U.S. Treasury 5-Year Notes	4,050	December 2025	442,273,158	442,304,299	(31,141)
					$94,641
Net Unrealized Gain on Open Futures Contracts[10]					$94,641

____________

10   The aggregate cost of investments and derivatives for federal income tax purposes is $10,028,016,289, the aggregate gross unrealized appreciation is $74,192,569 and the aggregate gross unrealized depreciation is $31,353,906, resulting in net unrealized appreciation of $42,838,663.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	38

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	39

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	40

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2025
Asset Backed Securities	$—	$2,261,066,222	$4,714,320	$2,265,780,542
Commercial Mortgage Backed Securities	—	426,632,435	—	426,632,435
Corporate Bonds	—	5,220,080,588	—	5,220,080,588
Loan Participations and Assignments	—	650,505,123	42,536,250	693,041,373
Municipal Bonds	—	31,222,778	—	31,222,778
Residential Mortgage Backed Securities	—	4,890,239	—	4,890,239
U.S. Government Agency Obligations	—	101,348,809	—	101,348,809
U.S. Treasury Bills	—	1,303,727,828	—	1,303,727,828
U.S. Treasury Bonds and Notes	—	24,035,719	—	24,035,719
Total Investments, at value	$—	$10,023,509,741	$47,250,570	$10,070,760,311
Other Financial Instruments, at value
Assets
Financial Futures Contracts	$125,782	$—	$—	$125,782
Liabilities
Financial Futures Contracts	$(31,141)	$—	$—	$(31,141)
Other Financial Instruments, at value	$94,641	$—	$—	$94,641

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	41

BBH Limited Duration Fund Portfolio of Investments (continued) October 31, 2025

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the year ended October 31, 2025:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2024	$7,473,684	$44,775,000	$52,248,684
Purchases	—	—	—
Sales/Paydowns	(3,191,509)	(2,250,000)	(5,441,509)
Realized gains/(losses)	—	1,003	1,003
Change in unrealized appreciation/(depreciation)	432,145	4,000	436,145
Amortization	—	6,247	6,247
Transfers from Level 3	—	—	—
Transfers to Level 3	—	—	—
Balance as of October 31, 2025	$4,714,320	$42,536,250	$47,250,570

As of October 31, 2025, $47,250,570 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	42

BBH Limited Duration Fund Statement of Assets and Liabilities October 31, 2025
Assets:
Investments in securities, at value (Cost $10,027,921,540)	$10,070,760,311
Cash	67,248,525
Receivables for:
Interest	65,231,142
Shares sold	15,039,392
Investments sold	156
Futures variation margin on open contracts	2
Total Assets	10,218,279,528

Liabilities:
Payables for:
Investments purchased	42,155,021
Shares redeemed	9,736,765
Net investment advisory and administrative fees	4,069,666
Dividends declared	1,239,257
Custody and fund accounting fees	181,124
Shareholder servicing fees	155,116
Professional fees	111,405
Transfer agent fees	6,521
Board of Trustees’ fees	5,209
Accrued expenses and other liabilities	77,260
Total Liabilities	57,737,344
Net Assets	$10,160,542,184

Net Assets Consist of:
Paid-in capital	$10,128,282,755
Retained earnings	32,259,429
Net Assets	$10,160,542,184

Net Asset Value and Offering Price per Share
Class N Shares
($471,875,442 ÷ 44,887,319 shares outstanding)	$10.51
Class I Shares
($9,688,666,742 ÷ 922,121,528 shares outstanding)	$10.51

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	43

BBH Limited Duration Fund Statement of Operations For the year ended October 31, 2025
Net Investment Income:
Income:
Interest income	$469,505,928
Interest income on cash balances	315,327
Other income	788,402
Total Income	470,609,657

Expenses:
Investment advisory and administrative fees	23,987,743
Shareholder servicing fees	956,020
Custody and fund accounting fees	719,352
Board of Trustees’ fees	179,183
Professional fees	126,530
Transfer agent fees	77,181
Miscellaneous expenses	573,216
Total Expenses	26,619,225
Investment advisory and administrative fee waiver	(653,680)
Net Expenses	25,965,545
Net Investment Income	444,644,112

Net Realized and Unrealized Gain:
Net realized loss on investments in securities	(2,090,887)
Net realized gain on futures contracts	4,270,049
Net realized gain on investments in securities and futures contracts	2,179,162
Net change in unrealized appreciation/(depreciation) on investments in securities	86,192,948
Net change in unrealized appreciation/(depreciation) on futures contracts	(9,261,200)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	76,931,748
Net Realized and Unrealized Gain	79,110,910
Net Increase in Net Assets Resulting from Operations	$523,755,022

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	44

BBH Limited Duration Fund Statements of Changes in Net Assets
	For the years ended October 31,
	2025	2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$444,644,112	$359,676,959
Net realized gain/(loss) on investments in securities and futures contracts	2,179,162	(9,730,871)
Net change in unrealized appreciation/ (depreciation) on investments in securities and futures contracts	76,931,748	229,992,309
Net increase in net assets resulting from operations	523,755,022	579,938,397

Dividends and distributions declared:
Class N	(22,173,309)	(21,989,562)
Class I	(420,920,457)	(340,236,922)
Total dividends and distributions declared	(443,093,766)	(362,226,484)

Share transactions:
Proceeds from sales of shares[1]	5,353,210,217	3,012,526,320
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	167,499,153	98,296,342
Cost of shares redeemed[1]	(3,640,250,908)	(2,256,604,342)
Net increase in net assets resulting from share transactions	1,880,458,462	854,218,320
Total increase in net assets	1,961,119,718	1,071,930,233

Net Assets:
Beginning of year	8,199,422,466	7,127,492,233
End of year	$10,160,542,184	$8,199,422,466

____________

1     Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	45

BBH Limited Duration Fund Financial Highlights Selected per share data and ratios for a Class N share outstanding throughout each year.
	For the years ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.42	$10.11	$9.91	$10.32	$10.23
Income from investment operations:
Net investment income[1]	0.49	0.50	0.41	0.19	0.15
Net realized and unrealized gain/(loss)	0.09	0.31	0.20	(0.41)	0.09
Total income/(loss) from investment operations	0.58	0.81	0.61	(0.22)	0.24
Dividends and distributions to shareholders:
From net investment income	(0.49)	(0.50)	(0.41)	(0.19)	(0.15)
From net realized gains	—	(0.00)[2]	—	—	—
Total dividends and distributions to shareholders	(0.49)	(0.50)	(0.41)	(0.19)	(0.15)
Net asset value, end of year	$10.51	$10.42	$10.11	$9.91	$10.32
Total return[3]	5.64%	8.20%	6.24%	(2.12)%	2.38%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$472	$468	$440	$490	$656
Ratio of expenses to average net assets before reductions	0.49%	0.49%	0.49%	0.49%	0.49%
Fee waiver[4]	(0.14)%	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Ratio of expenses to average net assets after reductions	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.66%	4.84%	4.06%	1.87%	1.48%
Portfolio turnover rate	38%	40%	22%	46%	34%

____________

1       Calculated using average shares outstanding for the year.

2    Less than $0.01.

3    Assumes the reinvestment of distributions.

4    The ratio of expenses to average net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.35%. The agreement is effective through March 1, 2026 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the years ended October 31, 2025, 2024, 2023, 2022 and 2021, the waived fees were $653,680, $631,656, $665,947, $797,646, and $746,522, respectively.
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	46

BBH Limited Duration Fund Financial Highlights (continued) Selected per share data and ratios for a Class I share outstanding throughout each year.
	For the years ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.42	$10.11	$9.90	$10.32	$10.23
Income from investment operations:
Net investment income[1]	0.50	0.51	0.41	0.19	0.16
Net realized and unrealized gain/(loss)	0.08	0.31	0.22	(0.41)	0.09
Total income/(loss) from investment operations	0.58	0.82	0.63	(0.22)	0.25
Dividends and distributions to shareholders:
From net investment income	(0.49)	(0.51)	(0.42)	(0.20)	(0.16)
From net realized gains	—	(0.00)[2]	—	—	—
Total dividends and distributions to shareholders	(0.49)	(0.51)	(0.42)	(0.20)	(0.16)
Net asset value, end of year	$10.51	$10.42	$10.11	$9.90	$10.32
Total return[3]	5.72%	8.28%	6.43%	(2.14)%	2.46%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$9,689	$7,732	$6,688	$7,749	$11,442
Ratio of expenses to average net assets	0.27%	0.27%	0.28%	0.27%	0.27%
Ratio of net investment income to average net assets	4.74%	4.92%	4.13%	1.92%	1.55%
Portfolio turnover rate	38%	40%	22%	46%	34%

____________

1       Calculated using average shares outstanding for the year.

2    Less than $0.01.

3    Assumes the reinvestment of distributions.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	47

BBH Limited Duration Fund Notes to Financial Statements October 31, 2025

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of October 31, 2025, there were seven series of the Trust. The Fund commenced operations on December 22, 2000 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.   Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices

© Brown Brothers Harriman	48

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025 provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.   Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Financial Statements October 31, 2025 © Brown Brothers Harriman	49

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.   Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at October 31, 2025, are listed in the Portfolio of Investments.

For the year ended October 31, 2025, the average month-end notional amount of open futures contracts was $489,376,557. The range of month-end notional amounts was $211,708,899 to $791,858,319.

© Brown Brothers Harriman	50

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025

Fair Values of Derivative Instruments as of October 31, 2025

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$125,782	*	Net unrealized appreciation/ (depreciation) on futures contracts	$(31,141	)*
Total		$125,782			$(31,141)

–––––––––––––

*   Includes cumulative appreciation/(depreciation) of futures contracts reported under line item “Futures variation margin on open contracts” in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations
Interest Rate Risk
Net Realized Gain on Derivatives Future Contracts	$4,270,049

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Futures Contracts	$(9,261,200)

E.   Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation D of the 1933 Act (“Private Placement Securities”). A Private Placement Security may be considered illiquid and therefore, under the U.S. Securities and Exchange Commission (“SEC”) Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Private Placement Securities and

Financial Statements October 31, 2025 © Brown Brothers Harriman	51

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025 all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

F.   Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year Secured Overnight Financing Rate (“SOFR”).

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.   Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing

© Brown Brothers Harriman	52

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025 differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $22,173,309 and $420,920,457 to Class N and Class I shareholders, respectively, during the year ended October 31, 2025, and in the amount of $21,989,562 and $340,236,922 to Class N and Class I shareholders, respectively, during the year ended October 31, 2024.

Financial Statements October 31, 2025 © Brown Brothers Harriman	53

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2025:	$443,093,766	$—	$443,093,766	$—	$443,093,766
2024:	362,226,484	—	362,226,484	—	362,226,484

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$1,860,623	$—	$(11,200,600)	$(1,334,006)	$42,933,412	$32,259,429
2024:	1,220,586	—	(5,332,094)	(10,291,983)	(33,998,336)	(48,401,827)

The Fund had $11,200,600 net capital loss carryforwards as of October 31, 2025, of which $271,141 and $10,929,459, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial

© Brown Brothers Harriman	54

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025 position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

J.   Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates.

A.   Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the year ended October 31, 2025, the Fund incurred $23,987,743 for services under the Agreement.

B.   Expense Waivers and Reimbursements. Effective June 14, 2018 the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class N to 0.35%. The agreement will terminate on March 1, 2026, unless it is renewed by all parties to the agreement.

Financial Statements October 31, 2025 © Brown Brothers Harriman	55

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025

The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the year ended October 31, 2025, the Investment Adviser waived fees in the amount of $653,680 for Class N.

C.  Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the year ended October 31, 2025, Class N shares of the Fund incurred $956,020 in shareholder servicing fees.

D.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the year ended October 31, 2025, the Fund incurred $719,352 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2025 was $4,546. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this new agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. Prior to August 1, 2025, the Fund had an agreement with the Fund’s custodian, under which the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the year ended October 31, 2025 under the agreement with the Fund’s custodian and on the overnight deposits is $283,618 and $31,709, respectively. These amounts are included in “Interest income on cash balances” in the Statement of Operations.

E.   Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2025, the Fund incurred $179,183 in independent Trustee compensation and expense reimbursements.

© Brown Brothers Harriman	56

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025

F.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the year ended October 31, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $4,511,743,034 and $2,720,661,499, respectively.

5.  Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	20,118,272	$210,565,018	15,041,290	$155,154,243
Shares issued in connection with reinvestments of dividends	2,053,399	21,499,130	2,065,950	21,340,135
Shares redeemed	(22,149,078)	(231,740,466)	(15,713,114)	(162,006,611)
Net increase	22,593	$323,682	1,394,126	$14,487,767

Class I
Shares sold	491,638,681	$5,142,645,199	276,339,520	$2,857,372,077
Shares issued in connection with reinvestments of dividends	13,943,229	146,000,023	7,450,789	76,956,207
Shares redeemed	(325,821,935)	(3,408,510,442)	(203,149,862)	(2,094,597,731)
Net increase	179,759,975	$1,880,134,780	80,640,447	$839,730,553

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the year ended October 31, 2025 and the year ended October 31, 2024. Specifically:

During the year ended October 31, 2025, 35,623 shares of Class N were exchanged for 35,635 shares of Class I valued at $372,591 and 63,132 shares of Class I were exchanged for 63,092 shares of Class N valued at $661,222.

Financial Statements October 31, 2025 © Brown Brothers Harriman	57

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025

During the year ended October 31, 2024, 1,918,481 shares of Class N were exchanged for 1,920,186 shares of Class I valued at $19,799,824 and 40,187 shares of Class I were exchanged for 40,157 shares of Class N valued at $415,631.

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). The Fund may invest in securities of other investment companies, consisting of ETFs and money market funds. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The Fund is subject to the risks associated with the investment company’s investments (investment company risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund may use of derivatives that could create risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off

© Brown Brothers Harriman	58

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025 sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations and assignments, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S, Regulation D and Rule 144A which have not been registered with SEC. These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security and are subject to variety of risks, including investment risk, market risk, issuer risk and interest rate risk (convertible securities risk). The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and

Financial Statements October 31, 2025 © Brown Brothers Harriman	59

BBH Limited Duration Fund Notes to Financial Statements (continued) October 31, 2025 a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities (preferred securities risk). The Fund may also invest in notes issued by Business Development Companies (“BDCs”). These notes are subject to risks similar to those of other issuers and those of investment companies (business development company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.   Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. Management has evaluated events and transactions that have occurred since October 31, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

© Brown Brothers Harriman	60

BBH Limited Duration Fund Conflicts of Interest October 31, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Financial Statements October 31, 2025 © Brown Brothers Harriman	61

BBH Limited Duration Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management

© Brown Brothers Harriman	62

BBH Limited Duration Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Financial Statements October 31, 2025 © Brown Brothers Harriman	63

BBH Limited Duration Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

© Brown Brothers Harriman	64

BBH Limited Duration Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

Financial Statements October 31, 2025 © Brown Brothers Harriman	65

BBH Limited Duration Fund Additional Federal Tax Information October 31, 2025 (unaudited)

The qualified investment income (“QII”) percentage for the year ended October 31, 2025 was 87.09%. In January 2026, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2025. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

© Brown Brothers Harriman	66

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Annual Financial Statements October 31, 2025 BBH Income Fund

BBH Income Fund Report of Independent Registered Public Accounting Firm

To the Shareholders of BBH Income Fund and the Board of Trustees of BBH Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Income Fund (the “Fund”), one of the funds constituting BBH Trust, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts

© Brown Brothers Harriman	2

BBH Income Fund Report of Independent Registered Public Accounting Firm (continued)

and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2025

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

Financial Statements October 31, 2025 © Brown Brothers Harriman	3

BBH Income Fund Portfolio Allocation October 31, 2025

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$317,188,199	16.5%
Commercial Mortgage Backed Securities	132,458,004	6.9
Corporate Bonds	713,941,079	37.2
Loan Participations and Assignments	210,644,401	11.0
Municipal Bonds	1,161,717	0.0
Preferred Securities	33,494,380	1.7
Residential Mortgage Backed Securities	248,812	0.0
U.S. Treasury Bills	59,120,435	3.1
U.S. Treasury Bonds and Notes	463,163,628	24.1
Liabilities in Excess of Cash and Other Assets	(10,439,340)	(0.5)
Net Assets	$1,920,981,315	100.0%

All data as of October 31, 2025. The BBH Income Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Income Fund Portfolio of Investments October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (16.5%)
$2,758,999	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/29/30	3.199%	$2,723,649
1,841,062	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	1,776,113
2,630,000	Adams Outdoor Advertising LP 2023-1[1]	07/15/53	6.967	2,676,901
3,250,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	3,281,366
4,320,000	Alp CFO LP 2024-1A1,2	10/15/36	7.371	4,380,826
4,320,000	Alp CFO LP 2024-1A1,2	10/15/36	10.036	4,471,286
1,480,000	Ares PBN Finance Co. LLC[1,2]	10/15/36	6.000	1,410,440
5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490	5,340,755
7,980,000	BHG Owner Loan Trust Series 2025-1CON[1]	08/18/36	5.290	8,052,942
6,820,000	BHG Owner Loan Trust Series 2025-1CON[1]	08/18/36	5.620	6,927,251
4,165,000	BHG Securitization Trust 2023-A1	04/17/36	6.350	4,207,413
7,700,000	Blackrock Rainier CLO VI, Ltd. 2021-6A (3-Month CME Term SOFR + 8.250%) (Cayman Islands)[1,3]	04/20/37	12.134	7,786,724
3,782,496	Business Jet Securities LLC 2024-1A1	05/15/39	6.197	3,876,645
5,599,063	Capital Automotive REIT 2024-2A1	05/15/54	5.250	5,572,560
3,375,250	CARS-DB7 LP 2023-1A1	09/15/53	6.500	3,406,190
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	708,388
2,357,823	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,306,611
7,530,000	CFG Investments, Ltd. 2025-1 (Cayman Islands)[1]	03/25/36	6.470	7,637,360

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	5

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$8,990,000	Cogent Ipv4 LLC 2024-1A1	05/25/54	7.924%	$9,347,482
7,960,000	Cogent Ipv4 LLC 2025-1A1	04/25/55	6.646	8,159,240
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,379,382
5,860,000	Credit Acceptance Auto Loan Trust 2024-3A1	11/15/34	4.850	5,866,625
4,100,000	CyrusOne Data Centers Issuer I LLC 2025-1A1	02/20/50	5.910	4,183,421
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	3,064,737
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,820,520
4,630,000	Dryden 115 CLO, Ltd. 2024-115A (3-Month CME Term SOFR + 2.000%) (Jersey)[1,3]	04/18/37	5.884	4,641,497
4,391,719	Edgeconnex Data Centers Issuer LLC 2024-1[1]	07/27/54	6.000	4,438,793
81,645	Elm Trust 2020-3A1	08/20/29	2.954	81,525
395,193	Elm Trust 2020-4A1	10/20/29	2.286	394,469
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,437,906
269,710	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	269,548
3,340,000	Ford Credit Auto Owner Trust 2024-1[1]	08/15/36	4.870	3,414,459
802,377	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	764,437
767,414	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	732,988
2,558,264	Golub Capital Partners ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/20/29	2.773	2,534,805
8,300,000	Hertz Vehicle Financing III LLC 2024-2A1	01/27/31	5.480	8,500,218

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$8,540,000	LCM 42 Ltd. 42A (3-Month CME Term SOFR + 1.800%) (Cayman Islands)[1,3]	01/15/38	5.705%	$8,544,593
393,671	LIAS Administration Fee Issuer LLC 2018-1A1	07/25/48	5.956	387,627
4,340,000	Madison Park Funding LXVII, Ltd. 2024-67A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,3]	04/25/37	5.908	4,356,501
3,060,000	Madison Park Funding XLVII, Ltd. 2020-47A (3-Month CME Term SOFR + 1.950%) (Cayman Islands)[1,3]	04/19/37	5.834	3,071,664
2,690,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.330	2,745,755
1,735,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.730	1,778,647
486,269	Monroe Capital ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/22/31	2.815	481,112
1,372,899	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,339,714
4,870,000	Monroe Capital Mml CLO XVI, Ltd. 2024-1A (3-Month CME Term SOFR + 2.100%) (Jersey)[1,3]	07/23/36	5.960	4,886,486
4,800,000	Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A (3-Month CME Term SOFR + 1.230%) (Cayman Islands)[1,3]	10/16/37	5.330	4,799,977
2,267,191	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate-0.500%)[1,3]	07/25/50	6.750	2,285,567

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	7

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$5,440,000	NextGear Floorplan Master Owner Trust 2023-1A1	03/15/28	5.740%	$5,469,682
5,450,000	Niagara Park CLO, Ltd. 2019-1A (3-Month CME Term SOFR + 1.340%) (Cayman Islands)[1,3]	01/17/38	5.222	5,460,552
4,500,000	Octagon 71, Ltd. 2024-1A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,3]	04/18/37	5.934	4,517,076
4,600,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	4,610,304
1,694,515	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	1,692,912
6,610,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	6.170	6,820,690
2,309,070	Oportun Issuance Trust 2021-C1	10/08/31	2.180	2,265,150
6,170,000	Oxford Finance Credit Fund III 2025-A LP1	08/14/34	5.878	6,223,112
10,010,000	Oxford Finance Funding Trust LLC 2025-1A1	02/15/35	5.413	10,010,000
10,130,000	PFS Financing Corp. 2024-F1	08/15/29	4.750	10,227,590
84,763	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate-0.500%)[1,3]	12/27/44	6.750	84,705
1,226,916	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	1,223,174
5,510,000	Regional Management Issuance Trust 2024-1[1]	07/15/36	5.830	5,614,778
8,910,000	Regional Management Issuance Trust 2025-2[1]	11/16/37	4.590	8,877,630
7,830,000	Republic Finance Issuance Trust 2024-A1	08/20/32	5.910	7,911,713
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$5,240,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000%	$5,241,795
1,795,000	Sabey Data Center Issuer LLC 2023-1[1]	04/20/48	6.250	1,800,486
2,240,000	Santander Drive Auto Receivables Trust 2023-5	02/18/31	6.430	2,322,553
6,250,000	Sotheby’s Artfi Master Trust 2024-1A1	12/22/31	6.430	6,283,101
1,150,000	Stack Infrastructure Issuer LLC 2023-1A1	03/25/48	5.900	1,154,775
3,520,000	Stack Infrastructure Issuer LLC 2023-3A1	10/25/48	5.900	3,554,512
810,879	Textainer Marine Containers VII, Ltd. 2020-1A (China)[1]	08/21/45	2.730	781,183
4,175,519	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,104,742
4,480,000	Trafigura Securitisation Finance, Plc 2024-1A (Ireland)[1]	11/15/27	5.980	4,532,944
3,350,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	3,367,268
2,716,794	VC 3 LS LP 2021-B	10/15/41	4.750	2,626,754
780,496	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	767,159
4,830,000	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	4,850,602
1,322,835	Willis Engine Structured Trust VII 2023-A1	10/15/48	8.000	1,360,821
5,530,000	Zayo Issuer LLC 2025-1A1	03/20/55	5.648	5,618,974
10,290,000	Zayo Issuer LLC 2025-2A1	06/20/55	5.953	10,558,347
	Total Asset Backed Securities (Cost $313,620,569)			317,188,199

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	9

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (6.9%)
$4,750,000	Atrium Hotel Portfolio Trust 2024-ATRM[1,3,4]	11/10/29	5.894%	$4,861,464
6,930,000	BAHA Trust 2024-MAR[1,3,4]	12/10/41	7.069	7,222,924
2,818,071	BFLD Mortgage Trust 2024-WRHS (1-Month CME Term SOFR + 1.492%)[1,3]	08/15/26	5.524	2,818,071
4,387,500	BX 2024-PALM (1-Month CME Term SOFR + 1.541%)[1,3]	06/15/37	5.573	4,390,227
4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,3]	06/15/27	7.921	4,781,475
5,850,000	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.892%)[1,3]	11/15/41	5.924	5,851,828
179,435	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.264%) (Cayman Islands)[1,3]	02/15/38	5.296	178,775
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,3]	11/15/31	8.147	550,901
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,3,4]	07/10/28	6.360	2,969,526
6,550,000	COMM Mortgage Trust 2025-SBX[1,3,4]	08/10/41	5.432	6,588,731
4,590,000	Commercial Mortgage Pass Through Certificate[1,4]	07/12/28	6.891	4,779,708
9,580,000	DBC Mortgage Trust 2025-DBC (1-Month CME Term SOFR + 1.350%)[1,3]	06/15/38	5.400	9,591,975

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$2,460,000	DC Commercial Mortgage Trust 2023-DC1	09/12/40	6.804%	$2,532,055
7,330,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.750%)[1,3]	03/15/34	5.782	7,343,744
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1,2,5]	11/25/60	0.000	4,918,333
26,240,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	11/25/60	0.100	100,575
126,715,667	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	11/25/60	0.100	464,590
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates K753[3,4]	12/25/30	5.038	1,586,986
4,965,000	FREMF Mortgage Trust 2024-K516[1,3,4]	01/25/29	5.925	4,454,077
4,675,000	FREMF Mortgage Trust 2024-K522[1,3,4]	05/25/29	5.566	4,247,116
6,570,000	FREMF Mortgage Trust 2024-K757[1,5]	10/25/61	0.000	3,880,934
25,440,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	114,048
105,880,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	457,550
21,546,523	FREMF Mortgage Trust 2025-K170[1,5]	02/25/63	0.000	9,472,198
79,721,592	FREMF Mortgage Trust 2025-K170[1]	02/25/63	0.100	507,755
351,084,804	FREMF Mortgage Trust 2025-K170[1]	02/25/63	0.100	2,168,054

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	11

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$7,361,000	FREMF Mortgage Trust 2025-K535[1,3,4]	12/25/29	5.306%	$6,509,332
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.629	983,587
9,760,000	INTOWN Mortgage Trust 2025-STAY (1-Month CME Term SOFR + 1.350%)[1,3]	03/15/42	5.382	9,775,339
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	4.058	182,812
5,240,000	MED Commercial Mortgage Trust 2024-MOB (1-Month CME Term SOFR + 1.592%)[1,3]	05/15/41	5.624	5,223,914
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	5.936	5,863,663
735,136	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month CME Term SOFR + 1.314%)[1,3]	11/25/36	5.306	731,968
2,700,000	SCOTT Trust 2023-SFS[1]	03/10/40	5.910	2,768,907
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	6.682	2,277,980
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	7.532	1,306,882
	Total Commercial Mortgage Backed Securities (Cost $131,020,361)			132,458,004

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (37.2%)
	Aerospace/Defense (0.1%)
$2,220,000	BAE Systems, Plc (United Kingdom)[1]	04/15/30	3.400%	$2,143,017

	Agriculture (0.3%)
5,480,000	Bunge Ltd. Finance Corp.	09/17/29	4.200	5,474,184

	Apparel (0.2%)
4,140,000	William Carter Co.[1]	02/15/31	7.375	4,120,039

	Auto Manufacturers (2.2%)
3,835,000	BMW US Capital LLC[1]	03/21/30	5.050	3,938,120
3,930,000	Ford Motor Credit Co. LLC	11/05/26	5.125	3,943,184
4,830,000	Hyundai Capital America[1]	06/24/27	5.275	4,904,150
7,770,000	Hyundai Capital America[1]	03/27/30	5.150	7,943,442
7,350,000	Toyota Motor Credit Corp.	09/05/28	4.050	7,368,717
9,540,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	9,449,104
3,835,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	3,865,839
				41,412,556

	Banks (7.0%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%) (New Zealand)[1,3]	06/17/32	5.284	2,823,272
4,600,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[3]	03/14/28	5.552	4,673,760
1,635,000	Bank Leumi Le-Israel BM (Israel)[1]	07/27/27	5.125	1,648,669
10,715,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,6]		4.375	10,538,301
2,650,000	Bank of New York Mellon (SOFR + 1.135%)[3]	04/20/29	4.729	2,692,971
3,035,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	3,087,931

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	13

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$3,095,000	Bank of Nova Scotia (Canada)	03/11/27	2.951%	$3,052,061
4,670,000	BNP Paribas S.A. (SOFR + 1.678%) (France)[1,3]	05/09/31	5.085	4,749,266
3,485,000	Canadian Imperial Bank of Commerce (Canada)	10/03/28	5.986	3,662,919
7,500,000	Citigroup, Inc. (SOFR + 1.143%)[3]	05/07/28	4.643	7,548,706
2,920,000	Comerica Bank (SOFR + 2.610%)[3]	08/25/33	5.332	2,932,513
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[3]	10/27/28	6.361	6,487,174
165,000	Fifth Third Bancorp (SOFR + 2.127%)[3]	07/28/30	4.772	166,745
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%) (United Kingdom)[3]	11/03/28	7.390	2,265,608
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%) (United Kingdom)[3]	06/04/31	2.848	1,062,553
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%) (United Kingdom)[3]	03/09/34	6.254	3,573,550
6,256,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[3]	08/04/28	4.443	6,279,414
3,720,000	JPMorgan Chase & Co. (SOFR + 0.930%)[3]	07/22/28	4.979	3,773,569
2,160,000	Lloyds Banking Group, Plc (1-Year CMT Index + 1.700%) (United Kingdom)[3]	03/06/29	5.871	2,240,041
2,025,000	Lloyds Banking Group, Plc (1-Year CMT Index + 3.750%) (United Kingdom)[3]	11/15/33	7.953	2,360,086
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	2,001,882

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,445,000	NatWest Group, Plc (1-Year CMT Index + 2.850%) (United Kingdom)[3]	11/10/26	7.472%	$2,446,382
5,175,000	NatWest Group, Plc (SOFR + 1.300%) (United Kingdom)[3]	11/15/28	5.580	5,228,595
1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%) (United Kingdom)[3]	03/02/34	6.016	1,909,940
5,770,000	PNC Financial Services Group, Inc. (5-Year CMT Index + 2.595%)[3,6]		3.400	5,602,796
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[3]	03/09/29	6.499	2,455,813
5,115,000	Santander Holdings USA, Inc. (SOFR + 1.878%)[3]	03/20/31	5.741	5,280,198
3,070,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	3,177,425
7,510,000	State Street Corp.	02/28/28	4.536	7,608,560
1,620,000	Truist Financial Corp. (SOFR + 2.446%)[3]	10/30/29	7.161	1,750,994
4,445,000	Truist Financial Corp. (SOFR + 1.620%)[3]	01/24/30	5.435	4,593,628
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%) (Switzerland)[1,3]	05/12/28	4.751	1,536,581
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,6]		3.700	5,924,711
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,133,588
5,195,000	Wells Fargo & Co. (SOFR + 1.370%)[3]	04/23/29	4.970	5,289,535
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,815,617
				134,375,354

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	15

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Chemicals (0.3%)
$6,570,000	Olin Corp.[1]	04/01/33	6.625%	$6,506,117

	Commercial Services (0.2%)
3,670,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.[1]	01/15/30	8.250	3,745,584

	Diversified Financial Services (2.5%)
2,338,000	Acadian Asset Management, Inc.	07/27/26	4.800	2,337,833
4,365,000	Ally Financial, Inc. (SOFR + 2.820%)[3]	01/03/30	6.848	4,604,425
1,265,000	American Express Co.	03/04/27	2.550	1,242,442
5,705,000	Bread Financial Holdings, Inc.[1]	03/15/29	9.750	6,089,483
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,328,345
1,630,000	Capital One Financial Corp. (SOFR + 3.070%)[3]	10/30/31	7.624	1,838,333
4,125,000	Credit Acceptance Corp.[1]	12/15/28	9.250	4,325,937
2,655,000	Credit Opportunities Partners JV LLC	04/01/26	4.250	2,640,222
9,030,000	Equitable America Global Funding[1]	06/09/30	4.950	9,202,290
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,084,625
7,300,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375	7,252,743
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	3,924,136
				47,870,814

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Electric (1.7%)
$4,160,000	Alexander Funding Trust II1	07/31/28	7.467%	$4,440,341
4,405,000	Atlantica Sustainable Infrastructure, Ltd. (United Kingdom)[1]	06/15/28	4.125	4,265,266
5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,6]		5.375	5,014,741
3,375,000	Florida Power & Light Co.	05/15/33	4.800	3,442,823
3,500,000	Oncor Electric Delivery Co. LLC	05/15/28	4.300	3,521,000
4,420,000	Southern California Edison Co.	09/06/26	4.400	4,425,534
7,675,000	XPLR Infrastructure Operating Partners LP1	03/15/33	8.625	8,052,748
				33,162,453

	Energy-Alternate Sources (1.0%)
10,055,000	XPLR Infrastructure LP1,5	11/15/25	0.000	10,029,863
8,440,000	XPLR Infrastructure LP1	06/15/26	2.500	8,271,200
				18,301,063

	Food (0.6%)
5,925,000	Mars, Inc.[1]	03/01/32	5.000	6,088,674
4,765,000	Nestle Capital Corp.[1]	03/12/31	4.750	4,879,289
				10,967,963

	Gas (0.5%)
4,650,000	Southern California Gas Co.	09/01/34	5.050	4,745,169
4,120,000	Southern California Gas Co.	06/15/35	5.450	4,284,514
				9,029,683

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	17

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Healthcare-Services (0.5%)
$1,080,000	Providence St Joseph Health Obligated Group	10/01/33	5.403%	$1,113,297
4,210,000	Roche Holdings, Inc.[1]	03/08/31	4.909	4,345,408
4,585,000	Sutter Health	08/15/32	5.213	4,762,866
				10,221,571

	Insurance (10.0%)
7,105,000	Aegon, Ltd. (6 – Month CME Term SOFR + 3.540%)[3]	04/11/48	5.500	7,203,419
2,940,000	American Coastal Insurance Corp.	12/15/27	7.250	2,917,950
4,650,000	American National Global Funding[1]	01/28/30	5.550	4,793,975
5,395,000	American National Global Funding[1]	06/03/30	5.250	5,497,122
2,880,000	Ascot Group, Ltd. (Bermuda)[1]	12/15/30	4.250	2,659,042
3,615,000	Ascot Group, Ltd. (5-Year CMT Index + 2.375%) (Bermuda)[1,3]	06/15/35	6.349	3,768,233
8,205,000	Athene Global Funding[1]	05/09/28	4.830	8,277,254
4,360,000	Athene Global Funding[1]	01/09/29	5.583	4,487,105
4,040,000	Athene Global Funding[1]	10/08/29	4.721	4,055,587
8,565,000	Athene Global Funding[1]	07/17/30	5.033	8,689,552
8,190,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	7,931,062
4,900,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[3]	12/15/52	6.875	5,018,224
3,175,000	Corebridge Global Funding[1]	09/19/28	5.900	3,319,235
3,155,000	DaVinciRe Holdings, Ltd. (Bermuda)[1]	04/15/35	5.950	3,239,484

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500%	$3,766,720
9,717,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	9,604,540
4,460,000	Enstar Group, Ltd. (5-Year CMT Index + 3.186%)[1,3]	04/01/45	7.500	4,660,160
2,405,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	2,458,591
5,540,000	F&G Annuities & Life, Inc.	01/13/28	7.400	5,812,122
4,110,000	F&G Global Funding[1]	06/10/27	5.875	4,209,011
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%) (United Kingdom)[1,3]	04/01/41	6.625	4,742,050
6,260,000	GA Global Funding Trust[1]	09/23/27	4.400	6,265,876
1,975,000	Global Atlantic Finance Co. (5-Year CMT Index + 3.608%)[1,3]	10/15/54	7.950	2,064,851
6,815,000	Guardian Life Global Funding[1]	09/26/29	4.179	6,811,963
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,645,493
5,180,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%) (Germany)[1,3]	05/23/42	5.875	5,430,805
8,950,000	Mutual of Omaha Cos Global Funding[1]	06/09/28	4.514	9,028,915
2,950,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	3,009,442
5,090,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	5,168,624

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	19

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$7,725,000	Pacific Life Global Funding II1	05/01/28	4.450%	$7,802,005
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,523,976
4,365,000	Protective Life Global Funding[1]	01/12/27	4.992	4,407,601
6,115,000	Protective Life Global Funding[1]	09/13/27	4.335	6,150,378
4,004,000	RenaissanceRe Holdings, Ltd. (Bermuda)	06/05/33	5.750	4,189,678
3,460,000	RGA Global Funding[1]	01/11/31	5.500	3,605,298
3,735,000	SiriusPoint, Ltd. (Sweden)	04/05/29	7.000	3,940,515
1,895,000	Stewart Information Services Corp.	11/15/31	3.600	1,693,259
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%) (Luxembourg)[1,3]	04/02/49	5.000	4,875,261
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	6,210,492
				192,934,870

	Internet (0.2%)
3,830,000	Meta Platforms, Inc.	11/15/32	4.600	3,849,252

	Investment Companies (4.5%)
11,550,000	Ares Capital Corp.	07/15/26	2.150	11,371,905
2,172,000	BlackRock TCP Capital Corp.	05/30/29	6.950	2,205,734
4,320,000	Blackstone Private Credit Fund	09/26/27	4.950	4,339,195
5,990,000	Blue Owl Credit Income Corp.	03/15/30	5.800	6,022,226
2,585,000	Blue Owl Technology Finance Corp.[1]	03/15/28	6.100	2,604,965

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	20

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Investment Companies (continued)
$1,635,000	CION Investment Corp.	02/11/26	4.500%	$1,626,255
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,471,776
5,860,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	09/17/30	5.950	5,678,281
5,725,000	Fairfax India Holdings Corp. (Canada)[1]	02/26/28	5.000	5,438,750
3,930,000	Franklin BSP Capital Corp.[1]	10/02/30	6.000	3,855,508
3,940,000	Golub Capital Private Credit Fund	09/12/29	5.800	4,000,185
11,340,000	HA Sustainable Infrastructure Capital, Inc.	07/01/34	6.375	11,455,975
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	2,044,577
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,120,927
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,915,515
513,000	OFS Capital Corp.	02/10/26	4.750	510,062
7,360,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	7,324,951
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	3,007,566
3,050,000	Silver Point Specialty Credit Fund, LP2	11/04/26	4.000	2,957,249
887,000	Stellus Capital Investment Corp.	03/30/26	4.875	880,329
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	3,079,620
				85,911,551

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	21

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Machinery-Diversified (0.9%)
$2,275,000	CNH Industrial Capital LLC	04/10/28	4.550%	$2,290,617
2,450,000	CNH Industrial Capital LLC	01/12/29	5.500	2,535,399
7,140,000	John Deere Capital Corp. (SOFR + 0.500%)[3]	03/06/28	4.703	7,149,074
4,710,000	John Deere Capital Corp.	03/07/31	4.900	4,856,916
				16,832,006

	Media (0.3%)
5,110,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	5,186,854

	Miscellaneous Manufacturers (0.3%)
6,100,000	Axon Enterprise, Inc.[1]	03/15/30	6.125	6,264,932

	Oil & Gas (0.5%)
4,480,000	Sunoco LP1	05/01/29	7.000	4,656,879
5,040,000	Woodside Finance, Ltd. (Australia)	05/19/30	5.400	5,178,888
				9,835,767

	Pharmaceuticals (0.5%)
730,000	Bausch Health Cos., Inc. (Canada)[1]	06/01/28	4.875	664,300
3,770,000	Eli Lilly & Co.	02/12/30	4.750	3,872,003
4,800,000	Eli Lilly & Co.	03/15/31	4.250	4,807,497
				9,343,800

	Pipelines (0.1%)
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,456,621

	Real Estate Investment Trusts (1.5%)
3,340,000	American Tower Trust #1[1]	03/15/53	5.490	3,399,268
6,358,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	6,469,024

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	22

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Real Estate Investment Trusts (continued)
$2,375,000	Arbor Realty Trust, Inc.	04/30/26	5.000%	$2,349,055
1,970,000	Arbor Realty Trust, Inc.[1]	03/15/27	4.500	1,904,538
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	4,879,068
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,796,369
2,000,000	SBA Tower Trust[1]	11/15/52	6.599	2,047,974
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2 (Australia)[1]	01/28/26	3.625	1,941,198
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%) (Australia)[1,3]	09/24/80	5.125	1,354,953
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	2,046,589
				29,188,036

	Retail (0.5%)
1,143,000	Macy’s Retail Holdings LLC[1]	03/15/30	5.875	1,142,912
4,145,000	Macy’s Retail Holdings LLC[1]	08/01/33	7.375	4,367,844
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,262,711
				8,773,467

	Savings & Loans (0.2%)
3,950,000	Axos Financial, Inc. (3-Month CME Term SOFR + 3.790%)[3]	10/01/35	7.000	4,063,563

	Semiconductors (0.3%)
5,575,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250	5,999,101

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	23

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Software (0.3%)
$4,195,000	CoreWeave, Inc.[1]	06/01/30	9.250%	$4,235,801
1,730,000	CoreWeave, Inc.[1]	02/01/31	9.000	1,735,060
				5,970,861
	Total Corporate Bonds (Cost $705,459,355)			713,941,079

	Loan Participations and Assignments (11.0%)
5,274,943	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 2.250%) (Cayman Islands)[3]	04/20/28	6.134	5,279,163
1,950,200	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 3.250%) (Cayman Islands)[3]	05/28/32	7.134	1,956,051
5,034,700	A-AG US GSI Bidco, Inc. (3-Month CME Term SOFR + 5.000%)[3]	10/31/31	9.002	5,006,405
2,933,727	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	9.652	2,056,044
5,563,805	Allspring Buyer LLC (3-Month CME Term SOFR + 2.750%)[3]	11/01/30	6.813	5,572,151
4,518,898	Athenahealth Group, Inc. (1-Month CME Term SOFR + 2.750%)[3]	02/15/29	6.715	4,495,580
1,746,504	Axalta Coating Systems US Holdings, Inc. Term B7 (3-Month CME Term SOFR + 1.750%)[3]	12/20/29	5.752	1,748,180
2,634,110	BCP Renaissance Parent LLC Term B6 (3-Month CME Term SOFR + 2.500%)[3]	10/31/28	6.502	2,642,671
336,081	Buckeye Partners LP Term B7 (1-Month CME Term SOFR + 1.750%)[3]	11/22/32	5.718	336,065

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	24

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$3,566,747	Central Parent LLC (3-Month CME Term SOFR + 3.250%)[3]	07/06/29	7.252%	$2,927,479
5,636,970	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[3]	12/07/30	5.985	5,624,287
5,480,000	Clearwater Analytics LLC (6-Month CME Term SOFR + 2.250%)[3]	04/21/32	6.460	5,483,452
11,281,600	Connect Finco S.a.r.l. (1-Month CME Term SOFR + 4.500%) (Luxembourg)[3]	09/27/29	8.465	11,217,407
4,170,000	CoorsTek, Inc. Term B (3-Month CME Term SOFR + 3.000%)[3]	10/28/32	6.859	4,149,150
3,012,381	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 1.750%) (Ireland)[3]	10/31/27	5.752	3,023,135
5,471,059	Eagle Broadband Investments LLC (3-Month CME Term SOFR + 3.000%)[3]	11/12/27	7.263	5,382,154
7,636,769	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[3]	04/03/28	9.215	7,664,491
659,091	Elanco Animal Health, Inc. (3-Month CME Term SOFR + 1.750%)[3]	08/01/27	5.984	658,583
6,034,645	Flutter Entertainment, Plc Term B (3-Month CME Term SOFR + 1.750%) (Ireland)[3]	11/30/30	5.752	6,001,454

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	25

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$7,285,523	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month CME Term SOFR + 4.250%)[3]	08/18/28	8.513%	$6,691,753
3,460,000	Gloves Buyer, Inc. (1-Month CME Term SOFR + 4.000%)[3]	05/21/32	7.965	3,404,848
6,030,445	Great Outdoors Group LLC Term B3 (1-Month CME Term SOFR + 3.250%)[3]	01/23/32	7.215	6,024,173
2,606,900	Hilcorp Energy I LP (1-Month CME Term SOFR + 2.000%)[3]	02/11/30	6.032	2,608,542
2,639,496	ILPEA Parent, Inc. (1-Month CME Term SOFR + 4.000%)[3]	06/22/28	7.970	2,631,261
3,640,440	Iqvia, Inc. Term B5 (3-Month CME Term SOFR + 1.750%)[3]	01/02/31	5.752	3,649,541
6,491,154	Iridium Communications, Inc. Term B4 (1-Month CME Term SOFR + 2.250%)[3]	09/20/30	6.215	6,075,525
1,775,928	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME Term SOFR + 2.250%)[3]	05/05/28	6.215	1,779,374
10,505,358	LendingTree, Inc. Term B (1-Month CME Term SOFR + 4.500%)[3]	08/21/30	8.465	10,422,156
805,915	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[3]	06/01/28	9.965	815,989
7,149,293	Medline Borrower, LP (1-Month CME Term SOFR + 2.000%)[3]	10/23/30	5.965	7,151,295
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	26

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$9,396,350	Midcontinent Communications (3-Month CME Term SOFR + 2.250%)[3]	08/16/31	6.502%	$9,379,906
683,359	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 3.750%)[3]	12/31/30	7.590	681,794
5,664,612	MPH Acquisition Holdings LLC (3 – Month CME Term SOFR + 4.600%)[3]	12/31/30	8.702	5,344,788
4,443,863	Nexstar Media, Inc. Term B5 (1-Month CME Term SOFR + 2.500%)[3]	06/28/32	6.465	4,445,596
8,529,823	OCM System One Buyer CTB LLC (1-Month CME Term SOFR + 3.500%)[3]	03/02/28	7.465	8,529,823
9,097,994	Priority Holdings, LLC (1-Month CME Term SOFR + 3.750%)[3]	07/30/32	7.715	9,082,072
9,329,500	Rockpoint Gas Storage Partners LP (3-Month CME Term SOFR + 2.500%)[3]	09/18/31	6.343	9,344,054
4,491,472	Sotera Health Holdings LLC (3-Month CME Term SOFR + 2.500%)[3]	05/30/31	6.340	4,502,701
1,760,575	Starwood Property Mortgage, LLC (1-Month CME Term SOFR + 1.750%)[3]	11/18/27	5.715	1,760,575
4,755,000	Starwood Property Mortgage, LLC Term B2 (1-Month CME Term SOFR + 2.250%)[3]	09/24/32	6.215	4,766,888
7,175,000	Stonepeak Nile Parent LLC (3-Month CME Term SOFR + 2.250%)[3]	04/09/32	6.162	7,164,525

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	27

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$3,024,819	Terex Corp. (1-Month CME Term SOFR + 1.750%)[3]	10/08/31	5.715%	$3,032,381
3,714,872	Tidal Waste & Recycling Holdings LLC (3-Month CME Term SOFR + 3.000%)[3]	10/24/31	7.002	3,727,874
4,356,224	United AirLines, Inc. Term B (3-Month CME Term SOFR + 2.000%)[3]	02/22/31	6.196	4,362,454
2,050,000	Versant Media Group, Inc. Term B (3-Month CME Term SOFR + 3.500%)[3,7]	10/23/30	0.000	2,040,611
	Total Loan Participations and Assignments (Cost $212,638,664)			210,644,401

	Municipal Bonds (0.0%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,161,717
	Total Municipal Bonds (Cost $1,645,000)			1,161,717

	Preferred Securities (1.7%)
79,000	Apollo Global Management, Inc. (5-Year CMT Index + 3.226%)[3]	09/15/53	7.625	2,069,800
215,000	CION Investment Corp.	12/30/29	7.500	5,358,187
99,600	Crescent Capital BDC, Inc.	05/25/26	5.000	2,494,482
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,161,380
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[3,6]		8.625	1,674,860
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,172,587
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,338,128

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	28

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Preferred Securities (continued)
$177,000	OFS Capital Corp.	07/31/28	7.500%	$4,596,690
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,174,516
175,000	Trinity Capital, Inc.	03/30/29	7.875	4,453,750
	Total Preferred Securities (Cost $33,725,836)			33,494,380

	Residential Mortgage Backed Securities (0.0%)
259,547	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	248,812
	Total Residential Mortgage Backed Securities (Cost $257,800)			248,812

	U.S. Treasury Bills (3.1%)
7,010,000	U.S. Treasury Bill[8]	11/04/25	3.852	7,007,751
20,000,000	U.S. Treasury Bill[8,9]	11/12/25	3.972	19,975,795
8,680,000	U.S. Treasury Bill[8]	11/25/25	3.903	8,657,477
15,000,000	U.S. Treasury Bill[8]	12/16/25	3.901	14,927,344
4,550,000	U.S. Treasury Bill[8,10]	01/08/26	4.221	4,518,447
4,100,000	U.S. Treasury Bill[8,10]	04/09/26	3.766	4,033,621
	Total U.S. Treasury Bills (Cost $59,115,907)			59,120,435

	U.S. Treasury Bonds and Notes (24.1%)
89,000,000	U.S. Treasury Bond	02/15/37	4.750	93,908,906
1,950,000	U.S. Treasury Bond	11/15/39	4.375	1,944,973
3,000,000	U.S. Treasury Bond	05/15/40	4.375	2,983,594
83,900,000	U.S. Treasury Bond	08/15/41	1.750	57,445,281
42,750,000	U.S. Treasury Bond	02/15/43	3.875	39,129,609
43,500,000	U.S. Treasury Bond	08/15/45	2.875	33,404,942
54,800,000	U.S. Treasury Bond	08/15/50	1.375	27,928,735
1,250,000	U.S. Treasury Bond	05/15/52	2.875	901,416
30,870,000	U.S. Treasury Bond	02/15/53	3.625	25,770,421
18,765,000	U.S. Treasury Bond	05/15/53	3.625	15,650,450

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	29

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bonds and Notes (continued)
$26,750,000	U.S. Treasury Note	03/31/29	4.125%	$27,170,058
18,500,000	U.S. Treasury Note	07/31/30	3.875	18,638,027
73,700,000	U.S. Treasury Note	03/31/32	4.125	74,854,441
45,050,000	U.S. Treasury Note[10]	05/15/33	3.375	43,432,775
	Total U.S. Treasury Bonds and Notes (Cost $465,358,886)			463,163,628

Total Investments (Cost $1,922,842,378)			100.5%	$1,931,420,655
Liabilities in Excess of Cash and Other Assets			(0.5)%	(10,439,340)
Net Assets			100.0%	$1,920,981,315

____________

1   Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at October 31, 2025 was $810,106,614 or 42.2% of net assets.

2    Security that used significant unobservable inputs to determine fair value, as determined by the Adviser.

3    Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2025 coupon or interest rate.

4    This variable rate security is based on a predetermined schedule and the rate at October 31, 2025, also represents the reference rate at October 31, 2025.

5    Security issued with zero coupon. Income is recognized through accretion of discount.

6    Security is perpetual in nature and has no stated maturity date.

7    All or a portion of this position represents an unsettled loan commitment at year end. Certain details associated with this unsettled purchase may not be known prior to the settlement date, including coupon rate.

8    Coupon represents a yield to maturity.

9    Coupon represents a weighted average yield.

10    All or a portion of this security is held at the broker as collateral for open futures contracts.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	30

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.

Abbreviations:

ABS – Asset-Backed Security.

CFO – Collateralized Fund Obligation.

CLO – Collateralized Loan Obligation.

CME – Chicago Mercantile Exchange.

CMT – Constant Maturity Treasury.

REIT – Real Estate Investment Trust.

SOFR – Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	31

BBH Income Fund Portfolio of Investments (continued) October 31, 2025

Financial Futures Contracts

The following futures contracts were open at October 31, 2025:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
U.S. Long Bond	360	December 2025	$41,203,125	$42,232,500	$1,029,375
U.S. Treasury 10-Year Notes	1,531	December 2025	170,826,110	172,500,641	1,674,531
U.S. Treasury 10-Year Ultra Bond	1,472	December 2025	167,060,500	169,993,000	2,932,500
U.S. Ultra Bond	545	December 2025	63,891,985	66,098,281	2,206,296
					$7,842,702

Net Unrealized Gain on Open Futures Contracts[11]					$7,842,702

____________

11  The aggregate cost of investments and derivatives for federal income tax purposes is $1,933,019,194, the aggregate gross unrealized appreciation is $31,603,141 and the aggregate gross unrealized depreciation is $25,358,978, resulting in net unrealized appreciation of $6,244,163.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	32

BBH Income Fund Portfolio of Investments (continued) October 31, 2025

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	33

BBH Income Fund Portfolio of Investments (continued) October 31, 2025 relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	34

BBH Income Fund Portfolio of Investments (continued) October 31, 2025

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2025
Asset Backed Securities	$—	$306,656,099	$10,532,100	$317,188,199
Commercial Mortgage Backed Securities	—	127,539,671	4,918,333	132,458,004
Corporate Bonds	—	704,975,069	8,966,010	713,941,079
Loan Participations and Assignments	—	210,644,401	—	210,644,401
Municipal Bonds	—	1,161,717	—	1,161,717
Preferred Securities	33,494,380	—	—	33,494,380
Residential Mortgage Backed Securities	—	248,812	—	248,812
U.S. Treasury Bills	—	59,120,435	—	59,120,435
U.S. Treasury Bonds and Notes	—	463,163,628	—	463,163,628
Total Investments, at value	$33,494,380	$1,873,509,832	$24,416,443	$1,931,420,655
Other Financial Instruments, at value
Financial Futures Contracts	$7,842,702	$—	$—	$7,842,702
Other Financial Instruments, at value	$7,842,702	$—	$—	$7,842,702

BBH Income Fund Portfolio of Investments (continued) October 31, 2025

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the year ended October 31, 2025:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2024	$14,428,279	$4,082,780	$8,964,135	$27,475,194
Purchases	—	—	—	—
Sales/Paydowns	(2,238,704)	—	—	(2,238,704)
Realized gains/(losses)	—	—	—	—
Change in unrealized appreciation/(depreciation)	969,279	721,525	1,875	1,692,679
Amortization	—	114,028	—	114,028
Transfer from Level 3	(2,626,754)	—	—	(2,626,754)
Transfer to Level 3	—	—	—	—
Balance as of October 31, 2025	$10,532,100	$4,918,333	$8,966,010	$24,416,443

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of October 31, 2025, $16,540,861 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	36

BBH Income Fund Statement of Assets and Liabilities October 31, 2025
Assets:
Investments in securities, at value (Cost $1,922,842,378)	$1,931,420,655
Cash	3,513,029
Foreign currency at value (Cost $227)	268
Receivables for:
Interest	13,908,351
Shares sold	2,726,899
Investments sold	243,933
Total Assets	1,951,813,135

Liabilities:
Payables for:
Investments purchased	28,694,094
Investment advisory and administrative fees	1,229,868
Futures variation margin on open contracts	513,596
Shares redeemed	146,265
Professional fees	97,063
Dividends declared	79,737
Custody and fund accounting fees	48,447
Board of Trustees’ fees	3,601
Transfer agent fees	3,431
Accrued expenses and other liabilities	15,718
Total Liabilities	30,831,820
Net Assets	$1,920,981,315

Net Assets Consist of:
Paid-in capital	$1,972,483,399
Accumulated deficit	(51,502,084)
Net Assets	$1,920,981,315

Net Asset Value and Offering Price per Share
Class I Shares
($1,920,981,315 ÷ 212,855,766 shares outstanding)	$9.02

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	37

BBH Income Fund Statement of Operations For the year ended October 31, 2025
Net Investment Income:
Income:
Dividends	$142,744
Interest income	90,554,524
Interest income on cash balances	43,446
Other income	263,029
Total Income	91,003,743

Expenses:
Investment advisory and administrative fees	6,238,524
Custody and fund accounting fees	185,797
Professional fees	110,996
Board of Trustees’ fees	107,258
Transfer agent fees	42,829
Miscellaneous expenses	123,120
Total Expenses	6,808,524
Net Investment Income	84,195,219

Net Realized and Unrealized Gain:
Net realized gain on investments in securities	2,564,556
Net realized loss on futures contracts	(15,693,933)
Net realized loss on investments in securities and futures contracts	(13,129,377)
Net change in unrealized appreciation/(depreciation) on investments in securities	20,392,092
Net change in unrealized appreciation/(depreciation) on futures contracts	21,077,144
Net change in unrealized appreciation/(depreciation) on foreign currency translations	17
Net change in unrealized appreciation/(depreciation) on investments in securities, futures contracts and foreign currency translations	41,469,253
Net Realized and Unrealized Gain	28,339,876
Net Increase in Net Assets Resulting from Operations	$112,535,095

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	38

BBH Income Fund Statements of Changes in Net Assets
	For the years ended October 31,
	2025	2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$84,195,219	$58,248,023
Net realized gain/(loss) on investments in securities and futures contracts	(13,129,377)	5,326,676
Net change in unrealized appreciation/ (depreciation) on investments in securities, futures contracts and foreign currency translations	41,469,253	49,911,682
Net increase in net assets resulting from operations	112,535,095	113,486,381

Dividends and distributions declared:
Class I	(83,905,511)	(58,185,985)

Share transactions:
Proceeds from sales of shares	800,557,894	551,841,996
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	15,555,688	10,137,478
Proceeds from short-term redemption fees	8	4,652
Cost of shares redeemed	(185,743,675)	(127,933,731)
Net increase in net assets resulting from share transactions	630,369,915	434,050,395
Total increase in net assets	658,999,499	489,350,791

Net Assets:
Beginning of year	1,261,981,816	772,631,025
End of year	$1,920,981,315	$1,261,981,816

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	39

BBH Income Fund Financial Highlights Selected per share data and ratios for a Class I share outstanding throughout each year.
	For the years ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.89	$8.30	$8.49	$10.49	$10.77
Income from investment operations:
Net investment income[1]	0.48	0.51	0.47	0.36	0.34
Net realized and unrealized gain/(loss)	0.13	0.58	(0.20)	(2.00)	0.15
Total income/(loss) from investment operations	0.61	1.09	0.27	(1.64)	0.49
Dividends and distributions to shareholders:
From net investment income	(0.48)	(0.50)	(0.46)	(0.36)	(0.33)
From net realized gains	—	—	—	—	(0.44)
Total dividends and distributions to shareholders	(0.48)	(0.50)	(0.46)	(0.36)	(0.77)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$9.02	$8.89	$8.30	$8.49	$10.49
Total return[3]	7.04%	13.37%	3.10%	(15.93)%	4.64%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,921	$1,262	$773	$547	$612
Ratio of expenses to average net assets	0.44%	0.44%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets	5.40%	5.71%	5.36%	3.77%	3.19%
Portfolio turnover rate	42%	38%	56%	56%	69%

____________

1       Calculated using average shares outstanding for the year.

2    Less than $0.01.

3    Assumes the reinvestment of distributions.
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	40

BBH Income Fund Notes to Financial Statements October 31, 2025

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of October 31, 2025, there were seven series of the Trust. The Fund commenced operations on June 27, 2018 and offers two share classes, Class N and Class I. As of October 31, 2025, Class N shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange.

Financial Statements October 31, 2025 © Brown Brothers Harriman	41

BBH Income Fund Notes to Financial Statements (continued) October 31, 2025

If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

© Brown Brothers Harriman	42

BBH Income Fund Notes to Financial Statements (continued) October 31, 2025

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at October 31, 2025, are listed in the Portfolio of Investments.

For the year ended October 31, 2025, the average month-end notional amount of open futures contracts was $417,738,615. The range of month-end notional amounts was $395,981,680 to $442,981,720.

Financial Statements October 31, 2025 © Brown Brothers Harriman	43

BBH Income Fund Notes to Financial Statements (continued) October 31, 2025

Fair Values of Derivative Instruments as of October 31, 2025

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$7,842,702	*	Net unrealized appreciation/ (depreciation) on futures contracts	$—
Total		$7,842,702			$—

–––––––––––––

*   Includes cumulative appreciation/(depreciation) of futures contracts reported under line item “Futures variation margin on open contracts” in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations
Interest Rate Risk
Net Realized Loss on Derivatives Futures Contracts	$(15,693,933)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Futures Contracts	$21,077,144

E.   Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation S and Regulation D of the 1933 Act (“Private Placement Securities”). A Private Placement Security may be considered illiquid, under the U.S. Securities and Exchange Commission (“SEC”) Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be

© Brown Brothers Harriman	44

BBH Income Fund Notes to Financial Statements (continued) October 31, 2025 considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

F.   Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year Secured Overnight Financing Rate (“SOFR”).

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and

Financial Statements October 31, 2025 © Brown Brothers Harriman	45

BBH Income Fund Notes to Financial Statements (continued) October 31, 2025 net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $83,905,511 and $58,185,985 to Class I shareholders during the years ended October 31, 2025 and October 31, 2024, respectively.

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BBH Income Fund Notes to Financial Statements (continued) October 31, 2025

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2025:	$83,905,511	$—	$83,905,511	$—	$83,905,511
2024:	58,185,985	—	58,185,985	—	58,185,985

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$157,603	$—	$(57,824,154)	$(10,256,553)	$16,421,020	$(51,502,084)
2024:	211,408	—	(67,242,521)	11,947,678	(25,048,233)	(80,131,668)

The Fund had $57,824,154 net capital loss carryforwards as of October 31, 2025, of which $22,999,269 and $34,824,885, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

Financial Statements October 31, 2025 © Brown Brothers Harriman	47

BBH Income Fund Notes to Financial Statements (continued) October 31, 2025

I.    Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

J.   Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Effective June 27, 2018 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.40% per annum on the first $2 billion, 0.38% per annum on the next $1 billion and 0.35% per annum on amounts over $3 billion of the average daily net assets of the Fund. Prior to January 1, 2025, the Fund paid a combined fee, computed daily and payable monthly, equal to 0.40% of the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund incurred $6,238,524 under the Agreement.

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BBH Income Fund Notes to Financial Statements (continued) October 31, 2025

B.  Expense Waivers and Reimbursements. Effective June 27, 2018 (commencement of operations), the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit the total annual fund operating expenses (excluding interests, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class I shares to 0.50%. The agreement will terminate on March 1, 2026, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the year ended October 31, 2025, the Investment Adviser waived fees in the amount of $0 for Class I.

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the year ended October 31, 2025, the Fund incurred $185,797 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2025 was $1,267. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this new agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. Prior to August 1, 2025, the Fund had an agreement with the Fund’s custodian, under which the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the year ended October 31, 2025 under the agreement with the Fund’s custodian and on the overnight deposits is $35,413 and $8,033, respectively. These amounts are included in “Interest income on cash balances” in the Statement of Operations.

Financial Statements October 31, 2025 © Brown Brothers Harriman	49

BBH Income Fund Notes to Financial Statements (continued) October 31, 2025

D.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2025, the Fund incurred $107,258 in Independent Trustee compensation and expense reimbursements.

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the year ended October 31, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,237,550,887 and $635,365,343, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	90,138,307	$800,557,894	62,138,410	$551,841,996
Shares issued in connection with reinvestments of dividends	1,745,593	15,555,688	1,141,313	10,137,478
Proceeds from short-term redemption fees	N/A	8	N/A	4,652
Shares redeemed	(20,933,524)	(185,743,675)	(14,498,340)	(127,933,731)
Net increase	70,950,376	$630,369,915	48,781,383	$434,050,395

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer

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BBH Income Fund Notes to Financial Statements (continued) October 31, 2025

(issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. If the issuer of the securities in which the Fund invests redeems them before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate (call risk). The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations and assignment, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investments in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the

Financial Statements October 31, 2025 © Brown Brothers Harriman	51

BBH Income Fund Notes to Financial Statements (continued) October 31, 2025 spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration (sector risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S, Regulation D and Rule 144A which have not been registered with the SEC. These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security and are subject to variety of risks, including investment risk and interest rate risk (convertible securities risk). The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities (preferred securities risk). The Fund may also invest in notes issued by Business Development Companies (“BDCs”). These notes are subject to risks similar to those of other issuers and those of investment companies (business development company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

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BBH Income Fund Notes to Financial Statements (continued) October 31, 2025

B.   Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. Management has evaluated events and transactions that have occurred since October 31, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	53

BBH Income Fund Conflicts of Interest October 31, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

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BBH Income Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Financial Statements October 31, 2025 © Brown Brothers Harriman	55

BBH Income Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

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BBH Income Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Financial Statements October 31, 2025 © Brown Brothers Harriman	57

BBH Income Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

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BBH Income Fund Additional Federal Tax Information October 31, 2025 (unaudited)

The qualified investment income (“QII”) percentage for the year ended October 31, 2025 was 84.63%. In January 2026, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2025. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

Financial Statements October 31, 2025 © Brown Brothers Harriman	59

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Annual Financial Statements October 31, 2025 BBH Select Series - Large Cap Fund

BBH Select Series - Large Cap Fund Report of Independent Registered Public Accounting Firm

To the Shareholders of BBH Select Series – Large Cap Fund and the Board of Trustees of BBH Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Select Series – Large Cap Fund (the “Fund”), one of the funds constituting BBH Trust, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts

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BBH Select Series - Large Cap Fund Report of Independent Registered Public Accounting Firm (continued)

and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 18, 2025

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

Financial Statements October 31, 2025 © Brown Brothers Harriman	3

BBH Select Series - Large Cap Fund Portfolio Allocation October 31, 2025

Sector Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communication Services	$40,473,297	7.8%
Consumer Discretionary	57,802,821	11.1
Consumer Staples	28,002,562	5.4
Financials	90,595,922	17.4
Health Care	58,116,357	11.1
Industrials	35,904,840	6.9
Information Technology	182,384,438	35.0
Materials	15,656,969	3.0
Cash and Other Assets in Excess of Liabilities	11,882,070	2.3
Net Assets	$520,819,276	100.0%

All data as of October 31, 2025. The BBH Select Series – Large Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

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BBH Select Series - Large Cap Fund Portfolio of Investments October 31, 2025 All investments in the United States, except as noted.
Shares		Value
	Common Stock (97.7%)
	Communication Services (7.8%)
143,614	Alphabet, Inc. (Class C)	$40,473,297
	Total Communication Services	40,473,297

	Consumer Discretionary (11.1%)
106,582	Amazon.com, Inc.[1]	26,029,456
3,351	Booking Holdings, Inc.	17,015,507
16,853	McDonald's Corp.	5,029,441
150,618	NIKE, Inc. (Class B)	9,728,417
	Total Consumer Discretionary	57,802,821

	Consumer Staples (5.4%)
52,444	Coca-Cola Co.	3,613,392
9,805	Costco Wholesale Corp.	8,936,767
33,902	Procter & Gamble Co.	5,097,844
102,338	Walmart, Inc.	10,354,559
	Total Consumer Staples	28,002,562

	Financials (17.4%)
58,833	Arthur J Gallagher & Co.	14,678,245
45,318	Berkshire Hathaway, Inc. (Class B)[1]	21,641,158
52,263	Mastercard, Inc. (Class A)	28,848,653
54,891	Progressive Corp.	11,307,546
28,982	S&P Global, Inc.	14,120,320
	Total Financials	90,595,922

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	5

BBH Select Series - Large Cap Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Shares		Value
	Common Stock (continued)
	Health Care (11.1%)
98,993	Abbott Laboratories	$12,237,515
124,914	Alcon AG (Switzerland)	9,229,895
9,599	Eli Lilly & Co.	8,282,593
28,960	Novo Nordisk A/S ADR (Denmark)	1,432,362
26,669	Thermo Fisher Scientific, Inc.	15,131,724
81,909	Zoetis, Inc. (Class A)	11,802,268
	Total Health Care	58,116,357

	Industrials (6.9%)
39,545	Automatic Data Processing, Inc.	10,293,564
92,390	Otis Worldwide Corp.	8,570,096
85,304	Waste Management, Inc.	17,041,180
	Total Industrials	35,904,840

	Information Technology (35.0%)
30,271	Adobe, Inc.[1]	10,301,524
12,682	Analog Devices, Inc.	2,969,237
71,369	Apple, Inc.	19,296,037
64,642	Applied Materials, Inc.	15,068,050
28,483	Cadence Design Systems, Inc.[1]	9,646,907
28,223	KLA Corp.	34,114,269
72,387	Microsoft Corp.	37,482,712
44,402	NVIDIA Corp.	8,990,961
107,017	Oracle Corp.	28,103,734
10,317	ServiceNow, Inc.[1]	9,484,212
42,901	Texas Instruments, Inc.	6,926,795
	Total Information Technology	182,384,438

The accompanying notes are an integral part of these financial statements.

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BBH Select Series - Large Cap Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Shares		Value
	Common Stock (continued)
	Materials (3.0%)
37,430	Linde, Plc. (Ireland)	$15,656,969
	Total Materials	15,656,969
	Total Common Stock
	(Cost $296,948,631)	508,937,206
Total Investments (Cost $296,948,631)[2]	97.7%	$508,937,206
Cash and Other Assets in Excess of Liabilities	2.3%	11,882,070
Net Assets	100.0%	$520,819,276

____________

1       Non-income producing security.

2    The aggregate cost for federal income tax purposes is $296,949,089, the aggregate gross unrealized appreciation is $215,371,958 and the aggregate gross unrealized depreciation is $3,383,841, resulting in net unrealized appreciation of $211,988,117.

Abbreviation:

ADR − American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	7

BBH Select Series - Large Cap Fund Portfolio of Investments (continued) October 31, 2025

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

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BBH Select Series - Large Cap Fund Portfolio of Investments (continued) October 31, 2025 relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	9

BBH Select Series - Large Cap Fund Portfolio of Investments (continued) October 31, 2025

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2025
Common Stock:
Communication Services	$40,473,297	$—	$—	$40,473,297
Consumer Discretionary	57,802,821	—	—	57,802,821
Consumer Staples	28,002,562	—	—	28,002,562
Financials	90,595,922	—	—	90,595,922
Health Care	58,116,357	—	—	58,116,357
Industrials	35,904,840	—	—	35,904,840
Information Technology	182,384,438	—	—	182,384,438
Materials	15,656,969	—	—	15,656,969
Total Investments, at value	$508,937,206	$—	$—	$508,937,206

The accompanying notes are an integral part of these financial statements.

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BBH Select Series - Large Cap Fund Statement of Assets and Liabilities October 31, 2025
Assets:
Investments in securities, at value (Cost $296,948,631)	$508,937,206
Cash	12,825,550
Receivables for:
Dividends	284,082
Shares sold	8,900
Total Assets	522,055,738

Liabilities:
Payables for:
Shares redeemed	588,714
Investment advisory and administrative fees	559,022
Professional fees	67,616
Custody and fund accounting fees	7,086
Board of Trustees' fees	3,554
Transfer agent fees	3,351
Accrued expenses and other liabilities	7,119
Total Liabilities	1,236,462
Net Assets	$520,819,276

Net Assets Consist of:
Paid-in capital	$264,420,307
Retained earnings	256,398,969
Net Assets	$520,819,276
Net Asset Value and Offering Price per Share
Class I Shares
($520,819,276 ÷ 29,677,614 shares outstanding)	$17.55

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	11

BBH Select Series - Large Cap Fund Statement of Operations For the year ended October 31, 2025
Net Investment Income:
Income:
Dividends (net of foreign withholding taxes of $55,990)	$4,270,726
Interest income on cash balances	601,103
Total Income	4,871,829
Expenses:
Investment advisory and administrative fees	3,165,042
Board of Trustees’ fees	98,169
Professional fees	72,078
Transfer agent fees	43,468
Custody and fund accounting fees	28,003
Miscellaneous expenses	55,792
Total Expenses	3,462,552
Net Investment Income	1,409,277
Net Realized and Unrealized Gain:
Net realized gain on investments in securities	44,626,780
Net change in unrealized appreciation/(depreciation) on investments in securities	17,098,699
Net Realized and Unrealized Gain	61,725,479
Net Increase in Net Assets Resulting from Operations	$63,134,756

The accompanying notes are an integral part of these financial statements.

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BBH Select Series - Large Cap Fund Statement of Changes in Net Assets
	For the years ended October 31,
	2025	2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$1,409,277	$1,602,509
Net realized gain on investments in securities	44,626,780	21,266,906
Net change in unrealized appreciation/(depreciation) on investments in securities	17,098,699	86,743,150
Net increase in net assets resulting from operations	63,134,756	109,612,565

Dividends and distributions declared:
Class I	(19,129,377)	(1,204,965)

Share transactions:
Proceeds from sales of shares[1]	45,121,169	44,868,067
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	2,289,240	158,657
Cost of shares redeemed[1]	(46,176,339)	(67,956,598)
Net increase/(decrease) in net assets resulting from share transactions	1,234,070	(22,929,874)
Total increase in net assets	45,239,449	85,477,726

Net Assets:
Beginning of year	475,579,827	390,102,101
End of year	$520,819,276	$475,579,827

____________

1       Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	13

BBH Select Series - Large Cap Fund Financial Highlights Selected per share data and ratios for a Class I share outstanding throughout each year.
	For the years ended October 31,
	2025	2024*	2023	2022	2021
Net asset value, beginning of year	$16.08	$12.52	$11.08	$14.12	$10.30
Income from investment operations:
Net investment income[1]	0.05	0.05	0.04	0.03	0.04
Net realized and unrealized gain/(loss)	2.07	3.55	1.56	(2.60)	3.82
Total income/(loss) from investment operations	2.12	3.60	1.60	(2.57)	3.86
Dividends and distributions to shareholders:
From net investment income	(0.05)	(0.04)	(0.02)	(0.04)	(0.04)
From net realized gains	(0.60)	—	(0.14)	(0.43)	—
Total dividends and distributions to shareholders	(0.65)	(0.04)	(0.16)	(0.47)	(0.04)
Short-term redemption fees[1]	(0.00)[2]	—	0.00 [2]	—	0.00 [2]
Net asset value, end of year	$17.55	$16.08	$12.52	$11.08	$14.12
Total return[3]	13.58%	28.80%	14.63%	(18.93)%	37.56%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$521	$476	$389	$371	$467
Ratio of expenses to average net assets before reductions	0.71%	0.71%	0.72%	0.71%	0.70%
Ratio of expenses to average net assets after reductions	0.71%	0.71%	0.72%	0.71%	0.70%
Ratio of net investment income to average net assets	0.29%	0.36%	0.31%	0.20%	0.29%
Portfolio turnover rate	20%	9%	9%	26%	18%

____________

*   Effective December 22, 2023, the Fund’s Retail Class was converted to the Fund’s Class I.

1       Calculated using average shares outstanding for the year.

2    Less than $0.01.

3    Assumes the reinvestment of distributions.
The accompanying notes are an integral part of these financial statements.

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BBH Select Series - Large Cap Fund Notes to Financial Statements October 31, 2025

1.   Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of October 31, 2025, there were seven series of the Trust. The Fund commenced operations on September 9, 2019. Effective December 22, 2023, shares of the Fund’s Retail Class were converted to the Fund’s Class I. The Fund currently offers one class of shares designated as Class I. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock. The investment objective of the Fund is to provide investors with long-term growth of capital.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange.

Financial Statements October 31, 2025 © Brown Brothers Harriman	15

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) October 31, 2025

If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the

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BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) October 31, 2025 respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since September 9, 2019 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Financial Statements October 31, 2025 © Brown Brothers Harriman	17

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) October 31, 2025

E.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $19,129,377 and $1,204,965 to Class I shareholders during the years ended October 31, 2025 and October 31, 2024, respectively. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2025:	$1,570,983	$17,558,394	$19,129,377	$—	$19,129,377
2024:	1,204,965	—	1,204,965	—	1,204,965

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$1,366,919	$43,043,934	$—	$(458)	$211,988,574	$256,398,969
2024:	1,528,625	17,556,575	—	(458)	194,889,875	213,974,617

The Fund did not have a net capital loss carryforward as of October 31, 2025.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

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BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) October 31, 2025

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.   Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

G.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of the Fund’s average daily net assets and 0.60% per annum on the Fund’s average daily net assets over $3 billion. For the year ended October 31, 2025, the Fund incurred $3,165,042 under the Agreement.

Financial Statements October 31, 2025 © Brown Brothers Harriman	19

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) October 31, 2025

B.  Expense Waivers and Reimbursements. Effective September 9, 2019 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class I to 0.80%. The agreement will terminate on March 1, 2026, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the year ended October 31, 2025, the Investment Adviser waived fees in the amount of $0 for Class I.

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the year ended October 31, 2025, the Fund incurred $28,003 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the year ended October 31, 2025. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this new agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. Prior to August 1, 2025, the Fund had an agreement with the Fund’s custodian, under which the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the year ended October 31, 2025 under the agreement with the Fund’s custodian and on the overnight deposits is $519,626 and $81,477, respectively. These amounts are included in “Interest income on cash balances” in the Statement of Operations.

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BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) October 31, 2025

D.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2025, the Fund incurred $98,169 in Independent Trustee compensation and expense reimbursements.

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the year ended October 31, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $96,098,604 and $105,444,033, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I and Retail Class shares of beneficial interest at no par value. Effective December 22, 2023, the Fund’s Retail Class was converted to the Fund’s Class I. Transactions in Class I and Retail Class shares were as follows:

	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	2,790,896	$45,121,169	2,983,895	$44,866,167
Shares issued in connection with reinvestments of dividends	143,706	2,289,240	11,589	158,657
Shares redeemed	(2,830,216)	(46,176,339)	(4,514,999)	(66,989,006)
Net increase/ (decrease)	104,386	$1,234,070	(1,519,515)	$(21,964,182)
Retail Class
Shares sold	—	$—	140	$1,900
Shares redeemed	—	—	(70,792)	(967,592)
Net decrease	—	$—	(70,652)	$(965,692)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the years ended October 31, 2025 and 2024. Specifically:

During the year ended October 31, 2025, there were no shareholder exchanges.

During the year ended October 31, 2024, 69,150 shares of Retail Class were exchanged for 68,499 shares of Class I valued at $946,662.

Financial Statements October 31, 2025 © Brown Brothers Harriman	21

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) October 31, 2025

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund invests in large cap company securities, which may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). Preferred securities are subject to issuer and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt (preferred security risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

© Brown Brothers Harriman	22

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) October 31, 2025

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. On November 17, 2025, the Fund was reorganized into an exchange-traded fund, BBH Series Large Cap ETF (the “Acquiring ETF”), under a Plan of Reorganization previously approved by the Board of Trustees of BBH Trust. The reorganization was structured as a tax-free reorganization under the applicable sections of U.S. Internal Revenue Code. All outstanding shares of the Fund were exchanged for shares of equal value of the Acquiring ETF. The shares of the Acquiring ETF are listed under ticker BBHL. The Acquiring ETF has the same investment adviser, investment objective and principal investment strategies as the Fund. The reorganization did not require shareholder approval.

Management has evaluated events and transactions that have occurred since October 31, 2025 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	23

BBH Select Series - Large Cap Fund Conflicts of Interest October 31, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser,

© Brown Brothers Harriman	24

BBH Select Series - Large Cap Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have

Financial Statements October 31, 2025 © Brown Brothers Harriman	25

BBH Select Series - Large Cap Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings

© Brown Brothers Harriman	26

BBH Select Series - Large Cap Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance.

Financial Statements October 31, 2025 © Brown Brothers Harriman	27

BBH Select Series - Large Cap Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co.

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BBH Select Series - Large Cap Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

Financial Statements October 31, 2025 © Brown Brothers Harriman	29

BBH Select Series - Large Cap Fund Additional Federal Tax Information October 31, 2025 (unaudited)

In January 2026, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2025. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

© Brown Brothers Harriman	30

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Annual Financial Statements October 31, 2025 BBH Intermediate Municipal Bond Fund

BBH Intermediate Municipal Bond Fund Report of Independent Registered Public Accounting Firm

To the Shareholders of BBH Intermediate Municipal Bond Fund and the Board of Trustees of BBH Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Intermediate Municipal Bond Fund (the “Fund”), one of the funds constituting BBH Trust, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

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BBH Intermediate Municipal Bond Fund Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2025

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

Financial Statements October 31, 2025 © Brown Brothers Harriman	3

BBH Intermediate Municipal Bond Fund Portfolio Allocation October 31, 2025

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$23,868,432	1.2%
Commercial Mortgage Backed Securities	18,559,356	0.9
Municipal Bonds	1,950,522,464	98.3
Liabilities in Excess of Cash and Other Assets	(7,488,268)	(0.4)
Net Assets	$1,985,461,984	100.0%

All data as of October 31, 2025. The BBH Intermediate Municipal Bond Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

Credit Quality

	U.S. $ Value	Percent of Total Investments
AAA	$379,308,410	19.0%
AA	1,131,157,863	56.7
A	443,617,782	22.3
BBB	37,201,146	1.9
Not rated	1,665,051	0.1
Total Investments	$1,992,950,252	100.0%

All data as of October 31, 2025. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Intermediate Municipal Bond Fund Portfolio of Investments October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (1.2%)
	Other (1.2%)
$ 8,797,088	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2,3]	06/25/42	0.000%	$8,886,250
4,977,992	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2,3]	11/25/42	0.000	4,914,916
4,985,985	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2]	01/25/43	4.712	5,128,284
4,797,861	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	10/25/40	4.547	4,938,982
	Total Other			23,868,432
	Total Asset Backed Securities (Identified cost $23,822,460)			23,868,432

	Commercial Mortgage Backed Securities (0.9%)
	Other (0.9%)
9,882,467	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	11/25/38	3.427	9,357,626
6,938,168	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	12/25/38	3.157	6,165,282
2,987,214	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	04/25/42	4.563	3,036,448
	Total Other			18,559,356
	Total Commercial Mortgage Backed Securities (Identified cost $18,786,415)			18,559,356

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	5

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (98.3%)
	Alabama (3.3%)
$ 12,000,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.650%)[2]	04/01/53	3.870%	$11,841,838
16,500,000	Energy Southeast A Cooperative District, Revenue Bonds	09/01/33	5.000	17,147,976
3,600,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[1,2]	06/01/34	3.920	3,609,279
6,725,000	Southeast Energy Authority A Cooperative District, Revenue Bonds	09/01/35	5.000	7,449,972
12,640,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	03/01/55	5.250	13,613,606
11,025,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	10/01/55	5.000	11,974,272
	Total Alabama			65,636,943

	Alaska (0.1%)
1,000,000	State of Alaska, General Obligation Bonds	08/01/27	5.000	1,040,858
	Total Alaska			1,040,858

	Arizona (2.2%)
2,700,000	Arizona Industrial Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	3,000,460
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,880,075
5,000,000	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, GNMA	09/01/56	6.000	5,576,634

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Arizona (continued)
$ 3,800,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250%	$3,983,096
4,865,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	5,333,246
21,695,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	23,739,218
	Total Arizona			44,512,729

	Arkansas (0.2%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,073,902
1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000	1,063,869
1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000	1,056,174
	Total Arkansas			3,193,945

	California (10.7%)
11,555,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	10,148,639
3,500,000	Anaheim Public Financing Authority, Revenue Bonds[3]	09/01/31	0.000	2,962,355
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/30	5.000	1,075,248
1,120,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/33	5.000	1,253,380
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/34	0.000	736,893
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/36	0.000	652,687

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	7

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/36	5.000%	$1,135,750
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/38	0.000	575,822
1,500,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/39	5.000	1,661,974
2,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/43	5.000	2,110,866
1,675,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/44	5.000	1,757,508
28,175,000	California Community Choice Financing Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[2]	02/01/52	3.670	26,540,416
2,535,000	California Community Choice Financing Authority, Revenue Bonds[1,2]	01/01/56	5.000	2,827,280
10,000,000	California Municipal Finance Authority, Revenue Bonds[1,2]	10/01/41	3.450	10,021,405
2,500,000	California Municipal Finance Authority, Revenue Bonds[1,2]	09/01/50	3.375	2,474,149
5,000,000	Central Valley Energy Authority, Revenue Bonds[1,2]	12/01/55	5.000	5,530,586
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/39	0.000	568,061
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/40	0.000	801,964

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 1,450,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/34	0.000%	$1,072,635
2,200,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/35	0.000	1,548,234
1,225,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/38	0.000	747,352
1,800,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/39	0.000	1,036,226
1,935,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/36	5.000	1,992,145
1,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/37	5.000	1,077,591
2,400,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/37	5.000	2,645,328
15,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/42	5.250	16,403,422
6,150,000	Lake Tahoe Unified School District, General Obligation Bonds[3]	08/01/45	0.000	5,283,919
1,200,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month CME Term SOFR + 1.450%)[2]	11/15/27	4.447	1,213,960
5,500,000	Long Beach Community College District, General Obligation Bonds[3]	08/01/49	0.000	3,849,638
6,920,000	Long Beach Unified School District, General Obligation Bonds[3]	08/01/36	0.000	4,405,075

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	9

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 3,115,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/32	5.000%	$3,188,543
3,825,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/35	5.000	4,448,786
1,250,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/37	5.000	1,351,145
750,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/39	5.000	842,275
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/40	5.000	1,111,861
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/41	5.000	1,099,886
16,495,000	Modesto Irrigation District, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.630%)[2]	09/01/37	3.600	15,855,467
7,700,000	Mt San Antonio Community College District, General Obligation Bonds[3]	08/01/43	0.000	7,766,033
10,000,000	Northern California Energy Authority, Revenue Bonds[1,2]	12/01/54	5.000	10,823,925
3,920,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month CME Term SOFR + 0.720%)[2]	07/01/27	3.565	3,925,900
1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/40	0.000	635,337
1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/42	0.000	670,530

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 11,745,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/43	0.000%	$5,112,236
6,075,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/45	0.000	2,365,142
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	764,135
2,115,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.550%)[2]	06/01/34	3.520	2,061,693
6,375,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.570%)[2]	06/01/39	3.540	5,820,506
2,000,000	San Diego County Regional Airport Authority, Revenue Bonds	07/01/34	5.000	2,292,127
3,000,000	San Diego County Regional Airport Authority, Revenue Bonds	07/01/42	5.250	3,283,641
4,725,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/37	5.000	5,244,524
9,655,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/40	5.250	10,598,697

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	11

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 1,845,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/41	5.250%	$2,006,433
3,535,000	San Mateo Union High School District, General Obligation Bonds[3]	09/01/41	0.000	3,813,018
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	814,780
	Total California			210,007,128

	Colorado (2.7%)
3,275,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/34	5.250	3,734,125
2,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/35	5.250	2,262,018
885,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.250	993,259
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,656,285
2,095,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.000	2,275,185
1,530,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/41	4.000	1,473,137
7,065,000	Colorado Health Facilities Authority, Revenue Bonds	05/15/36	5.000	7,818,597
3,130,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/39	5.000	3,362,367
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Colorado (continued)
$ 2,355,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/43	4.000%	$2,214,822
10,000,000	Colorado Health Facilities Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	05/15/61	3.770	9,945,219
389,653	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	386,495
3,800,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/35	0.000	2,350,472
5,025,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/37	0.000	2,802,908
11,000,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.750%)[2]	09/01/39	3.611	10,975,616
	Total Colorado			54,250,505

	Connecticut (1.8%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	151,193
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	412,507
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	353,720
1,075,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	1,080,612

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	13

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Connecticut (continued)
$ 2,385,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/49	4.000%	$2,399,972
6,175,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/52	5.500	6,445,640
3,275,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/54	6.250	3,543,962
2,145,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/54	6.000	2,367,511
4,885,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/54	6.000	5,263,815
7,825,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/48	2.800	7,814,374
6,580,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/57	2.800	6,571,775
	Total Connecticut			36,405,081

	District of Columbia (1.8%)
12,900,000	District of Columbia, Revenue Bonds	07/15/40	5.000	12,931,738
1,475,000	District of Columbia, General Obligation Bonds	06/01/41	5.000	1,481,900
1,585,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/30	5.000	1,731,224

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	District of Columbia (continued)
$ 1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000%	$1,245,051
8,250,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/35	5.000	9,382,778
2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000	2,263,388
1,610,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/40	5.000	1,725,223
5,805,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/42	5.000	5,861,947
	Total District of Columbia			36,623,249

	Florida (5.0%)
20,750,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000	21,077,416
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,268,729
3,275,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/32	5.000	3,643,025
2,105,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/34	5.000	2,374,115
14,025,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/36	5.000	15,559,683

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	15

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Florida (continued)
$ 2,535,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/38	5.000%	$2,538,413
7,000,000	Florida Development Finance Corp., Revenue Bonds[1,2]	09/01/50	3.400	7,030,330
2,525,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	2,635,197
4,465,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	4,898,326
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,129,195
2,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/33	5.000	2,064,375
5,030,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	5,281,618
3,235,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	3,579,999
6,560,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	6,710,807
3,450,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,594,299
5,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/43	5.250	5,387,142
4,665,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/44	5.250	4,991,835
3,650,000	Martin County Health Facilities Authority, Revenue Bonds	01/01/46	4.000	3,382,753
	Total Florida			100,147,257

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Georgia (1.0%)
$ 3,000,000	City of Atlanta Department of Aviation, Revenue Bonds	07/01/38	5.000%	$3,242,829
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	12/01/53	5.000	8,076,658
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	04/01/54	5.000	8,139,056
	Total Georgia			19,458,543

	Hawaii (0.1%)
2,000,000	City & County of Honolulu, General Obligation Bonds	10/01/30	4.000	2,016,060
	Total Hawaii			2,016,060

	Idaho (0.9%)
5,000,000	Idaho Health Facilities Authority, Revenue Bonds[2,5]	11/03/25	3.000	5,000,000
4,805,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.000	5,292,659
6,000,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	6,805,493
	Total Idaho			17,098,152

	Illinois (5.0%)
24,200,000	Illinois Finance Authority, Revenue Bonds[2,5]	11/03/25	3.600	24,200,000
3,500,000	Illinois Finance Authority, Revenue Bonds	01/01/28	5.000	3,673,916
1,180,000	Illinois Finance Authority, Revenue Bonds	01/01/29	5.000	1,265,839
1,100,000	Illinois Finance Authority, Revenue Bonds	01/01/30	5.000	1,205,043

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	17

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Illinois (continued)
$ 1,000,000	Illinois Finance Authority, Revenue Bonds	07/01/30	5.000%	$1,106,337
1,000,000	Illinois Finance Authority, Revenue Bonds	01/01/31	5.000	1,116,909
1,000,000	Illinois Finance Authority, Revenue Bonds	01/01/32	5.000	1,136,584
790,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	813,704
3,990,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,074,574
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,497,345
21,720,000	Illinois Finance Authority, Revenue Bonds	07/15/47	4.000	19,821,585
2,590,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	6.250	2,776,977
4,795,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	5,103,371
4,385,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/53	6.250	4,878,922
5,270,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/54	6.250	5,730,699
4,210,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	4,619,720

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Illinois (continued)
$ 4,990,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250%	$5,636,893
8,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	9,057,578
	Total Illinois			99,715,996

	Indiana (0.5%)
5,335,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	5,508,266
3,500,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.500	3,963,658
	Total Indiana			9,471,924

	Iowa (0.7%)
5,545,000	County of Polk, General Obligation Bonds	06/01/40	5.000	5,867,084
2,000,000	County of Polk, General Obligation Bonds	06/01/43	5.000	2,083,442
1,350,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/44	5.000	1,401,626
605,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	601,646
4,475,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	6.250	4,877,741
	Total Iowa			14,831,539

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	19

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Kentucky (1.7%)
$ 5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350%	$4,781,064
3,725,000	County of Trimble, Revenue Bonds[1,2]	06/01/54	4.700	3,752,361
4,780,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,302,620
6,250,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	6,950,905
12,560,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.061	12,650,261
	Total Kentucky			33,437,211

	Louisiana (0.2%)
4,890,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.700%)[2]	02/15/36	3.697	4,786,099
	Total Louisiana			4,786,099

	Massachusetts (0.4%)
4,740,000	Massachusetts Development Finance Agency, Revenue Bonds	07/01/41	4.000	4,665,290
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	363,281
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	473,784
2,905,000	Massachusetts Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/51	3.000	2,849,989
	Total Massachusetts			8,352,344

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	20

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Michigan (1.8%)
$ 2,500,000	Detroit City School District, General Obligation Bonds	05/01/29	6.000%	$2,667,146
1,500,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/41	5.000	1,600,944
5,335,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/46	5.000	5,481,645
4,420,000	Michigan Finance Authority, Revenue Bonds	04/15/42	4.000	4,363,788
15,675,000	Michigan Finance Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.750%)[2]	04/15/47	3.970	15,627,682
7,015,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/44	4.000	6,748,686
	Total Michigan			36,489,891

	Minnesota (1.9%)
980,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,035,592
532,545	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	475,937
464,311	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	438,054
1,025,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250	1,033,128
1,173,153	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,108,429
523,337	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	478,420

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	21

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Minnesota (continued)
$ 2,598,365	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470%	$2,167,155
1,285,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/52	3.000	1,263,927
2,565,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	2,655,001
5,900,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	6,390,118
4,830,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.500	5,296,421
5,050,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,647,792
3,430,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.500	3,860,858
3,350,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/38	0.000	2,041,425
3,750,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/39	0.000	2,152,959
3,750,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/40	0.000	2,008,150
	Total Minnesota			38,053,366

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	22

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Missouri (1.1%)
$ 2,280,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750%	$2,348,115
8,525,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	9,039,526
4,705,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.000	5,198,651
5,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	5.750	5,445,486
	Total Missouri			22,031,778

	Montana (0.4%)
305,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	305,215
2,175,000	Montana Board of Housing, Revenue Bonds	12/01/50	4.000	2,187,681
1,250,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,289,860
3,250,000	Montana Board of Housing, Revenue Bonds	12/01/55	6.000	3,595,783
	Total Montana			7,378,539

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	23

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Nebraska (1.2%)
$ 19,875,000	Central Plains Energy Project, Revenue Bonds[1,2]	05/01/53	5.000%	$20,961,991
2,000,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.250	2,234,490
	Total Nebraska			23,196,481

	Nevada (1.2%)
2,530,000	County of Clark, Revenue Bonds[1,2]	01/01/36	3.750	2,533,106
6,435,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	6,563,128
7,575,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	7,725,827
980,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/36	5.000	1,066,281
1,000,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/37	5.250	1,124,807
1,750,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/39	5.250	1,937,945
1,125,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/40	5.250	1,232,386
2,320,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/41	5.250	2,517,370
	Total Nevada			24,700,850

	New Jersey (2.8%)
9,775,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	8,139,569
2,285,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	1,689,312
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	24

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New Jersey (continued)
$ 7,295,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000%	$5,393,230
5,135,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/38	5.000	5,797,821
6,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/38	0.000	3,629,885
3,080,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/39	5.000	3,432,013
13,760,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/41	5.250	15,419,248
7,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/42	5.000	7,605,558
3,725,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/43	5.000	3,995,280
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/44	4.250	995,466
	Total New Jersey			56,097,382

	New Mexico (1.7%)
4,395,000	City of Farmington, Revenue Bonds	04/01/29	1.800	4,145,586
545,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	546,194
9,275,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/54	6.500	10,172,667

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	25

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New Mexico (continued)
$ 2,865,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	5.750%	$3,075,569
4,870,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000	5,360,723
10,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.000	11,063,380
	Total New Mexico			34,364,119

	New York (9.2%)
1,500,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.800%)[2]	11/01/32	3.661	1,500,308
5,705,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/32	5.000	5,709,003
10,425,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/37	5.000	10,572,089
8,225,000	Metropolitan Transportation Authority, Revenue Bonds[1,2]	11/15/45	5.000	8,909,957
2,605,000	Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds[3]	11/15/32	0.000	2,098,051
20,000,000	New York City Municipal Water Finance Authority, Revenue Bonds[2,5]	11/03/25	3.900	20,000,000
5,100,000	New York City Municipal Water Finance Authority, Revenue Bonds	06/15/45	4.000	4,890,754

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	26

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$ 20,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,5]	11/03/25	3.900%	$20,000,000
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/28	5.000	2,140,772
1,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/37	5.000	1,667,137
3,095,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/38	5.000	3,501,073
7,235,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/38	5.000	8,138,501
2,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/39	4.000	2,536,612
3,160,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/40	5.000	3,483,937
5,350,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/42	5.000	5,807,383
11,600,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/42	5.000	12,591,708
2,565,000	New York State Dormitory Authority, Revenue Bonds	07/01/38	4.000	2,650,492

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	27

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$ 1,300,000	New York State Dormitory Authority, Revenue Bonds	03/15/45	5.000%	$1,386,673
7,000,000	New York State Dormitory Authority, Revenue Bonds	03/15/46	5.250	7,610,589
7,500,000	New York State Housing Finance Agency, Revenue Bonds, FNMA[1,2]	11/01/50	3.950	7,627,574
5,000,000	New York State Housing Finance Agency, Revenue Bonds[1,2]	06/15/54	3.350	5,010,082
4,075,000	New York State Thruway Authority, Revenue Bonds	03/15/42	5.000	4,345,992
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/32	5.000	1,818,636
1,730,000	Port Authority of New York & New Jersey, Revenue Bonds	11/01/32	5.000	1,847,982
2,800,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/34	5.000	3,114,493
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/34	5.000	5,176,083
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,437,203
3,910,000	Port Authority of New York & New Jersey, Revenue Bonds	12/01/34	5.000	4,358,511
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,592,459
3,000,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/36	5.000	3,292,658

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	28

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$ 1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000%	$1,513,723
4,595,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/37	5.000	5,009,329
1,010,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/38	5.000	1,092,873
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/38	5.000	1,895,770
1,125,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/39	5.000	1,207,882
2,750,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 1.050%)[2]	04/01/26	3.911	2,749,821
1,165,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/35	0.000	826,374
6,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/36	0.000	4,385,496
	Total New York			183,497,980

	North Carolina (5.1%)
19,100,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[2,5]	11/03/25	3.900	19,100,000
700,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000	700,755
5,560,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	5,945,036

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	29

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	North Carolina (continued)
$ 4,940,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250%	$5,505,318
8,740,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	9,440,604
12,965,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	14,226,762
6,500,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	7,315,767
38,100,000	University of North Carolina at Chapel Hill, Revenue Bonds (SOFR + 1.050%)[2]	12/01/41	3.891	38,207,122
	Total North Carolina			100,441,364

	North Dakota (0.4%)
550,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	552,273
1,635,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	1,643,726
5,290,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	5,591,063
	Total North Dakota			7,787,062

	Ohio (4.0%)
10,000,000	County of Franklin, Revenue Bonds[2,5]	11/03/25	3.000	10,000,000
7,000,000	Lancaster Port Authority, Revenue Bonds[1,2]	02/01/55	5.000	7,494,983

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	30

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Ohio (continued)
$ 5,865,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/48	4.500%	$5,912,719
5,960,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	5.750	6,289,949
6,335,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.250	6,945,946
16,285,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500	18,602,412
1,680,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[3]	02/15/38	0.000	1,082,648
23,100,000	State of Ohio, Revenue Bonds[2,5]	11/03/25	3.900	23,100,000
	Total Ohio			79,428,657

	Oklahoma (0.4%)
2,715,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	6.000	2,977,927
4,975,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500	5,641,465
	Total Oklahoma			8,619,392

	Oregon (4.9%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/36	0.000	2,042,097
3,250,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[3]	06/15/34	0.000	2,260,082

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	31

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 4,645,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[3]	06/15/36	0.000%	$2,905,018
825,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/36	5.000	953,519
1,075,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/37	5.000	1,231,776
1,550,000	Lane County School District No 40 Creswell, General Obligation Bonds[3]	06/15/43	0.000	653,591
750,000	Lincoln County School District, General Obligation Bonds[3]	06/15/30	0.000	794,462
745,000	Lincoln County School District, General Obligation Bonds[3]	06/15/31	0.000	800,914
950,000	Lincoln County School District, General Obligation Bonds[3]	06/15/32	0.000	1,033,498
1,000,000	Lincoln County School District, General Obligation Bonds[3]	06/15/33	0.000	1,098,427
1,945,000	Lincoln County School District, General Obligation Bonds[3]	06/15/34	0.000	2,148,474
825,000	Lincoln County School District, General Obligation Bonds[3]	06/15/35	0.000	909,144
1,350,000	Lincoln County School District, General Obligation Bonds[3]	06/15/38	0.000	1,443,250
1,000,000	Lincoln County School District, General Obligation Bonds[3]	06/15/39	0.000	1,060,460

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	32

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000%	$1,131,556
3,650,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/34	0.000	2,551,905
6,135,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/36	0.000	3,862,238
2,585,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/26	0.000	2,536,292
1,515,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/34	0.000	1,120,865
2,250,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/38	0.000	1,318,581
21,050,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/43	0.000	9,056,586
300,000	Oregon Coast Community College District, General Obligation Bonds	06/15/33	5.000	346,981
300,000	Oregon Coast Community College District, General Obligation Bonds	06/15/34	5.000	350,299
560,000	Oregon Coast Community College District, General Obligation Bonds	06/15/36	5.000	646,776
510,000	Oregon Coast Community College District, General Obligation Bonds	06/15/38	5.000	579,862

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	33

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 3,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000%	$3,311,222
5,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/38	4.000	5,008,293
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	729,550
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[3]	06/15/38	0.000	1,134,052
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/31	0.000	3,040,045
3,350,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/34	0.000	2,368,127
9,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/37	0.000	5,694,276
5,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/38	0.000	3,037,246
1,900,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/39	0.000	1,076,447

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	34

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 8,665,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/40	0.000%	$4,641,566
1,800,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	902,298
7,710,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	3,865,882
4,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/42	0.000	2,228,709
3,630,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/43	0.000	1,591,677
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,230,816
1,380,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	1,041,104
3,530,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/37	0.000	2,113,954
6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/39	0.000	3,261,763

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	35

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/40	0.000%	$2,499,012
5,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/41	0.000	2,416,137
5,885,000	Washington County School District No 13 Banks, General Obligation Bonds[3]	06/15/44	0.000	2,458,978
	Total Oregon			96,487,807

	Pennsylvania (3.3%)
1,980,000	Allegheny County Airport Authority, Revenue Bonds	01/01/35	5.000	2,177,400
1,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/36	5.250	1,109,362
1,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/37	5.250	1,101,651
6,500,000	Allegheny County Airport Authority, Revenue Bonds	01/01/46	4.000	5,884,767
5,860,000	Butler County General Authority, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[2]	10/01/34	3.545	5,672,053
7,875,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/37	0.000	7,964,688
3,350,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/41	0.000	1,599,425
3,500,000	Pennsylvania Turnpike Commission, Revenue Bonds[1,2]	12/01/45	5.000	3,969,778

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	36

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$ 20,000,000	Philadelphia Authority for Industrial Development, Revenue Bonds[2,5]	11/03/25	3.850%	$20,000,000
5,000,000	School District of Philadelphia, General Obligation Bonds	09/01/29	5.000	5,067,957
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,525,186
2,910,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	3,046,022
1,815,000	School District of Philadelphia, General Obligation Bonds	09/01/37	5.000	1,828,263
2,700,000	School District of Philadelphia, General Obligation Bonds	09/01/48	5.500	2,878,889
	Total Pennsylvania			64,825,441

	South Carolina (0.9%)
3,800,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750	4,111,325
6,590,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	6.000	7,209,940
6,060,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/54	6.250	6,719,454
	Total South Carolina			18,040,719
The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	37

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	South Dakota (1.4%)
$ 40,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/45	4.000%	$40,017
480,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	479,044
920,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	927,099
1,600,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	1,607,959
4,030,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	4,154,564
4,995,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/54	6.000	5,291,207
5,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.250	5,982,975
4,980,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/55	6.250	5,572,953
3,250,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	6.250	3,711,852
	Total South Dakota			27,767,670

	Tennessee (0.8%)
1,450,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,624,554
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,252,405

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	38

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Tennessee (continued)
$ 1,875,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/41	5.500%	$2,034,094
5,575,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/29	0.000	5,507,951
3,750,000	Tennergy Corp., Revenue Bonds[1,2]	10/01/54	5.000	4,001,088
645,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	645,784
520,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	520,757
	Total Tennessee			15,586,633

	Texas (12.1%)
2,695,000	Cedar Hill Independent School District, General Obligation Bonds	02/15/37	5.000	3,053,080
1,800,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/36	5.000	1,966,969
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,166,659
1,250,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/34	5.000	1,357,759
3,355,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/36	5.000	3,688,823
2,625,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/38	4.000	2,596,429
1,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/40	4.000	965,694

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	39

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 5,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/41	5.250%	$5,383,466
15,015,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/48	5.250	15,703,216
8,000,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2,4]	02/01/55	3.080	7,993,822
3,975,000	County of Harris Toll Road Revenue, Revenue Bonds	08/15/45	4.000	3,813,835
4,150,000	DeSoto Independent School District, General Obligation Bonds	08/15/34	5.000	4,827,625
6,230,000	DeSoto Independent School District, General Obligation Bonds	08/15/36	5.000	7,084,841
3,470,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,390,319
3,875,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/54	4.000	3,940,432
5,000,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/55	3.800	5,102,907
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,716,678
4,640,000	Gregory-Portland Independent School District, General Obligation Bonds	02/15/34	5.000	5,395,200
1,000,000	Kilgore Independent School District, General Obligation Bonds[1,2]	02/15/52	4.000	1,006,708

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	40

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 2,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/30	5.000%	$2,704,174
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,518,899
2,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	2,022,820
4,260,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	4,221,319
4,790,000	North East Independent School District, General Obligation Bonds[1,2]	08/01/49	3.750	4,845,924
8,000,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/32	0.000	6,603,595
4,835,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/35	0.000	3,557,965
5,270,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/36	0.000	3,697,968
10,990,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/38	0.000	6,990,046
10,000,000	Northside Independent School District, General Obligation Bonds[1,2]	06/01/50	3.550	10,088,705
2,715,000	State of Texas, General Obligation Bonds	08/01/36	5.000	3,039,935
5,745,000	State of Texas, General Obligation Bonds	08/01/40	5.000	6,122,343
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	444,539

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	41

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 3,860,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150%	$3,151,464
1,385,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/38	4.300	1,424,616
4,100,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/39	4.000	4,108,344
7,813,983	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	6,908,669
1,190,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,198,341
3,055,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	3,281,635
3,065,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,343,529
3,690,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/54	6.000	4,051,633
3,000,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/56	6.250	3,364,623
6,260,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[2]	12/15/26	3.581	6,270,724

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	42

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 6,340,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250%	$6,449,420
6,410,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 0.863%)[2]	09/15/27	3.528	6,414,498
17,790,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 1.045%)[2]	09/15/27	3.751	17,856,319
1,645,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	3.770	1,641,010
19,275,000	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds[1,2]	01/01/55	5.000	21,215,316
12,115,000	Texas Water Development Board, Revenue Bonds	10/15/43	4.000	11,709,959
	Total Texas			239,402,794

	Utah (0.3%)
5,000,000	Utah Housing Corp., Revenue Bonds[1,2]	04/01/46	2.950	4,969,625
	Total Utah			4,969,625

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	43

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Virginia (0.7%)
$ 3,165,000	City of Norfolk Water Revenue, Revenue Bonds	11/01/33	5.000%	$3,705,390
10,000,000	Virginia Housing Development Authority, Revenue Bonds[1,2,4]	07/01/56	3.125	9,995,506
	Total Virginia			13,700,896

	Washington (2.1%)
3,055,000	County of King Sewer Revenue, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.230%)[2]	01/01/40	3.450	3,025,977
6,955,000	Port of Seattle, Revenue Bonds	04/01/34	5.000	7,350,059
5,500,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	6,096,306
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,558,283
3,500,000	Port of Seattle, Revenue Bonds	08/01/36	4.000	3,544,374
6,285,000	Port of Seattle, Revenue Bonds	04/01/37	5.000	6,569,497
3,385,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,515,408
4,900,000	Port of Seattle, Revenue Bonds	05/01/43	4.000	4,567,160
5,755,000	Port of Seattle, Revenue Bonds	08/01/46	5.000	5,882,760
	Total Washington			42,109,824

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	44

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Wisconsin (2.0%)
$ 6,280,000	Public Finance Authority, Revenue Bonds[1,2]	10/01/46	3.700%	$6,412,387
6,850,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/39	4.000	6,678,398
815,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	851,347
6,215,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	5,904,473
9,715,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	9,245,157
4,500,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000	4,918,169
5,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.250	5,569,389
	Total Wisconsin			39,579,320

	Wyoming (0.3%)
2,275,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	2,255,641
910,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	912,312

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	45

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Wyoming (continued)
$ 330,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750%	$329,845
1,325,000	Wyoming Community Development Authority, Revenue Bonds	12/01/55	6.250	1,481,513
	Total Wyoming			4,979,311
	Total Municipal Bonds (Identified cost $1,918,507,455)			1,950,522,464

Total Investments (Identified cost $1,961,116,330)[6]			100.4%	$1,992,950,252
Liabilities in Excess of Cash and Other Assets			(0.4)%	(7,488,268)
Net Assets			100.0%	$1,985,461,984

____________

1       This variable rate security is based on a predetermined schedule and the rate at October 31, 2025 also represents the reference rate at October 31, 2025.

2    Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2025 coupon or interest rate.

3    Security issued with zero coupon. Income is recognized through accretion of discount.

4    Represent a security purchased on a when-issued basis.

5    Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of October 31, 2025.

6    The aggregate cost for federal income tax purposes is $1,961,175,933, the aggregate gross unrealized appreciation is $37,873,875 and the aggregate gross unrealized depreciation is $6,099,556, resulting in net unrealized depreciation of $31,774,319.

Abbreviations:

BAM − Build America Mutual.

CME − Chicago Mercantile Exchange.

FHA − Federal Housing Administration.

FHLMC − Federal Home Loan Mortgage Corporation.

FNMA − Federal National Mortgage Association.

GNMA − Government National Mortgage Association.

NPFG − National Public Finance Guarantee Corporation.

SIFMA − Securities Industry and Financial Markets Association.

SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	46

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	47

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025 relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	48

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) October 31, 2025

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025.

Investments, at value*	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2025
Asset Backed Securities	$—	$23,868,432	$—	$23,868,432
Commercial Mortgage Backed Securities	—	18,559,356	—	18,559,356
Municipal Bonds	—	1,950,522,464	—	1,950,522,464
Total Investments, at value	$—	$1,992,950,252	$—	$1,992,950,252

____________

*   For geographical breakdown of all investments, refer to the Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	49

BBH Intermediate Municipal Bond Fund Statement of Assets and Liabilities October 31, 2025
Assets:
Investments in securities, at value (Cost $1,961,116,330)	$1,992,950,252
Cash	88,677
Receivables for:
Interest	20,068,235
Shares sold	968,793
Total Assets	2,014,075,957

Liabilities:
Payables for:
Investments purchased	26,802,643
Net investment advisory and administrative fees	1,240,485
Dividends declared	196,831
Shares redeemed	185,059
Professional fees	97,063
Custody and fund accounting fees	51,703
Shareholder servicing fees	17,372
Transfer agent fees	3,915
Board of Trustees’ fees	3,687
Accrued expenses and other liabilities	15,215
Total Liabilities	28,613,973
Net Assets	$1,985,461,984

Net Assets Consist of:
Paid-in capital	$1,983,024,048
Retained earnings	2,437,936
Net Assets	$1,985,461,984

Net Asset Value and Offering Price per Share
Class N Shares
($53,884,243 ÷ 5,173,299 shares outstanding)	$10.42
Class I Shares
($1,931,577,741 ÷ 185,682,866 shares outstanding)	$10.40

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	50

BBH Intermediate Municipal Bond Fund Statement of Operations For the year ended October 31, 2025
Net Investment Income:
Income:
Interest income	$62,629,839
Interest income on cash balances	46,697
Other income	148
Total Income	62,676,684

Expenses:
Investment advisory and administrative fees	6,112,480
Custody and fund accounting fees	204,001
Professional fees	110,993
Board of Trustees’ fees	106,981
Shareholder servicing fees	100,675
Transfer agent fees	50,742
Miscellaneous expenses	141,871
Total Expenses	6,827,743
Investment advisory and administrative fee waiver	(38,719)
Net Expenses	6,789,024
Net Investment Income	55,887,660

Net Realized and Unrealized Gain:
Net realized loss on investments in securities	(2,890,793)
Net change in unrealized appreciation/(depreciation) on investments in securities	32,149,564
Net Realized and Unrealized Gain	29,258,771
Net Increase in Net Assets Resulting from Operations	$85,146,431

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	51

BBH Intermediate Municipal Bond Fund Statements of Changes in Net Assets
	For the years ended October 31,
	2025	2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$55,887,660	$35,655,454
Net realized loss on investments in securities	(2,890,793)	(1,410,750)
Net change in unrealized appreciation/(depreciation) on investments in securities	32,149,564	39,823,516
Net increase in net assets resulting from operations	85,146,431	74,068,220

Dividends and distributions declared:
Class N	(1,731,543)	(1,777,835)
Class I	(54,145,553)	(33,879,850)
Total dividends and distributions declared	(55,877,096)	(35,657,685)

Share transactions:
Proceeds from sales of shares[1]	908,329,490	597,344,414
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	12,675,655	10,178,701
Proceeds from short-term redemption fees	85	1,696
Cost of shares redeemed[1]	(207,613,659)	(148,984,344)
Net increase in net assets resulting from share transactions	713,391,571	458,540,467
Total increase in net assets	742,660,906	496,951,002

Net Assets:
Beginning of year	1,242,801,078	745,850,076
End of year	$1,985,461,984	$1,242,801,078

____________

1       Includes share exchanges. See Note 5 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	52

BBH Intermediate Municipal Bond Fund Financial Highlights Selected per share data and ratios for a Class N share outstanding throughout each year.
	For the years ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.27	$9.74	$9.69	$10.93	$10.96
Income from investment operations:
Net investment income[1]	0.35	0.35	0.29	0.15	0.13
Net realized and unrealized gain/(loss)	0.15	0.53	0.05	(1.22)	(0.02)
Total income/(loss) from investment operations	0.50	0.88	0.34	(1.07)	0.11
Dividends and distributions to shareholders:
From net investment income	(0.35)	(0.35)	(0.29)	(0.16)	(0.13)
From net realized gains	—	—	—	(0.01)	(0.01)
Total dividends and distributions to shareholders	(0.35)	(0.35)	(0.29)	(0.17)	(0.14)
Short-term redemption fees[1]	—	0.00[2]	0.00[2]	0.00[2]	0.00 [2]
Net asset value, end of year	$10.42	$10.27	$9.74	$9.69	$10.93
Total return[3]	5.00%	9.10%	3.39%	(9.91)%	1.01%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$54	$55	$47	$55	$82
Ratio of expenses to average net assets before reductions	0.73%	0.70%	0.72%	0.70%	0.69%
Fee waiver[4]	(0.08)%	(0.05)%	(0.07)%	(0.05)%	(0.04)%
Ratio of expenses to average net assets after reductions	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.44%	3.42%	2.83%	1.46%	1.18%
Portfolio turnover rate	187%	201%	164%	135%	45%
Portfolio turnover rate[5]	37%	33%	63%	73%	23%

____________

1       Calculated using average shares outstanding for the year.

2    Less than $0.01.

3    Assumes the reinvestment of distributions.

4   The ratio of expenses to average net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective through March 1, 2026 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the years ended October 31, 2025, 2024, 2023, 2022 and 2021, the waived fees were $38,719, $25,502, $33,916, $31,643 and $35,002, respectively.

5   The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	53

BBH Intermediate Municipal Bond Fund Financial Highlights (continued) Selected per share data and ratios for a Class I share outstanding throughout each year.
	For the years ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.26	$9.73	$9.68	$10.92	$10.95
Income from investment operations:
Net investment income[1]	0.37	0.37	0.31	0.18	0.15
Net realized and unrealized gain/(loss)	0.14	0.53	0.04	(1.23)	(0.02)
Total income/(loss) from investment operations	0.51	0.90	0.35	(1.05)	0.13
Dividends and distributions to shareholders:
From net investment income	(0.37)	(0.37)	(0.30)	(0.18)	(0.15)
From net realized gains	—	—	—	(0.01)	(0.01)
Total dividends and distributions to shareholders	(0.37)	(0.37)	(0.30)	(0.19)	(0.16)
Short-term redemption fees[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of year	$10.40	$10.26	$9.73	$9.68	$10.92
Total return[3]	5.13%	9.33%	3.60%	(9.74)%	1.21%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,932	$1,188	$699	$597	$788
Ratio of expenses to average net assets	0.44%	0.44%	0.45%	0.46%	0.45%
Ratio of net investment income to average net assets	3.66%	3.64%	3.03%	1.69%	1.38%
Portfolio turnover rate	187%	201%	164%	135%	45%
Portfolio turnover rate[4]	37%	33%	63%	73%	23%

____________

1       Calculated using average shares outstanding for the year.

2    Less than $0.01.

3    Assumes the reinvestment of distributions.

4    The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	54

BBH Intermediate Municipal Bond Fund Notes to Financial Statements October 31, 2025

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of October 31, 2025, there were seven series of the Trust. The Fund commenced operations on April 1, 2014 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax).

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

Financial Statements October 31, 2025 © Brown Brothers Harriman	55

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) October 31, 2025

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.   Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

© Brown Brothers Harriman	56

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) October 31, 2025

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Financial Statements October 31, 2025 © Brown Brothers Harriman	57

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) October 31, 2025

E.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $1,731,543 and $54,145,553 to Class N and Class I shareholders, respectively, during the year ended October 31, 2025, and in the amount of $1,777,835 and $33,879,850 to Class N and Class I shareholders, respectively, during the year ended October 31, 2024.

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2025:	$3,831,359	$—	$3,831,359	$52,045,737	$—	$55,877,096
2024:	2,887,746	—	2,887,746	32,769,939	—	35,657,685

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Undistributed tax-exempt income	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$—	$—	$223,964	$(29,363,516)	$(256,434)	$31,833,922	$2,437,936
2024:	—	—	143,353	(26,487,633)	(171,477)	(315,642)	(26,831,399)

The Fund had $29,363,516 net capital loss carryforwards as of October 31, 2025, of which $9,806,531 and $19,556,985, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

© Brown Brothers Harriman	58

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) October 31, 2025

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.   Segment Reporting. Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

G.  Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates.

A.   Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% on the first $2.5 billion and 0.35% for amounts over $2.5 billion of the Fund’s average daily net assets. Prior to January 1, 2025, the Fund paid a combined fee, computed daily and payable monthly, equal to 0.40% of the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund incurred $6,112,480 under the Agreement.

Financial Statements October 31, 2025 © Brown Brothers Harriman	59

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) October 31, 2025

B.   Expense Waivers and Reimbursements. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2026, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the year ended October 31, 2025, the Investment Adviser waived fees in the amount of $38,719 and $0 for Class N and Class I, respectively.

C.  Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the year ended October 31, 2025, Class N shares of the Fund incurred $100,675 in shareholder servicing fees.

D.   Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the year ended October 31, 2025, the Fund incurred $204,001 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the year ended was $11,683. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this new agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. Prior to August 1, 2025, the Fund had an agreement with the Fund’s custodian, under which the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day.

© Brown Brothers Harriman	60

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) October 31, 2025

The total interest earned by the Fund for the year ended October 31, 2025 under the agreement with the Fund’s custodian and on the overnight deposits is $30,684 and $16,013, respectively. These amounts are included in “Interest income on cash balances” in the Statement of Operations.

E.   Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2025, the Fund incurred $106,981 in Independent Trustee compensation and expense reimbursements.

F.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the year ended October 31, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $3,569,451,020 and $2,848,959,003, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	1,197,354	$12,266,124	1,357,186	$13,949,650
Shares issued in connection with reinvestments of dividends	168,640	1,727,958	172,414	1,773,986
Proceeds from short-term redemption fees	N/A	—	N/A	128
Shares redeemed	(1,553,366)	(15,948,392)	(998,345)	(10,245,687)
Net increase/(decrease)	(187,372)	$(1,954,310)	531,255	$5,478,077

Class I
Shares sold	87,613,863	$896,063,366	56,691,791	$583,394,764
Shares issued in connection with reinvestments of dividends	1,069,527	10,947,697	817,789	8,404,715
Proceeds from short-term redemption fees	N/A	85	N/A	1,568
Shares redeemed	(18,792,119)	(191,665,267)	(13,538,259)	(138,738,657)
Net increase	69,891,271	$715,345,881	43,971,321	$453,062,390

Financial Statements October 31, 2025 © Brown Brothers Harriman	61

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) October 31, 2025

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the year ended October 31, 2025 and the year ended October 31, 2024. Specifically:

During the year ended October 31, 2025, there were no shareholder exchanges.

During the year ended October 31, 2024, 55,021 shares of Class N were exchanged for 55,075 shares of Class I valued at $557,364.

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates, higher volatility for securities with longer maturities (interest rate risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (geographic risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund may use derivatives that could create risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). While the Fund endeavors

© Brown Brothers Harriman	62

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) October 31, 2025 to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund may remain substantially fully invested at a time when a purchase is outstanding, then the purchases may result in a form of leverage. If the counterparty to a when-issued or delayed-delivery transaction fails to deliver the securities, the fund may receive a less favorable price or yield, or may suffer a loss (when-issued and delayed delivery securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the Fund’s shareholders (large shareholder risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.   Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. Management has evaluated events and transactions that have occurred since October 31, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	63

BBH Intermediate Municipal Bond Fund Conflicts of Interest October 31, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

© Brown Brothers Harriman	64

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Financial Statements October 31, 2025 © Brown Brothers Harriman	65

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

© Brown Brothers Harriman	66

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Financial Statements October 31, 2025 © Brown Brothers Harriman	67

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

© Brown Brothers Harriman	68

BBH Intermediate Municipal Bond Fund Additional Federal Tax Information October 31, 2025 (unaudited)

In January 2026, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2025. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

Financial Statements October 31, 2025 © Brown Brothers Harriman	69

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Annual Financial Statements October 31, 2025 BBH U.S. Government Money Market Fund

BBH U.S. Government Money Market Fund Report of Independent Registered Public Accounting Firm

To the Shareholders of BBH U.S. Government Money Market Fund and the Board of Trustees of BBH Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH U.S. Government Money Market Fund (the “Fund”), one of the funds constituting BBH Trust, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts

© Brown Brothers Harriman	2

BBH U.S. Government Money Market Fund Report of Independent Registered Public Accounting Firm (continued)

and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2025

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

Financial Statements October 31, 2025 © Brown Brothers Harriman	3

BBH U.S. Government Money Market Fund Portfolio Allocation October 31, 2025

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
U.S. Government Agency Obligations	$123,846,222	1.6%
U.S. Treasury Bills	6,240,396,776	79.2
Repurchase Agreements	1,500,000,000	19.0
Cash and Other Assets in Excess of Liabilities	16,865,021	0.2
Net Assets	$7,881,108,019	100.0%

All data as of October 31, 2025. The BBH U.S. Government Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH U.S. Government Money Market Fund Portfolio of Investments October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.s. Government Agency Obligations (1.6%)
$ 125,000,000	Federal Home Loan Bank Discount Notes[1,2]	01/28/26	3.812%	$123,846,222
	Total U.S. Government Agency Obligations (Cost $123,846,222)			123,846,222

	U.s. Treasury Bills (79.2%)
60,000,000	U.S. Treasury Bill[1,2]	11/04/25	4.090	59,979,677
300,000,000	U.S. Treasury Bill[1,2]	11/06/25	4.137	299,829,046
350,000,000	U.S. Treasury Bill[1,2]	11/12/25	4.211	349,554,870
300,000,000	U.S. Treasury Bill[1,2]	11/13/25	4.196	299,587,542
250,000,000	U.S. Treasury Bill[1,2]	11/18/25	3.993	249,531,473
300,000,000	U.S. Treasury Bill[1,2]	11/20/25	4.124	299,353,404
300,000,000	U.S. Treasury Bill[1,2]	11/25/25	3.944	299,214,630
125,000,000	U.S. Treasury Bill[1]	11/28/25	3.956	124,630,625
220,000,000	U.S. Treasury Bill[1,2]	12/02/25	4.136	219,226,163
280,000,000	U.S. Treasury Bill[1,2]	12/04/25	4.165	278,947,955
245,000,000	U.S. Treasury Bill[1,2]	12/09/25	3.973	243,978,734
350,000,000	U.S. Treasury Bill[1,2]	12/11/25	4.037	348,449,431
275,000,000	U.S. Treasury Bill[1,2]	12/16/25	3.922	273,659,688
275,000,000	U.S. Treasury Bill[1,2]	12/18/25	3.972	273,590,366
205,000,000	U.S. Treasury Bill[1,2]	12/26/25	3.917	203,785,214
150,000,000	U.S. Treasury Bill[1]	12/30/25	3.913	149,049,608
150,000,000	U.S. Treasury Bill[1,2]	01/02/26	3.888	149,004,943
220,000,000	U.S. Treasury Bill[1,2]	01/06/26	3.899	218,446,626
325,000,000	U.S. Treasury Bill[1,2]	01/08/26	3.893	322,632,656
250,000,000	U.S. Treasury Bill[1,2]	01/13/26	3.889	248,053,460
175,000,000	U.S. Treasury Bill[1,2]	01/20/26	3.865	173,515,722
200,000,000	U.S. Treasury Bill[1,2]	01/27/26	3.857	198,159,225
150,000,000	U.S. Treasury Bill[1]	01/29/26	3.816	148,598,250
150,000,000	U.S. Treasury Bill[1]	02/03/26	3.852	148,509,708
125,000,000	U.S. Treasury Bill[1,2]	02/19/26	4.016	123,496,667
130,000,000	U.S. Treasury Bill[1,2]	02/24/26	3.762	128,457,003
150,000,000	U.S. Treasury Bill[1,2]	03/05/26	3.798	148,072,213
100,000,000	U.S. Treasury Bill[1]	03/12/26	3.793	98,645,242

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	5

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.s. Treasury Bills (continued)
$ 100,000,000	U.S. Treasury Bill[1]	03/19/26	3.782%	$98,577,258
65,000,000	U.S. Treasury Bill[1,2]	04/23/26	3.719	63,859,377

	Total U.S. Treasury Bills (Cost $6,240,396,776)			6,240,396,776

	Repurchase Agreements (19.0%)
375,000,000	BNP Paribas (Agreement dated 10/31/25 collateralized by FHLMC 1.220%-7.500%, due 11/01/28-11/01/55, original par $210,330,131, value $140,487,907, FNMA 1.973%-7.000%, due 12/01/25-11/01/55, original par $613,453,546, value $168,556,279, GNMA 2.500%-7.500%, due 11/20/29-05/20/65, original par $140,438,277, value $73,455,814)	11/03/25	4.050	375,000,000
375,000,000	National Australia Bank, Ltd. (Agreement dated 10/31/25 collateralized by U.S. Treasury Note 2.250%, due 08/15/27, original par $389,935,000, value $382,500,000)	11/03/25	4.000	375,000,000
375,000,000	Royal Bank of Canada (Agreement dated 10/31/25 collateralized by U.S. Treasury Note 3.750%, due 04/30/27, original par $382,176,000, value $382,500,000)	11/03/25	4.000	375,000,000
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) October 31, 2025 All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Repurchase Agreements (continued)
$ 375,000,000	Societe Generale (Agreement dated 10/31/25 collateralized by FHLMC 6.000%, due 11/01/55, original par $1,000, value $1,041, FNMA 1.980%-6.750%, due 06/01/31-10/01/62, original par $187,497,922, value $94,281,377, GNMA 1.500%-7.500%, due 01/15/28-11/15/64, original par $479,826,600, value $288,217,329, U.S. Treasury Security 0.000%, due 05/15/30, original par $300, value $254)	11/03/25	4.120%	$375,000,000
	Total Repurchase Agreements (Cost $1,500,000,000)			1,500,000,000

Total Investments (Cost $7,864,242,998)[3]			99.8%	$7,864,242,998
Cash and Other Assets in Excess of Liabilities			0.2%	16,865,021
Net Assets			100.0%	$7,881,108,019

____________

1       Coupon represents a yield to maturity.

2    Coupon represents a weighted average yield.

3    The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	7

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) October 31, 2025

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) October 31, 2025 relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At October 31, 2025, 100% of the Fund’s investments in securities were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	9

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) October 31, 2025

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025.

Investments, at amortized cost which approximates fair value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of October 31, 2025
U.S. Government Agency Obligations	$—	$123,846,222	$—	$123,846,222
U.S. Treasury Bills	—	6,240,396,776	—	6,240,396,776
Repurchase Agreements	—	1,500,000,000	—	1,500,000,000
Total Investments, at amortized cost which approximates fair value	$—	$7,864,242,998	$—	$7,864,242,998

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH U.S. Government Money Market Fund Statement of Assets and Liabilities October 31, 2025
Assets:
Investments in securities, at amortized cost which approximates fair value	$6,364,242,998
Repurchase agreements (Cost $1,500,000,000)	1,500,000,000
Cash	35,027,689
Receivables for:
Interest	168,437
Prepaid expenses	2,197
Total Assets	7,899,441,321

Liabilities:
Payables for:
Dividends declared	15,415,779
Investment advisory and administrative fees	2,711,706
Custody and fund accounting fees	115,507
Professional fees	69,445
Board of Trustees’ fees	4,939
Transfer agent fees	4,403
Accrued expenses and other liabilities	11,523
Total Liabilities	18,333,302
Net Assets	$7,881,108,019

Net Assets Consist of:
Paid-in capital	$7,881,143,159
Distributions in excess of net investment income	(35,140)
Net Assets	$7,881,108,019

Net Asset Value and Offering Price per Share
Institutional Shares
($7,881,108,019 ÷ 7,881,149,177 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	11

BBH U.S. Government Money Market Fund Statement of Operations For the year ended October 31, 2025
Net Investment Income:
Income:
Interest income	$336,316,567
Interest income on cash balances	1,290,764
Total Income	337,607,331

Expenses:
Investment advisory and administrative fees	16,044,549
Custody and fund accounting fees	681,249
Board of Trustees’ fees	163,657
Professional fees	75,845
Transfer agent fees	54,479
Miscellaneous expenses	191,424
Total Expenses	17,211,203
Net Investment Income	320,396,128

Net Realized Gain:
Net realized gain on investments	10,424
Net Increase in Net Assets Resulting from Operations	$320,406,552

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH U.S. Government Money Market Fund Statements of Changes in Net Assets
	For the years ended October 31,
	2025	2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$320,396,128	$345,926,859
Net realized gain on investments	10,424	14,324
Net increase in net assets resulting from operations	320,406,552	345,941,183

Dividends and distributions declared:
Institutional Shares	(320,419,143)	(345,962,298)

Share transactions:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	11,153,865,144	10,379,321,440
Fund shares repurchased	(10,921,008,008)	(8,630,003,132)
Net increase in net assets resulting from fund share transactions	232,857,136	1,749,318,308
Total increase in net assets	232,844,545	1,749,297,193

Net Assets:
Beginning of year	7,648,263,474	5,898,966,281
End of year	$7,881,108,019	$7,648,263,474

The accompanying notes are an integral part of these financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	13

BBH U.S. Government Money Market Fund Financial Highlights Selected per share data and ratios for a class Institutional share outstanding throughout each year.
	For the years ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gain/(loss)	(0.00)[2]	0.00 [2]	(0.01)	0.00 [2]	(0.00)[2]
Total income from investment operations	0.04	0.05	0.04	0.01	0.00 [2]
Dividends and distributions to shareholders:
From net investment income	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)[2]
Total dividends and distributions to shareholders	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)[2]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	4.21%	5.22%	4.59%	0.75%	0.01%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$7,881	$7,648	$5,899	$4,795	$4,227
Ratio of expenses to average net assets before reductions	0.22%	0.22%	0.23%	0.23%	0.23%
Fee waiver[4]	—%	—%	—%	(0.08)%	(0.19)%
Ratio of expenses to average net assets after reductions	0.22%	0.22%	0.23%	0.15%	0.04%
Ratio of net investment income to average net assets	4.12%	5.09%	4.52%	0.73%	0.01%

____________

1       Calculated using average shares outstanding for the year.

2    Less than $0.01 per share.

3    Assumes the reinvestment of distributions.

4    During the years ended October 31, 2025, 2024, 2023, 2022 and 2021, the investment advisory and administrative fee waivers, as a result of a voluntary operating expense limitation agreement, were $–, $–, $–, $3,724,415 and $7,060,486, respectively.

The accompanying notes are an integral part of these financial statements.

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BBH U.S. Government Money Market Fund Notes to Financial Statements October 31, 2025

1.   Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. At October 31, 2025, there were seven series of the Trust. The Fund commenced operations on December 12, 1983. The Fund currently offers one class of shares designated as Institutional Shares. The investment objective of the Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

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BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) October 31, 2025

The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.

B.   Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.   Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single

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BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) October 31, 2025 net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements and information related to collateral, which could be offset in event of default, are shown in the Portfolio of Investments.

E.   Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any such interest

Financial Statements October 31, 2025 © Brown Brothers Harriman	17

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) October 31, 2025 or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $320,419,143 and $345,962,298 to Institutional shareholders during the years ended October 31, 2025 and October 31, 2024, respectively.

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2025:	$320,419,143	$—	$320,419,143	$320,419,143
2024:	345,962,298	—	345,962,298	345,962,298

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$15,834,051	$—	$(453,412)	$(15,415,779)	$—	$(35,140)
2024:	1,392,888	—	(463,836)	(951,601)	—	(22,549)

The Fund had $453,412 net capital loss carryforwards as of October 31, 2025, of which $453,412 and $0, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses.

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BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) October 31, 2025

Total distributions paid may differ from the amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

There are no significant differences between book-basis and tax-basis unrealized appreciation/(depreciation) for investments for the current year.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G.  Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

H.  Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates.

A.   Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on

Financial Statements October 31, 2025 © Brown Brothers Harriman	19

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) October 31, 2025 the first $1 billion of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets over $1 billion. For the year ended October 31, 2025, the Fund incurred $16,044,549 for services under the Agreement.

B.   Investment Advisory and Administrative Fee Waiver. BBH may from time to time voluntarily waive all or a portion of its investment advisory and administrative fee from the Fund. For the year ended October 31, 2025, BBH waived fees in the amount of $0 for Institutional Shares.

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the year ended October 31, 2025, the Fund incurred $681,249 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2025 was $200,986. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this new agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. Prior to August 1, 2025, the Fund had an agreement with the Fund’s custodian, under which the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the year ended October 31, 2025 under the agreement with the Fund’s custodian and on the overnight deposits is $1,050,103 and $240,661, respectively. These amounts are included in “Interest income on cash balances” in the Statement of Operations.

D.   Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act (referred to here as an “Independent Trustee”) receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2025, the Fund incurred $163,657 in Independent Trustee compensation and expense reimbursements.

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BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) October 31, 2025

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Institutional Shares of beneficial interest, at no par value. Transactions in Institutional Shares were as follows:

	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	11,153,841,534	$11,153,841,534	10,379,293,974	$10,379,293,974
Shares issued in connection with reinvestments of dividends	23,610	23,610	27,466	27,466
Shares redeemed	(10,921,008,008)	(10,921,008,008)	(8,630,003,132)	(8,630,003,132)
Net increase	232,857,136	$232,857,136	1,749,318,308	$1,749,318,308

5.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, resulting in material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or

Financial Statements October 31, 2025 © Brown Brothers Harriman	21

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) October 31, 2025 changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities. The U.S. Securities and Exchange Commission (“SEC”) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund (regulatory risk). The absence of an active market for the Fund’s variable and floating rate securities could make it difficult for the Fund to dispose of them if the issuer defaults (variable and floating rate instrument risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.   Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

6.   Money Market Regulation. Money market funds are required to comply with SEC regulations and governing rules for money market funds. Government money market funds, such as BBH U.S. Government Money Market Fund, are permitted to continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The Fund’s Board of Trustees has determined

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BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) October 31, 2025 not to impose any liquidity-based redemption fees or redemption gates on the Fund as permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, short-term U.S. Treasury securities, U.S. government agency securities, and/or repurchase agreements that are collateralized fully by cash or government securities.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. Management has evaluated events and transactions that have occurred since October 31, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements October 31, 2025 © Brown Brothers Harriman	23

BBH U.S. Government Money Market Fund Conflicts of Interest October 31, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

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BBH U.S. Government Money Market Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Financial Statements October 31, 2025 © Brown Brothers Harriman	25

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance.

© Brown Brothers Harriman	26

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent

Financial Statements October 31, 2025 © Brown Brothers Harriman	27

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) October 31, 2025 (unaudited)

BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

© Brown Brothers Harriman	28

BBH U.S. Government Money Market Fund Additional Federal Tax Information October 31, 2025 (unaudited)

In January 2026, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2025. Shareholders should use the information on Form 1099 for their income tax returns.

Financial Statements October 31, 2025 © Brown Brothers Harriman	29

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.       Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10.     Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16.     Controls and Procedures.

(a)     The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

(a)     Not applicable.

(b)    Not applicable.

Item 19.     Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By:	(Signature and Title)
/s/ Daniel Greifenkamp
Daniel Greifenkamp
Title: President (Principal Executive Officer)
Date: January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)
/s/ Daniel Greifenkamp
Daniel Greifenkamp
Title: President (Principal Executive Officer)
Date: January 2, 2026
By:	(Signature and Title)
/s/ Declan Coyne
Declan Coyne
Title: Treasurer (Principal Financial Officer)
Date: January 2, 2026